Home Office:
1876 Waycross Road
Cincinnati, Ohio 45240
Telephone: 1-800-319-6902

                         PROSPECTUS
          Flexible Premium Deferred Variable Annuity

                      CARILLON ACCOUNT
                             of
           THE UNION CENTRAL LIFE INSURANCE COMPANY

This prospectus describes an annuity contract ("the Contract") offered by The Union Central Life Insurance Company ("we" or "us" or "Union Central"). The Contract is a flexible premium, combination fixed and variable annuity contract. The Contract is designed for use in connection with all types of retirement plans.

Your Contract's premiums may be allocated in whole or in part:

o to our general account, and accumulate on a guaranteed, fixed basis, or

o to the Carillon Account, one of our variable annuity separate accounts where accumulation values are not guaranteed and vary with the performance of one or more underlying mutual funds.

Carillon Account is divided into thirty-one "Subaccounts," each of which invests in shares of a single investment portfolio ("Portfolio") of an underlying mutual fund ("Fund"). We will provide you with a prospectus for each Portfolio with this Prospectus. The available Portfolios consist of:

o  two Portfolios of AIM Variable Insurance Funds ("AIM Fund"),
o  two Portfolios of The Alger American Fund ("Alger American
   Fund"),
o two Portfolios of American Century Variable Portfolios, Inc. ("American Century Fund"),
o one Portfolio of Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton Fund")
o  five Portfolios of MFS Variable Insurance Trust ("MFS Fund"),
o one Portfolio of Neuberger Berman Advisers Management Trust ("Neuberger Berman Fund"),
o  two Portfolios of Oppenheimer Variable Account Funds
   ("Oppenheimer Fund"),
o  three Portfolios of Scudder Variable Series I ("Scudder
   Fund"),
o  two Portfolios of Seligman Portfolios, Inc. ("Seligman
   Fund"),
o nine Portfolios of Summit Mutual Funds, Inc. Pinnacle Series ("Summit Fund"), and
o  two portfolios of The Universal Institutional Funds, Inc.
   ("UIF Fund").

Premiums that you allocate to Carillon Account will vary with the investment performance of the Portfolio(s) you select.
Similarly, the amount of any variable annuity benefit payments will vary with the investment performance of the Portfolio(s) you select. This Prospectus generally describes only the variable portion of the Contract.

Additional information about Carillon Account and the variable portion of the Contracts has been filed with the Securities and Exchange Commission ("SEC") in the form of a Statement of Additional Information ("SAI"). The SAI is dated May 1, 2003, and is incorporated herein by reference. You may obtain the SAI without charge by writing us at the address given above or by calling the listed telephone number.

THE SEC HAS NOT APPROVED OR DISAPPROVED THE CONTRACTS.  NEITHER
THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS
TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

      Please Read This Prospectus Carefully and Retain It for
                      Future Reference.

           The date of this prospectus is May 1, 2003.

                       TABLE OF CONTENTS

DEFINITIONS . . . . . . . . . . . . . . . . . . . . . . . 3
SUMMARY . . . . . . . . . . . . . . . . . . . . . . . . . 5
 The Contract and the Investment Options. . . . . . . . . 5
 Premiums . . . . . . . . . . . . . . . . . . . . . . . . 6
 Surrenders . . . . . . . . . . . . . . . . . . . . . . . 6
 Transfers. . . . . . . . . . . . . . . . . . . . . . . . 6
 Annuity Benefit Payments . . . . . . . . . . . . . . . . 6
 Charges. . . . . . . . . . . . . . . . . . . . . . . . . 6
SUMMARY OF SEPARATE ACCOUNT EXPENSES. . . . . . . . . . . 7
THE UNION CENTRAL LIFE INSURANCE COMPANY
AND CARILLON ACCOUNT. . . . . . . . . . . . . . . . . . . 9
 The Union Central Life Insurance Company . . . . . . . . 9
 Carillon Account . . . . . . . . . . . . . . . . . . . . 9
 The Funds. . . . . . . . . . . . . . . . . . . . . . . .10
 Additions, Deletions or Substitutions of Investments . .13
THE CONTRACT . . .. . . . . . . . . . . . . . . . . . . .14
 Purchasing a Contract. . . . . . . . . . . . . . . . . .14
 Premiums . . . . . . . . . . . . . . . . . . . . . . . .14
 Crediting of Accumulation Units. . . . . . . . . . . . .14
 Value of Accumulation Units. . . . . . . . . . . . . . .15
 Self-Service Access to Information and Services. . . . .15
 Transfers. . . . . . . . . . . . . . . . . . . . . . . .16
 Special Transfers - Dollar Cost Averaging. . . . . . . .17
 Portfolio Rebalancing Plan . . . . . . . . . . . . . . .18
 Interest Sweep Plan. . . . . . . . . . . . . . . . . . .18
 Surrenders . . . . . . . . . . . . . . . . . . . . . . .18
 Personal Income Plan . . . . . . . . . . . . . . . . . .19
CHARGES AND OTHER DEDUCTIONS. . . . . . . . . . . . . . .20
 Administration Fees. . . . . . . . . . . . . . . . . . .20
 Mortality and Expense risk Charge. . . . . . . . . . . .20
 Surrender Charge (Contingent Deferred Sales
   Charge) for VA I Contracts . . . . . . . . . . . . . .21
   Terminal Illness/Confinement . . . . . . . . . . . . .21
   Other Waivers or Reductions of Surrender Charge. . . .22
 Premium Taxes. . . . . . . . . . . . . . . . . . . . . .22
 Fund Expenses. . . . . . . . . . . . . . . . . . . . . .23
BENEFITS UNDER THE CONTRACT . . . . . . . . . . . . . . .23
 Death Benefits . . . . . . . . . . . . . . . . . . . . .23
 Annuity Benefit Payments . . . . . . . . . . . . . . . .24
THE GUARANTEED ACCOUNT. . . . . . . . . . . . . . . . . .25
 General Description. . . . . . . . . . . . . . . . . . .26
 Guaranteed Account Accumulations . . . . . . . . . . . .26
 Fixed Annuity Benefit Payments . . . . . . . . . . . . .26
 Surrenders . . . . . . . . . . . . . . . . . . . . . . .27
 Transfers. . . . . . . . . . . . . . . . . . . . . . . .27
GENERAL MATTERS . . . . . . . . . . . . . . . . . . . . .27
 Designation of Beneficiary . . . . . . . . . . . . . . .27
 10-Day Right to Examine Contract . . . . . . . . . . . .27
 Contract Owner's Inquiry . . . . . . . . . . . . . . . .27
 Contract Owner's Reports . . . . . . . . . . . . . . . .27
FEDERAL TAX MATTERS . . . . . . . . . . . . . . . . . . .28
 Introduction . . . . . . . . . . . . . . . . . . . . . .28
 Tax Status of Contracts. . . . . . . . . . . . . . . . .28
 Qualified Plan . . . . . . . . . . . . . . . . . . . . .29
TEXAS OPTIONAL RETIREMENT PROGRAM RESTRICTIONS. . . . . .30
DISTRIBUTION OF THE CONTRACTS . . . . . . . . . . . . . .30
VOTING RIGHTS . . . . . . . . . . . . . . . . . . . . . .31
PERFORMANCE DATA. . . . . . . . . . . . . . . . . . . . .31
FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . .31
APPENDIX A (Accumulation Unit Values) . . . . . . . . . .32
APPENDIX B - IRA DISCLOSURE STATEMENT . . . . . . . . . .36
 Part I. Traditional IRA and SEP-IRA. . . . . . . . . . .36
 Part II. SIMPLE-IRA. . . . . . . . . . . . . . . . . . .41
 Part III. Roth IRA . . . . . . . . . . . . . . . . . . .42
APPENDIX C - DISCLAIMERS. . . . . . . . . . . . . . . . .44
APPENDIX D. . . . . . . . . . . . . . . . . . . . . . . .46


    STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

DISTRIBUTION OF CONTRACTS . . . . . . . . . . . . . . . .B-2
DETERMINATION OF ANNUITY PAYMENTS . . . . . . . . . . . .B-2
PERFORMANCE DATA ADVERTISING. . . . . . . . . . . . . . .B-3
FEDERAL TAX MATTERS . . . . . . . . . . . . . . . . . . .B-8
MISCELLANEOUS CONTRACT PROVISIONS . . . . . . . . . . . .B-10
CUSTODY OF CARILLON ACCOUNT'S ASSETS. . . . . . . . . . .B-11
EXPERTS . . . . . . . . . . . . . . . . . . . . . . . . .B-11
FINANCIAL STATEMENTS OF CARILLON ACCOUNT
    AND OF UNION CENTRAL. . . . . . . . . . . (following B-11)

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                          DEFINITIONS

accumulation unit-A unit of measure used to calculate the value of your Variable Account during the Pay-in Period.

accumulation value-The sum of the values of your Contract's
Guaranteed Account and Variable Account.

Annuitant-A person whose life determines the duration of annuity benefit payments involving life contingencies.

annuity unit-A unit of measure used to calculate variable annuity benefit payments (during the Pay-out Period).

Beneficiary-The person you designate to receive the Contract's death benefit.

Carillon Account-One of our variable annuity separate accounts.
Carillon Account currently is divided into thirty-one
Subaccounts, each of which invests exclusively in one Portfolio of a Fund.

Cash Surrender Value - Your Contract's accumulation value at the end of the valuation period during which we receive a request for total or partial surrender, minus any applicable surrender charges, any applicable annual administration fee and premium taxes not previously deducted.

Contract Date-The date we issue your Contract.

Contract Owner ("You")- the person designated as the owner in the
Contract or as subsequently changed.   If a Contract has been
absolutely assigned, the assignee is the Contract Owner. A collateral assignee is not a Contract Owner.

Contract Year-A period of 12 consecutive months beginning on the Contract Date or any anniversary thereof.

Due Proof of Death-One of the following:

o  A certified copy of a death certificate;
o A certified copy of a decree of a court of competent jurisdiction as to the finding of death;
o A written statement by a medical doctor who attended the deceased; or
o  Any other proof satisfactory to us.

fixed annuity benefit payments-Annuity benefit payments that are fixed in amount throughout the Pay-out Period.

The Funds-Mutual funds, one or more investment portfolios of which are purchased by Carillon Account. Currently the eleven Funds are: AIM Fund, Alger American Fund, American Century Fund, Franklin Templeton Fund, MFS Fund, Neuberger Berman Fund, Oppenheimer Fund, Scudder Fund, Seligman Fund, Summit Fund, and UIF Fund.

Guaranteed Account-The portion (if any) of your Contract's accumulation value that is held in our general account and accumulates at a guaranteed rate of at least 3%.

Investment Options-The Guaranteed Account and the thirty-one
Subaccounts of Carillon Account.

Maturity Date-The date on which the Pay-out Period commences
(i.e., when you stop making premium payments to us and we start making annuity benefit payments to you).

Nonqualified Contracts-Contracts that do not qualify for special federal income tax treatment.

Pay-in Period-The period during which you may make payments to us and accumulate Contract values on a fixed or variable basis (referred to in the Contract as the "Accumulation Period"). The Pay-in Period commences on the Contract Date and lasts until the Maturity Date.

Pay-out Period-The period after the Maturity Date during which we make annuity benefit payments to you (referred to in the Contract as the "Annuity Period").

Portfolio-A separate investment portfolio of one of the Funds.

Qualified Contracts-Contracts issued in connection with plans that qualify for special federal income tax treatment.

Subaccount-A part of Carillon Account. Each Subaccount invests exclusively in shares of a different Portfolio.

VA I Contract-A Contract available for purchase with a minimum of $25 for a Qualified Contract ($50 for a Nonqualified Contract), subject to surrender charges, the $30 annual administrative charge (waived for Contracts worth more than $25,000), a 1.00% mortality and expense charge, a limit on annual transfers out of the Guaranteed Account, and a higher current rate of interest paid on the Guaranteed Account than a VA II Contract.

VA II Contract-A Contract available at an initial premium level of at least $25,000, subject to a 1.20% mortality and expense charge, and a lower current rate of interest paid on the Guaranteed Account than a VA II Contract, but not subject to surrender charges, the $30 annual administrative charge, or a limit on annual transfers out of the Guaranteed Account.

Variable Account-The portion of your Contract's accumulation value that is invested in one or more Subaccounts of Carillon Account. Your Variable Account is divided into one or more subdivisions, one for each Subaccount to which you have allocated your accumulation value.

variable annuity benefit payments-Annuity benefit payments that vary in amount in relation to the investment performance of the Subaccount(s) you select during the Pay-Out Period.

                         SUMMARY

The Contract and the Investment Options

The Contract is designed and offered to aid in the accumulation of funds on a tax-deferred basis for retirement in connection with a broad range of retirement plans, including:

  o plans established by persons entitled to the benefits of the Self-Employed Individuals Tax Retirement Act of 1962, as amended ("H.R. 10 plans");
  o qualified employee pension and profit-sharing trusts or plans described in Section 401(a) and tax-exempt under
    Section 501(a) of the Internal Revenue Code of 1986, as amended (the "Code");
  o qualified annuity plans described in Section 403(a) of the Code;
  o annuity purchase plans adopted by public school systems and certain tax-exempt organizations under Section 403(b) of the Code;
  o Individual Retirement Annuities purchased by or on behalf of individuals pursuant to Sections 408 (traditional and Simple IRAs) and 408A (Roth IRA) of the Code;
  o government deferred compensation plans pursuant to
    Section 457 of the Code;
  o other qualified plans; and
  o nonqualified plans.

Qualified plans provide special tax treatment to participating employees and self-employed individuals and their beneficiaries. While the Contract provides many benefits when used with a qualified plan, you should know that the Contract provides no additional benefit with regard to tax deferral.

You may allocate your Contract's accumulation value among the Contract's 32 Investment Options, which consist of the Guaranteed
Account and the 31 Subaccounts of Carillon Account.  Each
Subaccount of Carillon Account invests in one of the following
Portfolios:

o  AIM V.I. Capital Appreciation Fund, Series I
o  AIM V.I. Growth Fund, Series I
o  Alger American Leveraged AllCap Portfolio, Class O
o  Alger American MidCap Growth Portfolio, Class O
o  American Century VP Income & Growth Portfolio
o  American Century VP Value Portfolio
o  FTVIPT Templeton Foreign Securities Fund, Class 2
o  MFS VIT Emerging Growth Series
o  MFS VIT High Income Series
o  MFS VIT Investors Trust Series
o  MFS VIT New Discovery Series
o  MFS VIT Total Return Series
o  Neuberger Berman AMT Guardian Portfolio
o  Oppenheimer Global Securities Fund/VA
o Oppenheimer Main Street(R) Fund/VA (formerly Oppenheimer Main Street Growth & Income Fund/VA)
o  Scudder VS I Capital Growth Portfolio (Class A)
o  Scudder VS I International Portfolio (Class A)
o  Scudder VS I Money Market Portfolio
o  Seligman Communications and Information Portfolio (Class 2)
o  Seligman Small-Cap Value Portfolio (Class 2)
o  Summit Pinnacle Balanced Index Portfolio
o  Summit Pinnacle Bond Portfolio
o  Summit Pinnacle EAFE International Index Portfolio
o  Summit Pinnacle Lehman Aggregate Bond Index Portfolio
o  Summit Pinnacle Nasdaq-100 Index Portfolio
o  Summit Pinnacle Russell 2000 Small Cap Index Portfolio
o  Summit Pinnacle S&P MidCap 400 Index Portfolio
o  Summit Pinnacle S&P 500 Index Portfolio
o  Summit Pinnacle Zenith Portfolio
o The Universal Institutional Funds, Inc. Core Plus Fixed Income Portfolio, Class I
o  The Universal Institutional Funds, Inc. U.S. Real Estate
   Portfolio, Class I

Your Contract's accumulation value will vary according to the investment experience of the Portfolio(s) you select. Similarly, the dollar amount of variable annuity benefit payments will vary according to the investment experience of the Portfolio(s) selected. You bear the entire investment risk for all amounts you allocate to any of the 31 variable Investment Options. Allocations to the Guaranteed Account accumulate at a guaranteed rate of at least 3% on an annual basis.

Premiums

Each premium payment must be at least $25 for Qualified Contracts and $50 for Nonqualified Contracts. The initial premium for a VA II Contract is $25,000. You may pay premiums at any time and in any amount, subject to the $25/$50 minimum and a maximum (which we may waive) of $10,000 per Contract Year. However, if you own a VA I Contract and pay no premiums for two consecutive Contract Years (three in New York), then under certain circumstances we may pay you your Contract's accumulation value (minus the administration fee and surrender charge, if applicable) and cancel your Contract.

Surrenders

You may totally or partially surrender your Contract and be paid all or part of its accumulation value at any time during the Pay-in Period (unless your Contract was issued in connection with a plan adopted pursuant to Section 403(b) of the Code -- see page
48). Certain surrenders of a VA I Contract may be subject to a surrender charge and a penalty tax may be imposed. In addition, you may return your Contract for a refund within 10 days after receiving it, or longer where required by state law.

Transfers

During the Pay-in Period, you may transfer your accumulation values among the subdivisions of your Variable Account or between those subdivisions and your Guaranteed Account, as frequently as desired. Transfers generally must be at least $300. Up to six transfers may be made each Contract Year without charge.
However, a transaction charge (currently $10) is imposed for each transfer in excess of that number. During the Pay-in Period, if you own a VA II Contract, you may transfer the entire amount of the value of your Guaranteed Account at any time; however, if you own a VA I Contract, you may only transfer up to the greater of 20% of the value of your Guaranteed Account (as of the first day of the Contract Year), or $1,000 to one or more subdivisions of your Variable Account each Contract Year.

During the Pay-out Period, you may, once each year, change the Investment Options upon which the amount of your variable annuity benefit payments are calculated by requesting that we transfer annuity reserves among the Portfolios.

Annuity Benefit Payments

You can choose among a variety of types of fixed and variable annuity benefit payments to be made during the Pay-out Period.

If the Annuitant dies before the Maturity Date and the Contract Owner is still living, the Contract Owner will be treated as the Annuitant. If the Contract Owner dies before the Maturity Date, then we will pay the Beneficiary a death benefit equal to the greater of:

  o the Contract's accumulation value, or
  o the sum of all premiums paid less any amounts deducted in connection with partial surrenders.

Charges

No sales charge is deducted from your premiums. However, we will deduct a surrender charge upon certain early surrenders or withdrawals of a VA I Contract. This surrender charge depends on how long your VA I Contract has been in force. During the first two Contract Years the surrender charge is 7% of the amount surrendered. This charge is reduced by 1% on each subsequent Contract anniversary until the eighth anniversary, when it becomes zero. Notwithstanding the charges described above, partial surrenders totaling not more than 10% of your VA I Contract's accumulation value (as of the date of the first partial surrender in the Contract Year) may be made each Contract Year without the imposition of the surrender charge. Also, where permitted by state law, the surrender charge will be waived in the event of the Contract Owner's hospital confinement or terminal illness as defined in the Contract. The total surrender charge assessed over the life of the Contract will not exceed 9% of premiums paid. There are no surrender charges for a VA II Contract.

We deduct an administration fee of $30 per year from your VA I Contract's accumulation value during the Pay-in Period. We will waive the annual administration fee for any year in which the accumulation value of your Contract is $25,000 or more on the last day of that Contract Year. We also reserve the right to waive this fee for Contracts sold to select classes of employer-sponsored retirement plans. There is no administration fee for a VA II Contract. We also deduct a daily administrative charge at the rate of 0.25% of net assets per year during both the Pay-in and Pay-out Periods.

As compensation for our assumption of mortality and expense risks, we deduct a charge from Carillon Account that is currently 1.00% of net assets per year for VA I Contracts and 1.20% of net assets per year for VA II Contracts, and will never exceed 2.00% per year. In accordance with state laws, premium taxes will be deducted from some Contracts.

The Funds in which Carillon Account invests pay an investment advisory fee and other expenses which are described in the Fund prospectuses.

            SUMMARY OF SEPARATE ACCOUNT EXPENSES

The following charts and tables describe the fees and expenses that you will pay when buying, owning, and surrendering your Contract.

1. CONTRACT OWNER TRANSACTION EXPENSES (the fees and expenses that you will pay at the time that you buy your Contract, surrender your Contract, or transfer among investment options.
State premium taxes may also be deducted.)

o SALES LOAD IMPOSED ON PURCHASES
  (as a percentage of purchase payments). . . . . . . . None

o SURRENDER CHARGE (Contingent Deferred Sales Charge)
  (as a percentage of amount  surrendered)

VARIABLE ANNUITY I (VA I)

Contract Year of surrender  1   2   3   4   5   6   7   8  Thereafter
Applicable Charge (1)       7%  7%  6%  5%  4%  3%  2%  1%      0%

VARIABLE ANNUITY II (VA II)

Surrender Charge (Contingent Deferred Sales Charge)......None

o MAXIMUM TRANSFER FEE FOR BOTH VA I AND VA II . . . $100(2)


2. PERIODIC EXPENSES (the fees and expenses that you will pay periodically while you own your Contract, not including portfolio fees and expenses)

o ANNUAL ADMINISTRATION FEE

  VA I . . . . .$30(3)
  VA II. . . . .None

o SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

  o MAXIMUM MORTALITY AND EXPENSE RISK CHARGE . . . . 2.00%(4)
  o ADMINISTRATION FEE. . . . . . . . . . . . . . . .  .25%
  o MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES. . 2.25%(5)

3. UNDERLYING FUND EXPENSES (the minimum and maximum total operating expenses charged by the Funds, including management fees, 12b-1 fees, and other expenses, that you may pay periodically during the time that you own your Contract. More detail concerning each Fund's fees and expenses is contained in each Fund's prospectus.)

o TOTAL ANNUAL FUND OPERATING EXPENSES
        Minimum             Maximum
         0.43%              1.37%

____________
(1) Partial surrenders totaling up to 10% of a Contract's accumulation value may be made each Contract Year without the surrender charge being assessed.
(2) During the Pay-in Period, up to six transfers may be made each Contract Year without charge. The current charge for transfers is $10. We would only charge the maximum charge of $100 if you transfer at least $100,000, or the entire variable account value of your Contract, if less, out of and into the same portfolio within 30 days, a practice commonly known as "day trading".
(3) Waived for any year in which the VA I Contract's accumulation value is $25,000 or more on the last day of the Contract Year. This charge applies only during the Pay-In Period.
(4) The current charge for a VA I Contract is 1.00% and the current charge for a VA II Contract is 1.20%.
(5) The current total charge for a VA I Contract is 1.25%; the current total charge for a VA II Contract is 1.45%.




4. The Examples that follow are intended to help you compare the cost of investing in the VA I or VA II Contract with the cost of investing in other variable annuity contracts. These costs include maximum contract owner transaction expenses, contract fees, and separate account annual expenses. Each Example assumes that you invest $10,000 in your Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes, in the first table, the maximum fees and expenses of any of the Funds, and, in the second table, the minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

a) If you surrender your VA I Contract at the end of the applicable time period:

   MAXIMUM:
            1 year   3 years   5 years   10 years
            $108.89  $177.71   $237.32    $401.67
   MINIMUM:
            1 year   3 years   5 years   10 years
            $99.93   $151.08   $192.87    $313.45

b) If you annuitize your VA I Contract at the end of the applicable time period:

   MAXIMUM:
            1 year   3 years   5 years   10 years
            $38.05   $115.53   $194.87    $401.67
   MINIMUM:
            1 year   3 years   5 years   10 years
            $28.43   $87.11    $148.37    $313.45

c) If you do not surrender your VA I Contract:

   MAXIMUM:
            1 year   3 years   5 years   10 years
            $38.05   $115.53   $194.87    $401.67
   MINIMUM:
            1 year   3 years   5 years   10 years
            $28.43   $87.11    $148.37    $313.45

d) If you surrender, annuitize or do not surrender your VA II
Contract at the end of the applicable time period:

   MAXIMUM:
            1 year   3 years   5 years   10 years
            $37.11   $112.76   $190.37    $393.34
   MINIMUM:

            1 year   3 years   5 years   10 years
            $27.47   $84.28    $143.68    $304.29

(all scenarios are the same for VA II because the contract has no surrender charges)

# In the VA I examples above, the $30 annual administration fee has been reflected in the calculation of annual expenses by converting the fee to a percent of average net assets attributable to the Contracts, adding it to the current Total Separate Account Annual Expenses and the Fund Annual Expenses shown in the Fund's prospectus and multiplying the resulting percentage figure by the average annual assets of the hypothetical account. The fee has been converted to a percent by dividing the total amount of the fee collected during 2002 by the total average net assets attributable to the Contracts. Net assets attributable to the Contracts include amounts allocated to both Carillon Account and the Guaranteed Account except for such amounts as are held as reserves for annuity benefit payments.


THE UNION CENTRAL LIFE INSURANCE COMPANY AND CARILLON ACCOUNT

The Union Central Life Insurance Company

(The following appears in a box to the left of the next paragraph.)
We are a mutual
insurance company.

We are a mutual insurance company, organized in 1867 under the laws of Ohio. We are primarily engaged in the sale of life and disability insurance and annuities and are currently licensed to operate in all states and the District of Columbia. The VA I and VA II Contracts are available in all states, subject to certain state variations.


Carillon Account

(The following appears in a box to the left of the next paragraph.)
Carillon Account is one
of our separate accounts.

Carillon Account is one of our separate accounts. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. Such registration does not mean that the SEC supervises the management or investment practices or policies of Carillon Account. Our Board of Directors established Carillon Account on February 6, 1984.

(The following appears in a box to the left of the next paragraph.)
Each Subaccount of Carillon
Account invests in a
different Fund Portfolio.

Although the assets of Carillon Account belong to us, those assets are held separately from our other assets, and are not chargeable with our liabilities incurred in any other business operations (except to the extent that assets in Carillon Account exceed our liabilities under the variable portion of the Contracts). Accordingly, the income, capital gains, and capital losses incurred on the assets of Carillon Account are credited to or charged against the assets of Carillon Account, without regard to the income, capital gains or capital losses arising out of any other business we may conduct. Therefore, the investment performance of Carillon Account is entirely independent of both the investment performance of our general assets and the performance of any other of our separate accounts.

Carillon Account has been divided into thirty-one Subaccounts, each of which invests in a different Portfolio of the Funds. We may add additional Subaccounts at our discretion.

The Funds

The Funds are mutual funds registered with the SEC. Such registration does not mean that the SEC supervises the management or investment practices or policies of the Funds. The Funds and their investment advisers are:

Fund                       Investment Adviser
----                       ------------------
AIM Fund                   A I M Advisors, Inc.
Alger American Fund        Fred Alger Management, Inc.
American Century Fund      American Century Investment
Management, Inc.
Franklin Templeton Fund    Templeton Investment Counsel, LLC
MFS Fund                   Massachusetts Financial Services
Company
Neuberger Berman Fund      Neuberger Berman Management, Inc.
Oppenheimer Fund           OppenheimerFunds, Inc.
Scudder Fund               Deutsche Investment Management
Americas Inc.
Seligman Fund              J. & W. Seligman & Co. Incorporated
Summit Fund                Summit Investment Partners, Inc.
UIF Fund                   Morgan Stanley Investment Management
                           Inc., (doing business in this instance
                           as Van Kampen)

Carillon Account invests in the:


(The following appears in a box to the left of the next paragraph.)
Thirty-one Portfolios
currently are available.

o  AIM V.I. Capital Appreciation Fund, Series I and
   AIM V.I.. Growth Fund, Series I, of AIM Fund;
o  Leveraged AllCap Portfolio, Class O and MidCap
   Growth Portfolio, Class O, of Alger American Fund;
o  VP Income & Growth and Value Portfolios of American
   Century Fund;
o FTVIPT Templeton Foreign Securities Class 2 Portfolio of Franklin Templeton Fund;
o  VIT Emerging Growth, High Income, Investors Trust,
   New Discovery and Total Return Series of MFS Fund;
o  AMT Guardian Portfolio of Neuberger Berman Fund;
o Global Securities Fund/VA and Main Street Fund/VA of Oppenheimer Fund (formerly Main Street Growth & Income Fund/VA);
o Capital Growth and International Portfolios (Class A), and Money Market Portfolio, of Scudder Fund;
o Communications and Information Portfolio (Class 2) and Small-Cap Value Portfolio (Class 2) of Seligman Fund; and
o Balanced Index, Bond, EAFE International Index, Lehman Aggregate Bond Index, Nasdaq-100 Index, Russell 2000 Small Cap Index, S&P MidCap 400 Index, S&P 500 Index, and Zenith Portfolios of Summit Fund;
o Core Plus Fixed Income Portfolio, Class I and U. S. Real Estate Portfolio, Class I of UIF Fund.

Each Fund has one or more additional Portfolios that are not available through the Contract. The assets of each Portfolio are separate from the others and each Portfolio has different investment objectives and policies. As a result, each Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

The AIM V.I. Capital Appreciation Fund, Series I seeks growth of capital through investment in common stocks the portfolio managers believe are likely to benefit from new or innovative products, services, or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

The AIM V.I. Growth Fund, Series I seeks growth of capital by investing principally in seasoned and better-capitalized companies considered to have strong earnings momentum.

The Alger American Leveraged All Cap Portfolio, Class O seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The Portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Alger American MidCap Growth Portfolio, Class O seeks long-term capital appreciation by focusing on midsized companies with promising growth potential. Under normal circumstances, the Portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell MidCap Growth Index.

The American Century VP Income & Growth Fund seeks capital appreciation by investing in common stocks. Income is a secondary objective. The Portfolio selects its investments primarily from the largest 1,500 publicly traded U.S. companies.

The American Century VP Value Fund seeks long-term capital growth, with income being a secondary objective. The Portfolio invests primarily in stocks of well-established companies that the portfolio managers believe are undervalued at the time of purchase.

The FTVIPT Templeton Foreign Securities Fund (Class 2) seeks long-term capital growth.

The MFS VIT Emerging Growth Series seeks to provide long-term growth of capital. The Series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies.

The MFS VIT High Income Series seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The MFS High Income Portfolio may invest up to 100% of its assets in lower-rated bonds commonly known as junk bonds. BEFORE ALLOCATING ANY PORTION OF NET PREMIUMS TO THE SUBDIVISION CORRESPONDING TO THIS PORTFOLIO, OWNERS SHOULD READ THE RISK DISCLOSURE IN THE ACCOMPANYING PROSPECTUS FOR THE MFS HIGH INCOME SERIES.

The MFS VIT Investors Trust Series seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income. The Series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities and seeks to generate 90% of the dividend yield on the Standard & Poor's 500 Composite Index.

The MFS VIT New Discovery Series seeks capital appreciation by, under normal market conditions, investing at least 65% of its net assets in equity securities of emerging growth companies. Its focus is on small emerging growth companies.

The MFS VIT Total Return Series seeks primarily to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income. The series is a "balanced fund" and invests in a combination of equity and fixed income securities.

The Neuberger Berman AMT Guardian Portfolio seeks long-term growth of capital; current income is a secondary goal. The
Portfolio invests mainly in common stocks of medium sized and large companies.

The Oppenheimer Global Securities Fund/VA seeks long-term capital appreciation by investing a substantial portion of assets in common stocks of U.S. and foreign companies.

The Oppenheimer Main Street Fund/VA (formerly Oppenheimer Main Street Growth & Income Fund/VA) seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. It invests mainly in common stocks of U.S. companies.

The Scudder VS I Capital Growth Portfolio Class A seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests principally in common stocks of established U.S. companies with large market capitalization.

The Scudder VS I International Portfolio Class A seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity investments.

The Scudder VS I Money Market Portfolio seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. It does this by investing exclusively in high quality short-term securities. Money market funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that this Portfolio will maintain a stable net asset value per share.

The Seligman Communications and Information Portfolio (Class 2) seeks capital gain by investing at least 80% of its net assets, in securities of companies operating in the communications, information and related industries.

The Seligman Small-Cap Value Portfolio (Class 2) seeks long-term capital appreciation by generally investing at least 80% of its net assets in the common stocks of companies with small market capitalization (up to $2 billion) at the time of purchase by the Portfolio, and believed by their investment manager to be undervalued either historically, by the market, or by their peers.

The Summit Pinnacle Balanced Index Portfolio seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index.

The Summit Pinnacle Bond Portfolio seeks as high a level of current income as is consistent with reasonable investment risk by investing primarily in long-term, fixed-income investment-grade corporate bonds.

The Summit Pinnacle EAFE International Index Portfolio seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International EAFE Index. The EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East.

The Summit Pinnacle Lehman Aggregate Bond Index Portfolio seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman
Brothers Aggregate Bond Index.

The Summit Pinnacle Nasdaq-100 Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index. The Portfolio invests primarily in stocks of companies listed in the Nasdaq-100 Index, as well as futures contracts relating to those stocks.

The Summit Pinnacle Russell 2000 Small Cap Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.
 The Portfolio invests primarily in stocks of companies listed in the Russell 2000 Index, as well as futures contracts relating to those stocks.

The Summit Pinnacle S&P MidCap 400 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P
MidCap 400 Index.

The Summit Pinnacle S&P 500 Index Portfolio seeks investment results that correspond to the total return performance of U.S.
common stocks, as represented by the Standard & Poor's 500
Composite Stock Index.

The Summit Pinnacle Zenith Portfolio seeks long-term appreciation of capital by investing in common stocks and other equity securities with values that are not fully recognized by the market.

The Universal Institutional Funds, Inc. Core Plus Fixed Income
Portfolio, Class I seeks above average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. U. S. Real Estate Portfolio, Class I seeks above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.


(The following appears in a box to the left of the next paragraph.)
Portfolio performance
is NOT guaranteed.

THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS STATED
OBJECTIVE.   Additional information about the investment
objectives and policies of the Portfolios can be found in the current Fund prospectuses which are attached to this prospectus. You should read the Fund prospectuses carefully before making any decision about the allocation of your premiums to a particular Subaccount of Carillon Account.

Additions, Deletions or Substitutions of Investments

(The following appears in a box to the left of the next paragraph.)
We may add, delete or
modify the Portfolios
available under the Contract.

We retain the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Portfolio shares purchased by any Subaccount of Carillon Account. We reserve the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio, or of another open-end, registered investment company, if the shares of the Portfolio are no longer available for investment, or if in our judgment investment in any Portfolio would become inappropriate. To the extent required by applicable law, substitutions of shares attributable to your interest in a Subaccount will not be made until you have been notified of the change, and until the SEC has approved the change. In the case of such a substitution, affected Contract Owners will have the right, within 30 days after notification, to surrender the Contract without the imposition of any withdrawal charge. Nothing contained in this Prospectus shall prevent Carillon Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We may also establish additional Subaccounts of Carillon Account. Each additional Subaccount would purchase shares in a new Portfolio or in another Fund. New Subaccounts may be established when, in our discretion, marketing needs or investment conditions warrant, and any new Subaccounts will be made available to existing Contract Owners, if at all, only on a basis we determine. We may also eliminate one or more Subaccounts if we believe that marketing, tax or investment conditions so warrant.

In the event of any such substitution or change, we may, by appropriate endorsement, make corresponding changes in the Contracts. If we deem it to be in the best interests of persons having voting rights under the Contracts, Carillon Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with one or more other separate accounts.

                        THE CONTRACT

Purchasing a Contract

(The following appears in a box to the left of the next paragraph.)
Minimum premium payments,
after the initial premium,
are $25 for Qualified
Contracts and $50 for
Nonqualified Contracts.

You can purchase a VA I Contract by completing an application and having it and a premium of at least $25 for Qualified Contracts or $50 for Nonqualified Contracts sent to us by one of our registered representatives; a VA II Contract requires an initial premium of $25,000. Acceptance of an application is subject to our underwriting rules and we reserve the right to reject any application. If we cannot credit an initial premium to the Contract within five business days of our receipt of it, then we will return the premium immediately unless the applicant consents to our holding the premium for a longer period. We will credit initial premiums accompanied by completed applications to the Contract not later than two business days following receipt. Premiums

(The following appears in a box to the left of the next paragraph.)
Subsequent premiums may
be made at any time.

After the first premium has been paid and accepted, you have flexibility (within the limits of your retirement plan, if any) in determining the size and frequency of subsequent premiums. Premiums may be paid at any time and in any amount, subject only to the $25/$50 minimum and to a maximum of $10,000 per Contract Year. We may waive the maximum but a waiver in one instance does not constitute a waiver for any additional premiums.

If you own a VA I Contract and pay no premiums for two consecutive Contract Years (three if you live in New York), we may cancel your Contract and return its accumulation value (minus the administration fee and surrender charge, if applicable) but only if:

(The following appears in a box to the left of the next paragraph.)
If you own a VA I Contract
and stop making premium
payments and have a small
accumulation value, we may
terminate your Contract.

    o the accumulation value is less than $2,000 at the end of the two-year period
      (three in New York);

    o the total premium paid, less any partial surrenders, is less than $2,000; and

    o we have given you at least 30 days notice to pay an additional premium to prevent cancellation.

Your premiums will be allocated among the thirty-two Investment Options in accordance with the instructions specified in your application for the Contract or as you may subsequently change them. You may allocate any portion of your premiums (subject to a $10 minimum) to any of the Investment Options. You may change your payment allocation instructions at any time, without charge, by providing us new instructions in a form acceptable to us.


Crediting of Accumulation Units

(The following appears in a box to the left of the next paragraph.)
Accumulation units are
used to measure the value
of your Variable Account
subdivisions.

We credit premiums that you allocate to your Variable Account to your Contract in the form of Accumulation Units. The number of Accumulation Units credited to your Contract is determined by dividing the amount you allocate to each subdivision of the Variable Account by the Accumulation Unit value for the corresponding Subaccount of Carillon Account for the Valuation Period during which your premium is received. (In the case of the initial premium, units are credited when the application is accepted.) The value of the Accumulation Units will vary in accordance with investment experience and expenses of the Portfolio in which the Subaccount invests.

During the Pay-in Period, your Contract's accumulation value equals the sum of the Variable Account and the Guaranteed Account credited to your Contract. The Variable Account is the sum of the value of all subdivisions of the Variable Account. The value in a subdivision equals the number of Accumulation Units credited to that subdivision times the value of the Accumulation Units for the corresponding Subaccount. For the value of the Guaranteed Account, see page 41.

Value of Accumulation Units

(The following appears in a box to the left of the next paragraph.)
The values of accumulation
units vary with the
performance of corresponding
Portfolios. The values of
accumulation units are
computed at the close of
business on each "valuation date."

The value of Accumulation Units is expected to change every valuation period, and will depend upon the investment performance and expenses of the Portfolio in which each Subaccount invests. The Accumulation Units in each Subaccount are valued separately.

A valuation period is the period between successive valuation dates, commencing at the close of business of each valuation date and ending at the close of business of the next succeeding valuation date. A valuation date is each day, Monday through Friday, when there are purchases or redemptions of Fund shares, except:

    o when the New York Stock Exchange is closed
      (currently, New Year's Day, Martin Luther King, Jr.
      Day, Presidents' Day, Good Friday, Memorial Day,
      Independence Day (observed), Labor Day, Thanksgiving
      Day, and Christmas Eve); and

    o any day on which changes in the value of the portfolio securities of a Portfolio will not materially affect the current net asset value of the shares of that Portfolio.

The value of each Accumulation Unit was initially set at $10. Thereafter, the value of an Accumulation Unit for any valuation period equals the value of such a unit as of the immediately preceding valuation period, multiplied by the "Net Investment Factor" for the current valuation period.

The Net Investment Factor for each Subaccount for any Valuation
Period is determined by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is:
    o the net asset value per Portfolio share held in the Subaccount determined as of the end of the current valuation period; plus
    o the per share amount of any dividend or capital gains distributions made by the Portfolio on shares held in the Subaccount if the "ex-dividend" date occurs during the current valuation period; plus or minus
    o a per share charge or credit for any taxes incurred by or provided for in the Subaccount, which we determine to have resulted from the maintenance of the Subaccount (we do not believe that currently any taxes are incurred by Carillon Account); and

(B) is:
    o the net asset value per Portfolio share held in the Subaccount determined as of the end of the immediately preceding valuation period (adjusted for an "ex-dividend"); plus or minus
    o the per share charge or credit for any taxes provided for during the immediately preceding valuation period; and

(C) is:
    o a factor representing the daily charges we deduct from Carillon Account for administrative expenses and assumption of the mortality and expense risks under the Contract. The factor is equal to 0.00003% for a one-day valuation period.

Self-Service Access to Information and Services

You will be able to review information and request service concerning your Contracts in two ways, through the IRIS automated telephone system at 1-877-944-4747, or by visiting our website, www.unioncentral.com. From the home page, click on "For Our Clients," and then click on "VA/VUL Information," and then click
on "IRIS-Online Logon."   To access either system, you will need
a Contract number and a PIN (personal identification number). When you buy a Contract, you will be advised of your PIN by letter. If you already own a Contract, you can obtain a PIN from our customer service representatives at 1-800-319-6902.

Once you have logged on to the IRIS automated telephone system or IRIS-Online, you will be able to perform the functions described below:

  o  choose electronic delivery of certain future mailings
     (this feature available only online)
  o  check Contract values
  o verify address and beneficiary information (this feature available only online)
  o  transfer balances among Subaccounts
  o  change your allocation of future premiums
  o  request a statement
  o request service forms (this feature available only on automated phone system)
  o  change your PIN.

(The following appears in a box to the left of the next paragraph.)
During the Pay-in Period,
you may make 6 free transfers
per Contract Year from or
among the Variable Account
subdivisions.  Additional
transfers cost $10 each.
Transfers from the
Guaranteed Account in
VA I Contracts are subject
to restrictions

Transfers

During the Pay-in Period, you may transfer amounts among subdivisions of your Contract's Variable Account or between the Guaranteed Account and subdivisions of the Variable Account. If you own a VA II Contract, your transfer right is unrestricted. If you own a VA I Contract, you may transfer up to the greater of:

  o  20% of the value of the Guaranteed Account (as of the
     first day of the Contract Year), or
  o  $1,000

to one or more subdivisions of the Variable Account each Contract Year. For both VA I and VA II Contracts, there is no maximum on amounts that may be transferred out of a subdivision of the Variable Account. The minimum amount that may be transferred is $300, or if less, the entire amount in the Investment Option.

During the Pay-in Period, you may make up to six free transfers each Contract Year. However, we will impose a transfer fee (currently $10 and guaranteed not to exceed $15, except for the newer VA I and II contracts (UC Form 8134 and 8135) which allow for a maximum charge of $100 per transfer) for each transfer in excess of six. If after a transfer the amount remaining in any Investment Option is less than $25, then the entire amount will be transferred instead of the requested amount.

Your transfer requests must be made by written or telephone instructions which specify in detail the requested changes. Transfers from subdivisions of the Variable Account will be made based on the Accumulation Unit values at the end of the valuation period during which we receive the transfer request at our Home Office (address and phone number on the first page of this prospectus). If you are participating in the Portfolio Rebalancing Plan and you make transfers without altering your Portfolio Rebalancing Plan instructions, at the next rebalancing, your balances will be reallocated according to your Portfolio Rebalancing Plan.

During the Pay-out Period, the Annuitant can change the reserve basis (contract reserves for the specific variable annuity contract involved) for the variable annuity benefit payments he or she is receiving once in each 12 months after the first 12 months. Such a change in reserve basis for variable annuity benefit payments will result in subsequent annuity benefit payments being based on the investment performance of the Subaccount to which annuity reserves have been transferred.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Subaccount on any one day to 1% of the previous day's total net assets of that Subaccount if we or the Subaccount in our discretion, believe that the Subaccount might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone requests in the order received. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you asset allocation or timing services for your Contract. Fees you pay for such asset allocation or timing services are in addition to any Contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

Administrative Practices Regarding Transfers: All transfers among subdivisions of your Contract will be processed to receive the next available price. If your request arrives at Union Central after the close of regular trading on the New York Stock Exchange, whether the close is at 4:00 p.m. Eastern Time or at some earlier or later hour, your instructions will be processed to receive the price as of the following valuation date. You may only make one transfer per day. We will send you a written confirmation of all electronic transfers within five business days. However, if we cannot complete a transfer as requested, our customer service representative will contact you in writing.
CAUTION: We will act on instructions from anyone who provides the PIN; we will not be able to verify that the person providing electronic transfer instructions via the IRIS automated telephone system or IRIS-online is you or is authorized by you.

Telephone Transfers: You are eligible to make transfers, including Portfolio Rebalancing, Dollar Cost Averaging, and Interest Sweep, pursuant to telephone instructions unless you tell us in writing that you do not want to make transfers by telephone.

(The following appears in a box to the left of the next paragraph.)
You may make transfers,
including Portfolio
Rebalancing, Dollar
Cost Averaging, and
Interest Sweep,
by telephone.

Telephone transfer instructions may be made by calling 1-800-319-6902 between 9:00 a.m. and 3:30 p.m. (Eastern Time) on days when we are open for business. Each telephone exchange request must include a precise identification of your Contract and your PIN or other designated identifiers. We may accept telephone exchange requests from any person who properly identifies the correct Contract number and PIN or other designated identifiers. Thus, you risk possible loss of interest, capital appreciation and principal in the event of an unauthorized telephone exchange. Neither we nor the Funds nor Carillon Investments, Inc. (the principal underwriter of the Contracts) will be liable for complying with telephone instructions we reasonably believe to be authentic, nor for any loss, damage, cost or expense in acting on such telephone instructions, and you will bear the risk of any such loss. We will employ reasonable procedures to confirm that telephone instructions are genuine. If we do not employ such procedures, we may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such transactions to Contract Owners, and/or tape recording of telephone transfer request instructions received from Contract Owners. We may record all or part of any telephone conversation relating to transfer instructions without prior disclosure.

Telephone instructions apply only to previously invested amounts and do not change the investment of any future premiums paid under the Contract. You may change allocations of future premium payments by providing us new instructions in a form acceptable to us.

Note: During periods of drastic economic or market changes, telephone transfers may be difficult to implement. At such times, requests may be made by regular or express mail and we will process them pursuant to the terms and restrictions already described in this section.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR DISCONTINUE THE
TELEPHONE TRANSFER PRIVILEGE AT ANY TIME AND WITHOUT PRIOR
NOTICE.

Special Transfers - Dollar Cost Averaging

(The following appears in a box to the left of the next paragraph.)
You may pre-arrange certain
types of transfers, including
ones in connection with
Dollar Cost Averaging,
Portfolio Rebalancing and
Interest Sweep programs.

We administer a dollar cost averaging ("DCA") program that enables you to pre-authorize a periodic exercise of your right to transfer amounts among subdivisions of the Variable Account. By entering into a DCA agreement, you instruct us to transfer monthly (as of the first business day of the month) a predetermined dollar amount from the Scudder VS I Money Market subdivision to other subdivisions of your Variable Account until the amount in your Scudder VS I Money Market subdivision is exhausted. If you own a VA II Contract, you may also use the Guaranteed Account as your source account. The minimum amount of a DCA transfer is $100. You may terminate your DCA agreement at any time by notifying us in writing at least five business days prior to the next scheduled transfer date. If you use the telephone procedures described above, the termination would become effective the same day, so long as your call was received by 3:30 p.m. Eastern time.

Transfers made pursuant to the DCA program are not subject to a transfer charge and do not affect your Contract right during the Pay-in Period to make up to six transfers each Contract Year without charge.

By allocating specific amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. There is no guarantee, however, that such an investment method will result in profits or prevent losses.

If you are interested in the DCA program, you may elect to participate in it by separate application, either by submitting paper or by telephone request as described above.

Portfolio Rebalancing Plan

If you have at least $5,000 in your Variable Account, you may elect to establish a Portfolio Rebalancing Plan. Under such a plan, you may tell us (in your application or by separate application, either by submitting paper or by telephone request as described above) the percentage levels you would like to maintain among the subdivisions of your Variable Account. These allocations may be based on asset allocation models which your agent may present to you. On a quarterly, semi-annual or annual basis (as you select), we will automatically rebalance the subdivisions of your Variable Account to maintain the indicated percentages by transfers among the subdivisions. The entire value of the subdivisions of your Variable Account must be included in your Portfolio Rebalancing Plan. If you make transfers without changing your Portfolio Rebalancing Plan instructions, at the next rebalancing, your balances will be reallocated according to your Portfolio Rebalancing Plan. Other investment programs, such as the DCA program, Interest Sweep Plan (see below), or other transfers or withdrawals may not be appropriate in concert with the Portfolio Rebalancing Plan. Transfers made pursuant to the Portfolio Rebalancing Plan are not subject to a transfer charge and do not affect your right to make up to six free transfers each Contract Year during the Pay-in Period. You may terminate your Portfolio Rebalancing Plan at any time by notifying us in writing at least five business days prior to the date of the next rebalancing. If you use the telephone procedures described above, the termination would become effective the same day, so long as your call was received by 3:30 p.m. Eastern time.

The Portfolio Rebalancing Plan is not available for amounts in the Guaranteed Account. We reserve the right to alter the terms or suspend or eliminate the availability of the Portfolio
Rebalancing Plan at any time.

Interest Sweep Plan

If you have at least $5,000 in the Guaranteed Account, you may elect (in your application or by separate application, either by submitting paper or by telephone request as described above) to have the interest credited to the Guaranteed Account periodically transferred (or "swept") into specified subdivisions of the Variable Account. The sweep may be done on a quarterly, semi-annual or annual basis. You may terminate your Interest Sweep Plan at any time by notifying us in writing at least five business days prior to the date of the next periodic sweep. If you use the telephone procedures described above, the termination would become effective the same day, so long as your call was received by 3:30 p.m. Eastern time. Transfers made pursuant to the Interest Sweep Plan are not subject to a transfer charge and do not affect your right to make up to six free transfers each Contract Year during the Pay-in Period. We reserve the right to alter the terms or suspend or eliminate the availability of the Interest Sweep Plan at any time.

Surrenders

Please note: If required under federal law, we may have to block your Contract and refuse to honor any request for transfers, surrenders, or death benefits until instructions are secured from the appropriate regulator.

(The following appears in a box to the left of the next paragraph.)
Full or partial surrenders
give you access to your
Contract's accumulation
values. Surrender charges
and penalty taxes may
apply to some surrenders.

You may make cash withdrawals (surrenders) of all or part of your Contract's accumulation value at any time during the Pay-in Period prior to the death of the Annuitant (subject to any restrictions imposed in connection with your retirement plan). Surrender requests must be made in writing according to our procedures. Surrenders cannot be made by telephone. Surrenders include, but are not limited to, transactions commonly referred to as withdrawals, external transfers, rollovers and exchanges under Section 1035 of the Code. The amount available is your Contract's accumulation value at the end of the valuation period during which we receive the proper written request, minus any surrender charges, administration fee and premium taxes not previously deducted. Surrenders from a VA II Contract are not subject to surrender charges or annual administration fees. Surrenders from the Variable Account generally will be paid within seven days of receipt of the written request. For surrenders from the Guaranteed Account, see page 26. For restrictions applicable to certain surrenders under Contracts issued in connection with plans adopted pursuant to Section 403(b) of the Code, see "Qualified Plans," page 47.

The minimum partial surrender is $100 or the entire amount in the Investment Option, whichever is less. If the amount remaining in the Investment Option would be less than $25 after the surrender (and deduction of the surrender charge, if any), then the request will be considered to be a request for surrender of the entire amount held in the Investment Option. If a partial surrender plus any surrender charge would reduce the Contract's accumulation value to less than $100, then a request for a partial surrender will be treated as a total surrender of the Contract and the entire accumulation value, less any charges, will be paid out.

Under certain circumstances, surrenders of VA I Contracts will be subject to surrender charges described below (at page 32). Under certain circumstances, surrenders of VA I and VA II Contracts may be subject to a 10% tax penalty.

The full administration fee will also be deducted from a VA I
Contract at the time of total surrender regardless of the date of surrender. For total surrenders, any surrender charge and administration fee will be deducted from the amount paid.

We will implement partial surrenders by canceling Accumulation Units in an amount equal to the withdrawal and any applicable surrender charge. You should designate the Investment Option from which your surrender should be made. If you make no designation, your requested amount will be withdrawn from each of your Investment Options (in the proportion the Investment Option bears to your accumulation value). The surrender charge, if any, will be deducted from the value remaining after payment of the requested amount, or from the amount paid if the entire amount in an Investment Option is surrendered.

Since you assume the investment risk with respect to amounts allocated to your Variable Account (and because there are certain charges), the total amount paid upon total surrender of your Contract (including any prior surrenders) may be more or less than the total premiums that you paid.

Personal Income Plan

(The following appears in a box to the left of the next paragraph.)
Personal Income Plans
allow you to pre-arrange
surrenders

We administer a Personal Income Plan ("PIP") that enables you to pre-authorize periodic surrenders by entering into a PIP agreement with us that instructs us to withdraw a level dollar amount or percentage of your Contract's accumulation value on a monthly, quarterly, semi-annual or annual basis. To the extent that the total of PIP surrenders in a Contract Year exceeds 10% of your accumulation value in a VA I Contract (in the initial year, as of the date we approve the PIP agreement; in subsequent years, as of the first day of that Contract Year), a surrender charge may be applicable. PIP surrenders may also be subject to the 10% federal tax on early withdrawals.

                CHARGES AND OTHER DEDUCTIONS

(The following appears in a box to the left of the next paragraph.)
You pay a $30 administration
fee each Contract Year
during the Pay-in Period
for a VA I Contract if
your accumulation value
is less than $25,000

Administration Fees

During the Pay-in Period, if you own a VA I Contract, we will deduct an administration fee of $30 from your Contract's accumulation value on the last day of each Contract Year for our expenses related to administration of your Contract and Variable Account. The annual administration fee will be waived for: (1) any year in which the accumulation value of your VA I Contract is $25,000 or more on the last day of that Contract Year, and (2) all VA II Contracts without regard to accumulation value. We reserve the right to waive this fee for Contracts sold to select classes of employer-sponsored retirement plans. We guarantee that the amount of this fee will not increase over the life of the Contract. This annual administration fee is not deducted during the Pay-out Period.

The fee will be deducted pro rata from all Investment Options in the same proportion that your interest in each bears to your Contract's total accumulation value. The full administration fee will also be deducted at the time of total surrender, regardless of the date of surrender. However, in the case of a total surrender, the annual administration fee will also be waived if the accumulation value of your VA I Contract is $25,000 or more on the date of surrender.

We also deduct a daily administrative expense charge at an annual rate of 0.25% of the assets of your Variable Account to help defray our expenses of administering Carillon Account and the Contract. This deduction also is guaranteed not to increase over the life of the Contract.

Mortality and Expense Risk Charge

(The following appears in a box to the left of the next paragraph.)
We deduct daily asset-
based charges of 0.25%
for administering the
Contracts and Carillon
Account and 1.00% (VA I)
or 1.20% (VA II) for
assuming certain
mortality and expense
risks. We may increase
the mortality and expense
risk charge to as much
as 2.00%.

A "mortality and expense risk" charge will be deducted daily at a rate equal, on an annual basis, to 1.00% of each Contract's Variable Account for a VA I Contract, and 1.20% of each Contract's Variable Account for a VA II Contract. THIS CHARGE MAY INCREASE BUT WE GUARANTEE THAT IT WILL NEVER BE MORE THAN 2.00%.

The mortality risk arises from our guarantees to make annuity benefit payments in accordance with the annuity tables in the Contract, regardless of how long the Annuitant lives and regardless of any improvement in life expectancy generally. This relieves Annuitants of the risk that they might outlive the funds that have been accumulated for retirement. The mortality risk also arises from our guarantee to pay death benefits equal to the total of all premiums paid under the Contract, with adjustments for any partial surrenders (including surrender charges), should an Annuitant die during the Pay-in Period.

Our expense risk arises from the possibility that the amounts realized from the administration fees and surrender charge (which are guaranteed not to increase) will be insufficient to cover our actual administrative and distribution expenses. If these charges are insufficient to cover the expenses, the deficiency will be met from our general corporate funds, including amounts derived from the mortality and expense risk charge.

If amounts derived from the mortality and expense risk charge are insufficient to cover mortality costs and excess expenses, we will bear the loss. If the charge is more than sufficient, we will retain the balance as profit. We currently expect a profit from this charge.

(The following appears in a box to the left of the next paragraph.)
Surrender charges may
be deducted upon surrenders
of VA I Contracts. 10% of
your accumulation value
may be withdrawn each
Contract Year without a
surrender charge. Aggregate
surrender charges will
never exceed 9% of
aggregate premiums paid.

Surrender Charge (Contingent Deferred Sales Charge) for VA I
Contracts

If you surrender your VA I Contract in the first eight Contract
Years, then a surrender charge will be imposed on the amount withdrawn as shown below:

Contract Year                                      There-
of Surrender       1   2   3   4   5   6   7   8   after
Applicable
Surrender Charge   7%  7%  6%  5%  4%  3%  2%  1%   0%

Notwithstanding the charges described above, partial surrenders totaling not more than 10% of your VA I Contract's accumulation value (as of the date of the first partial surrender in the Contract Year) may be made each Contract Year without the imposition of the surrender charge. The cumulative total of all surrender charges is guaranteed never to exceed 9% of premiums. Also, VA I Contract PIP surrenders in a Contract Year totaling not more than 10% of the accumulation value (in the initial year, as of the date we approve the PIP agreement; in subsequent years, as of the first day of that Contract Year) may be made without the imposition of the surrender charge.

Surrender charges on partial surrenders of VA I Contracts will be deducted pro rata from the value remaining in the Investment Option(s) from which the amount paid was withdrawn. However, if insufficient value remains to pay the surrender charges or if the entire amount in an Investment Option is withdrawn, then to the extent necessary, any surrender charge will be deducted from the amount to be paid. Any surrender charge on a total surrender of a Contract will be deducted from the amount paid.

The amounts we obtain from the surrender charge will be used to offset the distribution fee we pay to Carillon Investments, Inc.
 The surrender charge is not expected to recover all of the distribution costs associated with the Contracts. We will pay any shortfall out of our general surplus, which may include profits derived from the mortality and expense risk charge.

Certain surrenders of Contracts may also be subject to federal tax penalties. See Federal Tax Matters, page 44.

Terminal Illness/Confinement

(The following appears in a box to the left of the next paragraph.)
If state law allows,
we will waive surrender
charges if your surrender
is because you have a
terminal illness or are
confined to a "qualified"
health care institution.

Also, where permitted by state law, we will waive the surrender charge upon a full surrender or one or more partial surrenders of a VA I Contract in the event of (1) or (2) below:

(1) The Contract Owner becomes confined in a qualified institution for a period of at least 30 consecutive days after the Contract Date, subject to the following:

    o The Contract Owner must be a natural person
      (not a trust, corporation, or other legal entity).
    o The Contract Owner must have been an owner of the Contract continuously since the Contract Date.
    o The Contract Owner was not confined in a qualified institution at any time during the 60 day period just prior to the Contract Date.
    o We receive a written request for full or partial surrender along with due proof of confinement within 12 months following such confinement.

      o A "qualified institution" means any licensed hospital or licensed skilled or intermediate care nursing facility at which:
        o medical treatment is available on a daily basis; and
        o daily medical records are kept for each patient.

(2) The Contract Owner contracts a terminal illness after the Contract Date, subject to the following:

    o The Contract Owner must be a natural person (not a Trust, Corporation, or other legal entity).
    o The Contract Owner must have been an owner of the Contract continuously since the Contract Date.
    o The Contract Owner has less than 12 months to live.
    o We must receive a written request for full or partial surrender together with a certificate from the Contract Owner's attending physician stating the Contract Owner's life expectancy and any other proof we may require.

      o "Physician" means a medical doctor licensed in the United States who:
        o is operating within the scope of that license; and
        o is not the Contract Owner and is not related to the Contract Owner.

Other Waivers or Reductions of Surrender Charge

(The following appears in a box to the left of the next paragraph.)
The surrender charge may
be reduced in certain
circumstances, including
in connection with sales
to groups or upon certain
types of exchanges.

The surrender charge may be reduced in certain instances where a large number of VA I Contracts are issued in connection with a single sale. For example, the charge may be reduced where a corporate pension plan funded by the VA I Contracts results in the issuance of a number of VA I Contracts to the same owner, or where an employer-sponsored salary-deduction plan results in VA I Contracts being issued to a number of employees of one employer. Any reduction in the surrender charge will be nondiscriminating by class of purchaser and will be based on reduced selling and other expenses.

The surrender charge may be modified for VA I Contracts where the premium is a result of a transfer to or from:

  o another VA I Contract owned by the employer or another person for the benefit of the Contract
     Owner in connection with an employee benefit plan,
  o a certificate (account) under certain of our group retirement annuity contracts, or
  o certain of our life insurance policies or annuity contracts.

In addition, the surrender charge will be eliminated with respect to any amount payable in connection with the surrender of a VA I Contract where such amount is forfeited by an employee under the terms of an employee benefit plan and credited to another VA I Contract issued in connection with the plan. The reduction or elimination of the surrender charge in the foregoing circumstances recognizes the reduction of selling expense in such circumstances.

Premium Taxes

We will deduct any premium taxes imposed by state or local law when incurred, which could be:

  o  at the Maturity Date,
  o  when a total surrender occurs, or
  o  when premiums are paid.

If the charge for premium taxes is deducted at the Maturity Date, it will be taken from each Investment Option in the proportion that your interest in the Investment Option bears to the Contract's total accumulation value. If the charge for premium taxes is deducted when premiums are paid, it will be deducted from the premium before the premium has been allocated to the Investment Option(s). Applicable premium tax rates depend upon such factors as your state of residency and the insurance laws and our status in that state when the premium taxes are incurred. Current premium tax rates range from 0 to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

(The following appears in a box to the left of the next paragraph.)
The Funds pay investment
advisory fees and other
expenses.

Fund Expenses

There are deductions from and expenses paid out of the assets of the Funds that are fully described in the Fund prospectuses. .

              BENEFITS UNDER THE CONTRACT

Death Benefits

(The following appears in a box to the left of the next paragraph.)
During the Pay-in Period
a death benefit at least
equal to premiums paid
(less surrenders and
related surrender charges)
will be paid to the
Beneficiary upon the death
of the Owner who is the
Annuitant.

If the Annuitant is the Contract Owner and dies during the Pay-in Period, then a death benefit will be paid to the Beneficiary, but if the Contract Owner is not the Annuitant, and the Annuitant dies during the Pay-in Period, the Contract Owner will be treated
as the Annuitant.    As of May 1, 2003, in New York and Vermont,
and, before January 1, 2002 in all states, your Contract's definition of contract owner and its provisions concerning death benefits are as shown in Appendix D.

Subject to state insurance law, the death benefit will be the greater of:

  o the sum of all premiums paid less any amounts deducted in connection with partial surrenders, including any surrender charge associated with those partial with-drawals; or

  o the Contract's accumulation value on the date we receive Due Proof of Death.

This formula guarantees that the death benefit will at least equal the sum of all premiums paid (less any partial surrenders and surrender charges on such partial withdrawals), independent of the investment experience of Carillon Account.

Until we receive Due Proof of Death, your Contract will remain allocated to the Subaccounts you chose, so the amount of the Death Benefit will reflect the investment performance of those Subaccounts during this period.

If your spouse is your sole Beneficiary, the Contract will remain allocated to the Subaccounts you chose, even after we receive Due Proof of Death, until your spouse makes an election to either (1) continue the Contract as successor owner or (2) act as a beneficiary and choose a payment option. If you are holding the Contract in a name other than your own (i.e., as trustee of a trust), or if you designate a trust as your Beneficiary, you should consult a tax adviser concerning how this may affect your spouse's beneficiary rights under federal tax laws.


If a Contract Owner dies during the Pay-In Period and while the Annuitant is living, we normally will pay the Contract's accumulation value (measured as of the date we receive Due Proof of Death) to the Contract Owner's Beneficiary. However, if the Contract Owner's spouse is the sole designated Beneficiary under the Contract, that spouse may elect to become the Contract Owner and no distribution will be required as a result of the death of the original Contract Owner, or the spouse may elect to be paid as a beneficiary.

If the Annuitant dies during the Pay-out Period, we will provide the death benefit, if any, contained in the particular annuity benefit option elected. See page 38.

Annuity Benefit Payments

(The following appears in a box to the left of the next paragraph.)
You select the Maturity
Date (when you stop
paying premiums and
start receiving annuity
benefit payments) and
may change it subsequently
by giving us 30 days
written notice.

Maturity Date-You may specify at the time of application the day that annuity benefit payments will commence under the Contract (the "Maturity Date"). You may change your Maturity Date at any time, provided we receive written notice of the change at least 30 days before the previously specified Maturity Date. The Maturity Date must be:

  o at least one month after the Contract Date (thirteen months after in New Jersey and New York);

  o  the first day of a calendar month; and

  o no later than the Annuitant's 95th (85th in New York and Pennsylvania) birthday (particular retirement plans may impose additional limitations).

Type of Income Payments-You may specify any proportion of your Contract's accumulation value (less premium taxes, if any) to be applied to a variable annuity or a fixed annuity. Variable annuity benefit payments will vary in accordance with the investment experience of the Subaccount(s) you select.

(The following appears in a box to the left of the next paragraph.)
You select a fixed or
variable annuity benefit
payment option at least
30 days prior to the
Maturity Date.

At least 30 days before the Maturity Date, you must select how your Contract's accumulation value will be used to provide the monthly annuity benefit payments. If no selection is made, we will provide a fixed annuity with the proceeds of the Guaranteed Account and a variable annuity with the proceeds of the Variable Account. The first variable annuity benefit payment will be based on the allocation of the Variable Account among the subdivisions.

If you select a variable annuity, the amount of the first monthly annuity benefit payment will be obtained from the appropriate Option Table in your Contract. Subsequent monthly income payments will vary based on the investment experience of the Subaccount(s) used to reserve for the annuity.

Amount of Variable Annuity Benefit Payments-The amount of variable annuity benefit payments will depend not only upon the investment experience of the Subaccount you select, but also upon the amount of any premium tax, the age (and possibly sex) of the Annuitant, and the annuity benefit option chosen. We guarantee that the annuity benefit payments:

  o will not be affected by any variation in the actual mortality experience of the Annuitants from what was assumed in determining the amount of the first monthly payment, and

  o will not be affected by the actual amount of expenses we incur in administering the Contract.

Because variable annuity benefit payments will vary with the investment results of the Subaccounts, the amounts of those payments cannot be predetermined.

(The following appears in a box to the left of the next paragraph.)
A variety of annuity
benefit payment options
are available, including
ones in which you
receive payments for
life or for the longer
of life or a specified
number of years and
ones based on a single
life or on the joint
lives of two or more people.

If the total accumulation value to be applied to an annuity benefit option is less than $5,000 ($2,000 in Massachusetts, New York and Texas), we will have the option of paying the accumulation value in a lump sum. If the total first monthly payment (combined Fixed and Variable) determined under the annuity benefit option selected is less than $50 ($20 in New
York), we may change the payment frequency of annuity benefit payments to quarterly, semiannually or annually.

Annuity Benefit Payment Options-You may elect a fixed annuity, a variable annuity, or a combination fixed and variable annuity. All of the annuity benefit options listed below (except the alternate annuity option) are available as either fixed or variable annuities.

Up to 30 days before the Maturity Date, you may change the annuity benefit option. If an option is chosen which depends on the continuation of the life of the Annuitant or of a contingent Annuitant, proof of age will be required before annuity benefit payments begin. The annuity benefit options include:

Option 1: Life Annuity-

o Nonrefund. We will make payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. It is possible under this option that only one payment will be made if the Annuitant dies before a second payment is due, or that only two payments will be made if the Annuitant dies before the third payment, and so forth.

o 5-Years Certain. We will make payments for at least five years, and after that during the lifetime of the Annuitant. No payments are due after the death of the Annuitant or, if later, the end of the five-year period certain.

o 10-Years Certain. We will make payments for at least 10 years, and after that during the lifetime of the Annuitant. No payments are due after the death of the Annuitant or, if later, the end of the 10-year period certain. (This option will apply unless you select a different option.)

o Installment Refund. We will make payments for a period certain and after that during the lifetime of the Annuitant. No payments are due after the death of the Annuitant or, if later, the end of the period certain. The number of period certain payments is equal to the amount applied under this option divided by the amount of the first annuity payment; provided, however, that the amount of the final period certain payment shall be multiplied by that part of the answer which is not a whole number.

Option 2: Joint and Survivor Life Annuity-

o Joint and Survivor Nonrefund. We will make payments during the joint lifetime of the Annuitant and contingent Annuitant. Payments will then continue during the remaining lifetime of the survivor of them. No payments are due after the death of the last survivor of the Annuitant and contingent Annuitant. It is
possible under this option that only one monthly   annuity
payment will be made if the Annuitant and contingent Annuitant both die before the second payment is made, or that only two payments will be made if they both die before the third payment, and so forth.

o Joint and Survivor with 10-Year Certain. We will make payments for 10 years and after that during the joint lifetime of the Annuitant and contingent Annuitant. Payments will then continue during the remaining lifetime of the survivor of them. No payments are due after the death of the survivor of the Annuitant and contingent Annuitant or, if later, the end of the 10-year period certain.

Instead of the settlement in accordance with the annuity benefit options described above, you may choose an alternate type of fixed annuity payment. Such alternate annuity option shall be based on rates at least as favorable as those for fixed-dollar single-premium immediate annuities we are issuing on the Maturity Date. This alternate annuity option may only be elected within 30 days before the Maturity Date.

If the Annuitant dies on or after the Maturity Date, but before annuity benefit payments have been made for a guaranteed period, if any, we will continue payments to the Beneficiary until the rest of the guaranteed payments have been made. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in the annuity option table from which the payments were determined) and pay that sum to the estate of the last to die of the Annuitant and the Beneficiary.

THE GUARANTEED ACCOUNT

(The following appears in a box to the left of the next paragraph.)
Interests in the
Guaranteed Account are
not securities and
Union Central is not
an investment company.

PREMIUMS ALLOCATED TO THE GUARANTEED ACCOUNT AND TRANSFERS TO THE GUARANTEED ACCOUNT BECOME PART OF OUR GENERAL ASSETS, WHICH SUPPORT OUR INSURANCE AND ANNUITY OBLIGATIONS. BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE GUARANTEED ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") NOR IS UNION CENTRAL REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER UNION CENTRAL NOR ANY INTERESTS IN OUR GENERAL ASSETS GENERALLY ARE SUBJECT TO THE PROVISIONS OF THE 1933 OR 1940 ACTS AND IT IS UNDERSTOOD THAT THE SEC STAFF HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS WHICH RELATE TO THE FIXED PORTION OF THE CONTRACT. DISCLOSURES REGARDING THE FIXED PORTION OF THE CONTRACT AND UNION CENTRAL, HOWEVER, MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES. For complete details regarding the fixed portion, see the Contract itself.

General Description

(The following appears in a box to the left of the next paragraph.)
We guarantee that amounts
you allocate to the
Guaranteed Account will
accumulate at a rate of
at least 3.00% per year.
We may credit more than
3.00% interest at our discretion.

The Guaranteed Account is the value of the Contract that is part of our general assets, other than those allocated to separate investment accounts such as Carillon Account. You may elect to allocate all or part of your premiums to the Guaranteed Account, and you may also transfer values from your Variable Account to the Guaranteed Account. We bear the full investment risk for all amounts allocated or transferred to the Guaranteed Account, whereas you bear the investment risk for amounts allocated or transferred to your Variable Account. We have sole discretion to invest our general assets, including assets funding the Guaranteed Account, subject to applicable law.

Guaranteed Account Accumulations

We guarantee that we will credit interest to the Guaranteed Account at an effective rate of at least 3.0% per year compounded annually. Interest in excess of the guaranteed rate may be used in the calculation of the Guaranteed Account at such increased rates and in such a manner as we may determine. Generally, the current interest rate paid on the Guaranteed Account of VA II Contracts will be lower than the current rate paid on the Guaranteed Account of VA I Contracts. ANY INTEREST CREDITED TO THE GUARANTEED ACCOUNT IN EXCESS OF THE MINIMUM GUARANTEED RATE OF 3.0% PER YEAR WILL BE DETERMINED IN OUR SOLE DISCRETION.

We guarantee that, during the Pay-in Period, the Guaranteed
Account of the Contract will be at least equal to:

o the total of all net premiums allocated to the Guaranteed Account; plus

o the total of all amounts transferred to the Guaranteed Account from the Variable Account; minus

o the total of all amounts transferred from the Guaranteed Account to the Variable Account
   (including the transfer fee); minus

o the total of any administration fees attributable to the Guaranteed Account; minus

o the total of all partial surrenders from the Guaranteed Account (including any surrender charge);
   plus

o interest accumulated in the Guaranteed Account (the minimum guaranteed annual effective interest rate is 3.0%).

Fixed Annuity Benefit Payments

(The following appears in a box to the left of the next paragraph.)
Fixed annuity benefit
payments are based on
interest credited at a
guaranteed 4.00% rate.

A fixed annuity is an annuity with benefit payments that have a dollar amount that is fixed and guaranteed by the insurance company issuing the contract. The amount of the annuity benefit payments will be determined by applying the Guaranteed Account to rates at least as favorable as those in the applicable annuity option table in accordance with the annuity benefit option elected. This will be done at the Maturity Date. The annuity option tables contained in the Contract are based on a 4.0% interest rate.

(The following appears in a box to the left of the next paragraph.)
You may surrender
all or part of your
Guaranteed Account
during the Pay-in
Period, but we may
delay paying your
surrender proceeds
for up to 6 months.

We guarantee the amount of fixed annuity benefit payments. The payment depends only on the annuity benefit option elected, the age (and possibly sex) of the Annuitant, and the amount applied to purchase the fixed annuity.

Surrenders

You may surrender all or part of your Guaranteed Account value at any time during the Pay-in Period prior to the death of the Annuitant. We intend to pay surrender requests upon receipt but reserve the right to delay payment of all surrenders from the Guaranteed Account for up to six months. Surrenders from the Guaranteed Account generally are subject to the same provisions that apply to surrenders from the Variable Account, discussed under "Surrenders" on page 18.

(The following appears in a box to the left of the next paragraph.)
Transfers from the
Guaranteed Account to
the Variable Account
may be made during
the Pay-in Period.
No more than the
greater of 20% of
your Guaranteed
Account (as of the
first day of the
Contract Year) or
$1,000 may be so
transferred in a
Contract Year in
a VA I Contract.

Transfers

Amounts may be transferred among subdivisions of a Contract's
Variable Account, or between the Guaranteed Account and subdivisions of the Variable Account, at any time during the Pay-in Period. During the Pay-in Period, if you own a VA I Contract, you may transfer up to the greater of

o  20% of the value of your Guaranteed Account (as of
   the first day of the Contract Year), or
o  $1,000

to one or more subdivisions of your Variable Account each
Contract Year.  There are no limits on the amount you may
transfer out of the Guaranteed Account if you own a VA II
Contract. The minimum amount that may be transferred is $300, or
if less, the entire amount in the Investment Option.   No
transfers may be made with respect to fixed annuity benefit payments.
                    GENERAL MATTERS
Designation of Beneficiary
(The following appears in a box to the left of the next paragraph.)
You designate a
Beneficiary to
receive benefits
upon the death of
the Annuitant.

The Beneficiary is the person you designate as such in your application and is the person or persons to whom benefits will be paid upon the death of the Annuitant. Subject to the terms of any existing assignment or the rights of any irrevocable Beneficiary, you may change the Beneficiary while the Annuitant is living by providing us with written notice. Any change will be effective at the time you signed it, whether or not the Annuitant is living when we receive the change. We will not, however, be liable as to any payment or settlement made prior to receiving the written notice.

(The following appears in a box to the left of the next paragraph.)
In the first 10 days
after you receive
your Contract, you
may return it and
receive a refund from
which surrender charges
are not deducted.

10-Day Right to Examine Contract

If you are not satisfied with the Contract, you may void it by returning it to us or our agent from which it was purchased within 10 days of receipt, or longer where required by state law. You will then receive a full refund of any premium paid or in certain states the Contract's accumulation value.


Contract Owner's Inquiry

You may make inquiries concerning your Contract by calling us at
(513) 595-2728, or writing c/o Annuity Administration, P.O. Box
40888, Cincinnati, Ohio 45240.

Contract Owner's Reports

Each calendar year quarter you will be sent a report at your last known address showing, as of the end of the current report period: accumulation value; cash surrender value; amount of interest credited to the Guaranteed Account; change in value of the Variable Account; premiums paid since the last report; partial cash surrenders; expense charges; and any other information required by law. You will also be sent an annual and a semi-annual report for each Portfolio underlying a subdivision to which you have allocated accumulation value, including a list of the securities held in each Portfolio. In addition, when you pay premium payments, or if you transfer amounts or make partial cash surrenders, you will receive a written confirmation of these transactions. Confirmations of certain automated transactions will be included in the quarterly statement you receive. These include transactions such as applications of premium payments automatically deducted from your checking account, portfolio rebalancing, dollar cost averaging, and interest sweeps.

Please review your confirmations and quarterly statements carefully. If you find an error, please report it to us within 30 days of your receipt of the confirmation or statement.

                    FEDERAL TAX MATTERS

Introduction

The following discussion is general and is not intended as tax advice. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). We make no representation about the likelihood of continuation of these federal income tax laws or of the current interpretations by the IRS. Moreover, we have made no attempt to consider any applicable state or other tax laws.

The Contract may be used in connection with retirement plans that are qualified for special tax treatment under Sections 401, 403, 408, 408A or 457 of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the Contract's accumulation value, on annuity benefit payments, and on the economic benefit to the Contract Owner, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Contract is purchased, on the tax and employment status of the individual concerned, on our tax status, and on other factors. Any person concerned about these tax implications should consult a competent tax adviser.

Tax Status of Contracts

The following discussion assumes that the Contracts will be treated as annuities under Section 72 of the Code.

(The following appears in a box to the left of the next paragraph.)
Gains inside an annuity
contract are usually
tax-deferred (if the
contract owner is a
natural person) until
there is a surrender
or receipt of annuity
benefit payments or a
death benefit payment.
When taxed, those gains
are taxed as ordinary
income.

We believe that an annuity owner generally is not taxed on increases in the value of an annuity contract until distribution occurs either in the form of a lump sum received by withdrawing all or part of the cash value (i.e., surrenders), as annuity benefit payments under the annuity option elected, or as a death benefit payment. The exception to this rule is the treatment afforded to owners that are not natural persons. Generally, an owner of any deferred annuity contract who is not a natural person must include in income any increase in the excess of the owner's cash value over the owner's investment in the contract during the taxable year. However, there are some exceptions to this exception and you may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity benefit payment or lump-sum payment) is taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the cash value (and in the case of a Qualified Contract, any portion of an interest in the qualified employer plan) generally will be treated as a distribution.

The following discussion applies generally to Contracts owned by natural persons.

In the case of a surrender under Qualified Contracts, amounts received are treated as taxable income to the extent that they exceed the "investment in the contract." Any additional amount withdrawn is not taxable. The "investment in a contract" generally equals the portion, if any, of any premium paid by or on behalf of an individual under a contract which is not excluded from the individual's gross income. For Contracts issued in connection with tax-qualified plans, the "investment in the contract" can be zero. A special rule may apply to surrenders under Qualified Contracts with respect to the "investment in the contract" as of December 31, 1986. In the case of a surrender under Nonqualified Contracts, amounts received are first treated as taxable income to the extent that the cash value of the contract immediately before the surrender exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. For purposes of determining amounts treated as taxable income, all annuity contracts issued by the same company to the same person during any calendar year are treated as a single contract.

The recipient of an annuity benefit payment under the Contract is generally taxed on the portion of that payment that exceeds the investment in the Contract. For variable annuity benefit payments, the taxable portion is determined by a formula which establishes a specific dollar amount of each payment that is not taxed until the investment in the Contract is recovered. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. For fixed annuity benefit payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the contract until the investment in the contract is recovered; the remainder of each payment is taxable. Once the investment in the contract is recovered, the entire amount of each payment is taxable.

(The following appears in a box to the left of the next paragraph.)
A 10% penalty tax
may apply to gains
distributed in a
surrender prior to
age 59 1/2

There may be imposed a penalty tax on surrenders equal to 10% of the amount treated as taxable income. Common exceptions to the penalty tax are for surrenders

  o made on or after age 59 1/2,
  o made as a result of death or disability, or
  o received in substantially equal installments as a life annuity.

Other exceptions may apply.

A transfer of ownership of an annuity contract, or designation of an annuitant who is not also the owner, may result in certain tax consequences to the owner that are not discussed herein. If you are contemplating any such transfer or assignment of your Contract, you should contact a competent tax adviser with respect to its potential tax effects.

(The following appears in a box to the left of the next paragraph.)
Federal income tax
withholding provisions
may apply to certain
distributions.

Distributions from tax-sheltered annuities, qualified pension or profit sharing plans, and state or local government deferred compensation plans that are eligible for "tax-free rollover" will be subject to an automatic 20% federal income tax withholding unless such amounts are directly rolled over to another eligible retirement plan (which includes individual retirement plans) permitted under the Code. Withholding for federal income taxes on annuity payments or distributions from Nonqualified Contracts is required unless the recipient elects not to have any such amounts withheld and properly notifies us of that election. Failure to provide your taxpayer identification number will automatically subject any payments under the Contract to withholding.

Qualified Plans

(The following appears in a box to the left of the next paragraph.)
You should seek legal
and tax advice prior
to purchasing the
Contract for use in
a qualified plan.

The Contract may be used with several types of qualified plans. The tax rules applicable to participants in qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Purchasers of Contracts for use with any qualified plan should seek competent legal and tax advice regarding the suitability of the Contract.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax-exempt organizations to purchase annuity contracts for their employees, directly or through voluntary salary reductions, are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In addition, effective January 1, 1989, cash distributions from a Section 403(b) annuity may not begin before the employee attains age 59 1/2, separates from his or her employer's service, dies or becomes disabled, except that cash distributions limited to the amount of premiums may be paid in the event of the employee's hardship. These restrictions apply to distributions attributable to contributions made after December 31, 1988 pursuant to a salary reduction agreement, earnings on those contributions, and earnings on amounts attributable to contributions held as of December 31, 1988 and made pursuant to a salary reduction agreement.

Individual Retirement Annuities. Sections 219, 408 and 408A of the Code permit individuals or their employers to contribute to an individual retirement plan known as an "Individual Retirement Annuity" or "IRA." Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into an Individual Retirement Annuity on a tax-deferred basis.

Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contracts to provide benefits under the plans.

H.R. 10 Plans. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10," permits self-employed individuals to establish tax-qualified plans for themselves and their employees. These plans are limited by law to maximum permissible contributions, distribution dates, and nonforfeitability of interests. In order to establish such a plan, a plan document, usually in a form approved in advance by the IRS, is adopted and implemented by the employer.

State and Local Government Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, certain tax-exempt organizations, political subdivisions, agencies, instrumentalities and certain affiliates of such entities which enjoy special treatment. The Contracts can be used with such plans.

      TEXAS OPTIONAL RETIREMENT PROGRAM RESTRICTIONS

Section 36.105 of the Texas Education Code permits participants in the Texas Optional Retirement Program ("ORP") to redeem their interest in a variable annuity contract issued under the ORP only upon:

o termination of employment in the Texas public institutions of higher education,
o  retirement, or
o  death.

Accordingly, a participant in the ORP, or the participant's estate if the participant has died, will be required to obtain a certificate of termination from the employer before the Contract can be surrendered .

               DISTRIBUTION OF THE CONTRACTS

(The following appears in a box to the left of the next paragraph.)
We pay brokers to
sell the Contracts.


Carillon Investments, Inc. ("Carillon Investments," a wholly-owned subsidiary of Union Central whose principal business address is 1876 Waycross Road, Cincinnati, Ohio 45240), is the principal underwriter of the Contracts. Carillon Investments is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. For VA I Contracts, we will pay Carillon Investments an amount no more than 6% of premiums received over the duration of the Contract, from which Carillon Investments will pay commissions to its own registered representatives or pay a reallowance to other broker-- dealers who distribute the Contracts. When the surrender charges are reduced, the amount paid to Carillon Investments will be less than 6% of premiums. For VA II Contracts, we will pay Carillon Investments an amount no more than 1.00% of premiums received over the duration of the Contract, from which Carillon Investments will pay commissions to its own registered representatives or pay a reallowance to other broker-dealers who distribute the Contracts. We may also pay override payments, expense allowances, bonuses, wholesaler fees and training allowances. From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensation.
 Registered representatives earn commissions from the broker-dealers with which they are affiliated and such arrangements may vary. In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by us, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars, and merchandise. We may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may vary, will be made by us or Carillon Investments out of our own assets and will not affect the amounts you pay to purchase, hold or surrender your Contract.


VOTING RIGHTS

(The following appears in a box to the left of the next paragraph.)
You instruct us how
to vote Fund shares.

To the extent required by law, we will vote the Portfolio shares held by Carillon Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of Carillon Account. However, if legal requirements should change, and as a result, we determine that we are allowed to vote the Portfolio shares in our own right, we may elect to do so.

The number of votes which a person has the right to instruct will be calculated separately for each Subaccount. During the Pay-in Period, the number of votes for which you have a right to give instructions will be determined by dividing your Contract's accumulation value attributable to a subdivision by the net asset value per share of the corresponding Portfolio. During the Pay-out Period, the Annuitant has the voting interest. The number of votes during the Pay-out Period will be determined by dividing the reserve for that Contract held in a Subaccount by the net asset value per share of the corresponding Portfolio. During the Pay-out Period, the votes attributable to a Contract decrease as the reserves underlying the Contract decrease. In determining the number of votes, fractional shares will be recognized. Voting instructions will be solicited prior to a Fund's shareholder
meeting.   We will vote Fund shares held in Carillon Account as
to which we receive no timely instructions in proportion to the voting instructions received. Each person having a voting interest in a Subaccount will receive proxy material, reports and other materials relating to the appropriate Portfolio.

                   PERFORMANCE DATA

From time to time we may publish advertisements containing total return performance data relating to the Subaccounts of Carillon Account (including graphs, charts, tables and examples depicting that data). All performance data quoted represents only historical performance and is not intended to indicate future performance of the Subaccounts. Further description of how we present performance data is included in the Statement of Additional Information.

Total return for a Subaccount is the sum of all the Subaccount's earnings plus any changes in the value of its assets, reduced by all expenses accrued during a measuring period, expressed as a percentage of the amount invested for a one-year period. The total return figures advertised are average annual total returns for periods of one year and, when applicable, five years and ten years, and since inception of the Subaccounts. Total return omitting the effect of surrender charges may also be advertised for the same and other periods, to illustrate VA II Contract returns, as well as change in the value of the Variable Account of a VA I Contract during times when there is no surrender. Total return omitting the effect of charges not reflected in Accumulation Unit Values (surrender charges and the portion of the annual administration fee attributable to the Subaccount whose return is shown) may also be advertised for the same and other periods, usually in comparison with certain unmanaged market indices. Total return (whether including or excluding the effects of the charges described above) also may be shown in some advertisements on a cumulative basis.

FINANCIAL STATEMENTS

Financial statements of Carillon Account and Union Central are included in the SAI which may be obtained without charge by writing us at: P.O. Box 40409, Cincinnati, Ohio 45240-0409 or telephoning us at: 1-800-319-6902.

         APPENDIX A (Accumulation Unit Values)
             ACCUMULATION UNIT VALUES
     (for a unit outstanding throughout the period)*

Year ended December 31,
                             2002    2001      2000      1999      1998 1997 1996 1995 1994 1993
AIM VARIABLE INSURANCE FUNDS
CAPITAL APPRECIATION
SUBACCOUNT
Accumulation unit
 value-VA I                    $6.95     $9.30    $12.27  $10.00(3)
Number of accumulation
 units outstanding,
 end of period-VA I          910,348 1,052,236 1,124,278 610,330(6)
Accumulation unit value-VAII   $4.61     $6.18  $8.17(7)
Number of accumulation
 units outstanding,           37,983    49,993    36,622
 end of period-VA II

GROWTH SUBACCOUNT
Accumulation unit value-VA I   $3.31     $4.85  $7.43(6)
Number of accumulation
 units outstanding,
 end of period-VA I          235,245   181,579   117,890
Accumulation unit value-VAII   $3.34     $4.90  $7.52(7)
Number of accumulation
 units outstanding,           18,354    20,821    15,626
 end of period-VA II

ALGER AMERICAN FUND
LEVERAGED ALLCAP SUBACCOUNT
Accumulation unit value-VA I   $6.03  $9.24(8)
Number of accumulation
 units outstanding,
 end of period-VA I           25,325     5,254
Accumulation unit value-VAII   $6.01  $9.23(8)
Number of accumulation
 units outstanding,            1,917     1,361
 end of period-VA II

MIDCAP GROWTH SUBACCOUNT
Accumulation unit value-VA I   $6.74  $9.68(8)
Number of accumulation
 units outstanding,
 end of period-VA I           48,713    19,189
Accumulation unit value-VAII   $6.71  $9.67(8)
Number of accumulation
 units outstanding,            2,437     1,406
 end of period-VA II

AMERICAN CENTURY
VARIABLE PORTFOLIOS, INC.
INCOME & GROWTH SUBACCOUNT
Accumulation unit value-VA I   $6.51     $8.17  $9.03(6)
Number of accumulation
 units outstanding,
 end of period-VA I           87,469    59,728    37,261
Accumulation unit value-VAII   $6.61     $8.31  $9.20(7)
Number of accumulation
 units outstanding,           18,474    15,581         0
 end of period-VA II

VALUE SUBACCOUNT
Accumulation unit value-VA I  $11.57    $13.40 $12.03(6)
Number of accumulation
 units outstanding,
 end of period-VA I          414,793   341,588    35,931
Accumulation unit value-VAII  $11.70    $13.59 $12.22(7)
Number of accumulation
 units outstanding,           35,494    35,167      6,794
 end of period-VA II






                 ACCUMULATION UNIT VALUES
       (for a unit outstanding throughout the period)*

Year ended December 31,
                               2002       2001        2000        1999        1998
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES
 SUBACCOUNT
Accumulation unit value-VA I       $9.18     $11.42     $13.76    $11.727    $10.893
Number of accumulation
 units outstanding,
 end of period-VA I              564,354    479,534    515,425    516,736    466,880
Accumulation unit value-VAII       $6.41      $7.99   $9.65(7)
Number of accumulation
 units outstanding,               23,989      8,399      3,300
 end of period-VA II

MFS VARIABLE INSURANCE TRUST
EMERGING GROWTH SUBACCOUNT
Accumulation unit value-VA I       $9.78     $14.96     $22.77    $16.431    $12.409
Number of accumulation
 units outstanding,
end of period-VA I             1,485,091  1,863,345  2,203,282  1,778,952    855,018
Accumulation unit value-VAII       $3.50      $5.36   $8.17(7)
Number of accumulation
 units outstanding,               56,913     75,635     39,042
 end of period-VA II

HIGH INCOME SUBACCOUNT
Accumulation unit value-VA I      $11.85     $11.69     $11.60    $11.961    $12.139
Number of accumulation
 units outstanding,
 end of period-VA I              455,157    536,804    546,223    569,104    442,315
Accumulation unit value-VA II      $9.40      $9.30   $9.24(7)
Number of accumulation
 units outstanding,               22,611     45,249     15,706
 end of period-VA II

INVESTORS TRUST SUBACCOUNT
Accumulation unit value-VA I      $11.81     $15.12     $18.22    $17.531    $14.521
Number of accumulation
 units outstanding,
 end of period-VA I            1,618,398  1,977,404  2,253,751  2,643,372  1,960,448
Accumulation unit value-VAII       $6.36      $8.17   $9.86(7)
Number of accumulation
 units outstanding,               22,440     21,233     14,024
 end of period-VA II

Year ended December 31,
                               1997        1996        1995       1994       1993
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES
 SUBACCOUNT
Accumulation unit value-VA I   $10.000(5)
Number of accumulation
 units outstanding,
 end of period-VA I              266,657
Accumulation unit value-VA II
Number of accumulation
 units outstanding,
 end of period-VA II

MFS VARIABLE INSURANCE TRUST
EMERGING GROWTH SUBACCOUNT
Accumulation unit value-VA I   $10.000(5)
Number of accumulation
 units outstanding,
 end of period-VA I               224,193
Accumulation unit value-VAII
Number of accumulation
 units outstanding,
 end of period-VA II

HIGH INCOME SUBACCOUNT
Accumulation unit value-VA I      $10.841  $10.000(2)
Number of accumulation
 units outstanding,
 end of period-VA I               269,398     108,723
Accumulation unit value-VA II
Number of accumulation
 units outstanding,
 end of period-VA II

INVESTORS TRUST SUBACCOUNT
Accumulation unit value-VA I      11.352   10.000(2)
Number of accumulation
 units outstanding,
 end of period-VA I            1,002,705     425,068
Accumulation unit value-VA II
Number of accumulation
 units outstanding,
 end of period-VA II

Year ended December 31,
                               2002     2001    2000       1999    1998 1997 1996 1995 1994 1993
NEW DISCOVERY SUBACCOUNT
Accumulation unit value-class1   $6.05    $8.96  $9.55(6)
Number of accumulation
 units outstanding,
 end of period-VA I            247,919  170,528   108,257
Accumulation unit value-VA II    $5.67    $8.41  $8.98(7)
Number of accumulation
 units outstanding,             36,313   32,285    20,704
 end of period-VA II

TOTAL RETURN SUBACCOUNT
Accumulation unit value-VA I    $10.38   $11.08    $11.19  $10.00(3)
Number of accumulation
 units outstanding,
 end of period-VA I            376,462  314,618   196,353    141,613
Accumulation unit value-VAII    $10.37   $11.09 $11.22(7)
Number of accumulation
 units outstanding,             49,271   43,802     3,736
 end of period-VA II

NEUBERGER BERMAN ADVISERS
 MANAGEMENT TRUST
GUARDIAN SUBACCOUNT
Accumulation unit value-VA I     $6.78    $9.34  $9.60(6)
Number of accumulation
 units outstanding,
 end of period-VA I            278,742  126,870    47,444
Accumulation unit value-VAII     $6.81    $9.40  $9.68(7)
Number of accumulation
 units outstanding,             28,579   19,419     1,893
 end of period-VA II

OPPENHEIMER VARIABLE
 ACCOUNT FUND
GLOBAL SECURITIES SUBACCOUNT
Accumulation unit value-VA I     $6.43    $8.36  $9.62(6)
Number of accumulation
 units outstanding,
 end of period-VA I            138,982   73,226    47,115
Accumulation unit value-VAII     $6.27    $8.17  $9.42(7)
Number of accumulation
 units outstanding,             25,481   18,542     4,488
 end of period-VA II

MAIN STREET  SUBACCOUNT
(formerly MAIN STREET
      GROWTH & INCOME)
Accumulation unit value-VA I     $6.45   $8.04   $9.06(6)
Number of accumulation
 units outstanding,
 end of period-VA I            380,438  263,546   107,667
Accumulation unit value-VAII     $6.41    $8.01  $9.04(7)
Number of accumulation
 units outstanding,             51,390   51,298    27,100
 end of period-VA II

Year ended December 31,
                               2002       2001        2000        1999        1998
                                                                           <C
SCUDDER VARIABLE SERIES I
CAPITAL GROWTH SUBACCOUNT
Accumulation unit value-VA I      $18.36     $26.25     $32.96    $27.733    $22.803
Number of accumulation
 units outstanding,
 end of period-VA I            1,588,747  2,035,301  2,478,523  2,505,505  2,278,985
Accumulation unit value-VAII       $4.80      $6.88   $8.65(7)
Number of accumulation
 units outstanding,               26,455     36,315     17,322
 end of period-VA II

INTERNATIONAL SUBACCOUNT
Accumulation unit value-VA I       $3.12     $16.27     $23.82     $20.18    $17.256
Number of accumulation
 units outstanding,
  end of period-VA I           1,226,696  1,467,192  1,741,435  1,683,640  1,695,187
Accumulation unit value-VA II      $4.78      $5.94   $8.72(7)
Number of accumulation
 units outstanding,               52,492     42,867     30,783
  end of period-VA II

MONEY MARKET SUBACCOUNT
Accumulation unit value-VA I      $19.35     $19.29     $18.80     $17.28    $16.627
Number of accumulation
 units outstanding,
 end of period-VA I              931,730  1,140,682  1,050,647    695,976    489,588
Accumulation unit value-VA II     $10.49     $10.49  $10.24(7)
Number of accumulation
 units outstanding,              180,390  1,099,911    114,460
 end of period-VA II
Year ended December 31,
                               1997        1996        1995        1994       1993
                                                                           <C
SCUDDER VARIABLE SERIES I
CAPITAL GROWTH SUBACCOUNT
Accumulation unit value-VA I     $17.041    $14.394    $11.351    $12.749    $10.700
Number of accumulation
 units outstanding,
 end of period-VA I            1,898,320  1,593,634  1,162,999    906,428    439,914
Accumulation unit value-VA
Number of accumulation
 units outstanding,
 end of period-VA II

INTERNATIONAL SUBACCOUNT
Accumulation unit value-VA I     $16.054    $14.192    $12.958    $13.259     $9.760
Number of accumulation
 units outstanding,
  end of period-VA I           1,669,242  1,564,591  1,220,160  1,095,214    362,172
Accumulation unit value-VAII
Number of accumulation
 units outstanding,
  end of period-VA II

MONEY MARKET SUBACCOUNT
Accumulation unit value-VA I     $16.028    $15.468    $14.850    $14.526    $14.369
Number of accumulation
 units outstanding,
 end of period-VA I              433,296    477,679    368,444    280,575    119,598
Accumulation unit value-VAII
Number of accumulation
 units outstanding,
 end of period-VA II


Year ended December 31,
                              2002     2001      2000      1999     1998 1997 1996 1995 1994 1993
SELIGMAN PORTFOLIOS, INC.
COMMUNICATIONS &
INFORMATION SUBACCOUNT
Accumulation unit value-VA I    $5.72   $9.09(6)
Number of accumulation
 units outstanding,
 end of period-VA I            48,328     32,659
Accumulation unit value-VAII    $5.70   $9.08(6)
Number of accumulation
 units outstanding,            15,655     13,721
 end of period-VA II

SMALL-CAP VALUE SUBACCOUNT
Accumulation unit value-VA I   $10.07  $12.07(8)
Number of accumulation
 units outstanding,
  end of period-VA I          263,921     87,793
Accumulation unit value-VAII   $10.04  $12.05(8)
Number of accumulation
 units outstanding,            33,197     19,340
  end of period-VA II

SUMMIT MUTUAL FUNDS, INC.
BALANCED INDEX SUBACCOUNT
Accumulation unit value-VA I     $8.43     $9.62    $10.18 $10.00(1)
Number of accumulation
 units outstanding,
 end of period-VA I          1,167,083 1,274,745 1,363,063 1,590,562
Accumulation unit value-VAII     $7.97     $9.11  $9.67(7)
Number of accumulation
 units outstanding,             39,029    31,621  10,426
 end of period-VA II

Year ended December 31,
                               2002        2001        2000        1999       1998
                                                                           <C
BOND SUBACCOUNT
Accumulation unit value-VA I      $33.11     $31.71     $30.05    $29.003    $27.584
Number of accumulation
 units outstanding,
 end of period, VA I             925,826    826,083    722,402    840,552  1,011,680
Accumulation unit value-VAII      $11.42     $10.96  $10.41(7)
Number of accumulation
 units outstanding,              180,667    100,048     22,865
 end of period-VA II

Year ended December 31,
                               1997        1996        1995        1994       1993
                                                                           <C
BOND SUBACCOUNT
Accumulation unit value-VA I     $25.210    $23.865    $20.341    $20.977    $19.014
Number of accumulation
 units outstanding,
 end of period, VA I             766,722    672,511    574,421    508,398    513,613
Accumulation unit value-VAII
Number of accumulation
 units outstanding,
 end of period-VA II

Year ended December 31,
                              2002      2001      2000      1999    1998 1997 1996 1995 1994 1993
NASDAQ-100 INDEX SUBACCOUNT
Accumulation unit value-VA I      $2.51     $4.06  $6.15(6)
Number of accumulation
 units outstanding,
 end of period-VA I             802,205   756,790   342,818
Accumulation unit value-VAII      $2.51     $4.07  $6.17(7)
Number of accumulation
 units outstanding,             100,772    82,531    24,943
 end of period-VA II

RUSSELL 2000 SMALL CAP
INDEX SUBACCOUNT
Accumulation unit value-VA I      $7.46     $9.56  $9.54(6)
Number of accumulation
 units outstanding,
 end of period-VA I             549,744   419,734   122,306
Accumulation unit value-VAII      $7.29     $9.37  $9.36(7)
Number of accumulation
 units outstanding,              62,448    50,050    10,306
 end of period-VA II

S&P MIDCAP 400 INDEX
 SUBACCOUNT
Accumulation unit value-VA I     $10.32    $12.31    $12.62 $10.00(3)
Number of accumulation
 units outstanding,
 end of period-VA I           1,203,214 1,030,616   706,111   264,810
Accumulation unit value-VAII      $8.68    $10.38 $10.65(7)
Number of accumulation
 units outstanding,              84,710    82,291    33,010
 end of period-VA II


Year ended December 31,
                               2002        2001        2000        1999       1998
S&P 500 INDEX SUBACCOUNT
Accumulation unit value-VA I     $13.32     $17.41     $20.12    $18.876    $14.878
Number of accumulation
 units outstanding,
 end of period-VA I           3,647,640  4,298,346  4,914,336  4,969,188  3,469,857
Accumulation unit value-VAII      $5.97      $7.82     $9.057
Number of accumulation
 units outstanding,             121,311     79,733     33,307
 end of period-VA II

ZENITH SUBACCOUNT
Accumulation unit value-VA I     $41.87      $55.13     $50.18    $41.397    $49.527
Number of accumulation
 units outstanding,
 end of period-VA I             840,714     933,267    962,488  1,334,722  2,575,127

Payout unit value-VA I           $41.87      $55.13     $50.18     $41.72    $41.397
Number of payout
 units outstanding,
 end of period-VA I               5,690       6,292      6,766      7,689      8,295

Accumulation unit value-VA II     $9.49      $12.52  $11.42(7)
Number of accumulation
 units outstanding,
 end of period-VA II             60,838      36,626      1,604

Year ended December 31,
                               1997        1996        1995        1994       1993
S&P 500 INDEX SUBACCOUNT
Accumulation unit value-VA I     $11.375  $10.00(2)
Number of accumulation
 units outstanding,
 end of period-VA I            2,041,455    869,681
Accumulation unit value-VAII
Number of accumulation
 units outstanding,
 end of period-VA II


ZENITH SUBACCOUNT
Accumulation unit value-VA I     $41.682    $33.969    $27.147    $26.628    $23.676
Number of accumulation
 units outstanding,
 end of period-VA I            2,907,000  2,723,705  2,337,986  1,981,958  1,723,790
Payout unit value-VA I           $49.527    $41.682    $33.969    $27.147
Number of payout
 units outstanding,
 end of period-VA I                8,952      9,142      9,796     10,476
Accumulation unit value-VAII
Number of accumulation
 units outstanding,
 end of period-VA II


*Due to changes in accounting practices, values are no longer calculated to the thousandth place, and "accumulation unit values at end of period" are no longer separately provided.

(1) Commencement of operations was May 3, 1999. Assets of
    Carillon Capital subaccount were transferred to the Carillon Balanced Index Subaccount on October 29, 1999.
(2) Commencement of operations was May 1, 1996.
(3) Commencement of operations was May 3, 1999.
(4) Commencement of operations was May 1, 1997.
(5) Commencement of operations was May 3, 1999. Assets of
    American Century Capital Appreciation subaccount were transferred to the AIM Capital Appreciation subaccount on October 29, 1999.
(6) Commencement of operations was May 1, 2000, with a beginning accumulation unit value of $10.00.
(7) Commencement of operations was July 3, 2000, with a beginning accumulation unit value of $10.00.
(8) Commencement of operations was May 1, 2001, with a beginning accumulation unit value of $10.00.


APPENDIX B--IRA DISCLOSURE STATEMENT

Part I of this statement is designed to help you understand the requirements, as they exist for tax years beginning on and after January 1, 2003, of federal tax law which apply to your traditional Individual Retirement Annuity (traditional IRA), your Simplified Employee Pension IRA (SEP-IRA for employer contributions), or to one purchased by your spouse (see Spousal IRAs below). Part II describes the requirements for your SIMPLE-IRA, and Part III describes the requirements for your Roth IRA. You can obtain more information regarding your IRA either from your sales representative or from any district office of the IRS, or by obtaining Publication 590 from IRS by calling 1-800-829-FORM or going to the following internet address: www.irs.gov.

Seven-day Review Period

Under federal law, you have seven days after you sign your application to review this statement and the prospectus without obligation. You may have a longer period under state law. If you notify us or your sales representative either orally or in writing within the applicable period that you want to revoke your application, your entire purchase payment will be refunded to you. Our address and telephone number are as follows:

               The Union Central Life Insurance Company
               1876 Waycross Road
               Cincinnati, Ohio 45240
               Telephone: (513) 595-2728 - 8:15 a.m.- 4:30 p.m.
                                           (Eastern Time Zone)

Part I.  Traditional IRA and SEP-IRA

Eligibility Requirements

If neither you, nor your spouse, is an active participant (see A. below) you may make a contribution of up to the lesser of $3,000 or 100% of compensation and take a deduction for the entire amount contributed. (Combined contributions to a traditional IRA and Roth IRA may not exceed $3,000 for the taxable year.) However, a catchup contribution is allowed for you if you have attained age 50. If you qualify for the catchup contribution, your maximum contribution limit is increased $500 to $3,500 for the calendar year 2003. If you or your spouse are an active participant but have a combined adjusted gross income (AGI) below a certain level (see B. below), you may make a fully deductible contribution. If, however, you or your spouse are an active participant and your combined AGI is above the specified level, the amount of the deductible contribution you may make to an IRA is scaled down and eventually eliminated.

A. Active Participant
You are an "active participant" for a year if you are covered by a retirement plan during any part of that year. Generally, you are covered by a "retirement plan" for a year if your employer or union has a retirement plan under which money is added to your account or you are eligible to earn retirement credits. For example, if you are covered under a profit-sharing plan, certain government plans, a tax-sheltered annuity arrangement, a 401(k) plan, a simplified employee pension plan (SEP), a SIMPLE plan, or a pension plan which promises you a retirement benefit which is based upon the number of years of service you have with the employer, you are likely to be an active participant in a retirement plan. (This includes Keogh/H.R. 10 plans.) Your Form W-2 for the year should indicate your participation status.

You may be an active participant even if you are not yet vested in your retirement benefit. Also, if you make required contributions or voluntary employee contributions to a retirement plan, you are an active participant. In certain plans you may be an active participant even if you were only with the employer for part of the year.

You are not considered an active participant if you are covered in a plan only because of your service as

    o an Armed Forces Reservist, for less than 90 days of active service; or
    o a volunteer firefighter covered for firefighting service by a government plan, which will not provide more than $1,800 per year at age 65.

Of course, if you are covered in any other plan, these exceptions do not apply.

If your spouse is an active participant, by employing similar rules as above to his or her situation, but you are not, deductibility for your traditional IRA will be phased out as described below, unless you file separately and do not live together at any time during the tax year.

B. Adjusted Gross Income (AGI)
If you are an active participant, you must look at your Adjusted Gross Income for the year (if you and your spouse file a joint tax return you use your combined AGI) to determine whether you can make a deductible IRA contribution. Your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the "Threshold Level," you are treated as if you were not an active participant and can make a deductible contribution under the same rules as a person who is not an active participant.

If you are single, your Threshold Level is $40,000 for taxable years beginning in 2003. The Threshold Level if you are married and file a joint tax return is $60,000 for taxable years beginning in 2003, and if you are married but file a separate tax return, the Threshold Level is $0. If you are married but file separately and you live apart from your spouse for the entire year, the IRS will treat you as not being married for purposes of active participant status and the Threshold Level. Thus, your Threshold Level is $40,000 for 2003. The Threshold Level is established for future years as follows:

                        Joint Returns

                                          The applicable
For taxable years beginning in:          Threshold Level
                   2003                    $60,000
                   2004                    $65,000
                   2005                    $70,000
                   2006                    $75,000
            2007 and thereafter            $80,000

                         "Single" Returns

                                        The applicable
For taxable years beginning in:         Threshold Level
                   2003                   $40,000
                   2004                   $45,000
            2005 and thereafter           $50,000

If your AGI is less than $10,000 above your Threshold Level, you will still be able to make a deductible contribution but it will be limited in amount. The amount by which your AGI exceeds your Threshold Level (AGI - Threshold Level) is called your Excess AGI. The Maximum Allowable Deduction is $3,000 (or $3,500 if you have attained age 50).

You can estimate your Deduction Limit  as follows:

$10,000 - Excess AGI
--------------------   X   Maximum Allowable Deduction   =
Deduction Limit
      $10,000

You must round down the result to the next lowest $10 level (the next lower number which ends in zero). For example, if the result is $1,524, you must round it down to $1,520. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot, in any event, exceed 100% of your compensation.

If you and your spouse file a joint tax return, and only one of you is an active participant, the applicable Threshold Level for the one who is not an active participant is $150,000 and the denominator of the fraction given above remains at $10,000.

Deductible Contributions

If you satisfy the eligibility requirements described above, contributions to your IRA will be deductible up to the deduction limit whether or not you itemize deductions on your federal income tax return. IRA or SEP-IRA contributions must be made by no later than the time you are required to file your income tax return for such year (i.e., April 15 if you are a calendar-year taxpayer) not including extensions.

Under a SEP-IRA agreement, the maximum annual contribution which your employer may make to a SEP-IRA contract is 25% of your compensation, but not more than $40,000 in 2003 (as adjusted for
inflation).    Under certain circumstances an employee may elect
to have the employer make salary-reduction contributions to a SEP. For 2002, the maximum elective deferral is $11,000. However, a catchup contribution is allowed for individuals who have attained age 50. The maximum contribution limit is increased $1,000 to $12,000 for calendar year 2003. Employer contributions to a SEP-IRA are excludable from your gross income rather than being deductible.

If you or your employer should contribute more than the maximum contribution amount of your IRA or SEP-IRA, the excess amount will be considered an "excess contribution." You are permitted to withdraw an excess contribution from your IRA or SEP-IRA before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, an excise tax will be imposed on the excess for the tax year of contribution. The excise tax is equal to 6% of the excess contributions.

Once the excise tax has been imposed, an additional excise tax for the following tax year can be avoided if the excess is:

    o  withdrawn before the end of the following year, or
    o  treated as a current contribution for the following year.

No deductible contribution to your traditional IRA nor employee salary-reduction contribution to your SEP-IRA may be made by you during or after the tax year in which you attain age 70 1/2.

Nondeductible Contributions

Even if you are above the Threshold Level and thus may not make a deductible contribution, you may still contribute up to the lesser of 100% of compensation or $3,000 (or $3,500 if you have attained age 50) to a traditional IRA. The amount of your contribution which is not deductible will be a nondeductible contribution to the IRA. You may also choose to make a contribution nondeductible even if you could have deducted part or all of the contribution. Interest or other earnings on your IRA contribution, whether from deductible or nondeductible contributions, will not be taxed until taken out of your IRA and distributed to you.

If you make a nondeductible contribution to an IRA you must report the amount of the nondeductible contribution to the IRS by including Form 8606 as a part of your tax return for the year. There is a $50 penalty for failure to file Form 8606, titled "Nondeductible IRA and Coverdell ESAs."

You may make a $3,000 contribution at any time during the year, if your compensation for the year will be at least $3,000, (or $3,500 if you have attained age 50) without having to know how much will be deductible. When you fill out your tax return you may then figure out how much is deductible.

You may withdraw an IRA contribution made for a year any time before April 15 of the following year. If you do so, you must also withdraw the earnings attributable to that portion and report the earnings as income for the year for which the contribution was made. If some portion of your contribution is not deductible, you may decide either to withdraw the nondeductible amount, or to leave it in the IRA and designate that portion as a nondeductible contribution on your tax return.

No non-deductible contribution to your traditional IRA may be made by you during or after the tax year in which you attain age
70 1/2.

Spousal IRAs

Your spouse may make a contribution to a spousal IRA if he or she files a joint tax return with you and his or her gross income (if any) for the taxable year is less than yours. The maximum amount allowable as a contribution to the spousal IRA is limited to the lesser of (a) $3,000, and (b) the total of both spouses' gross income reduced by the amount, if any, contributed for your own IRA and your own Roth IRA. This means that the total contributions that can be made to your and your spouse's IRAs can be as much as $6,000 for the taxable year. However, a catchup contribution is allowed for your spouse if your spouse has attained age 50. If your spouse qualifies for the catchup contribution, your spouse's maximum contribution is increased $500 to $3,500 for calendar year 2003. Thus, the maximum contribution that can be made for you and your spouse's IRAs if you both have attained age 50 is $7,000 for the taxable year 2003.

The amount which your spouse may deduct for a spousal IRA is limited by application of the rules for active participation as described in "Eligibility Requirements," above.

You may not make a contribution to your traditional IRA for any tax year during which and after you attain age 70 1/2. Your spouse, however, may make contributions to his or her spousal IRA until the tax year in which he or she reaches age 70 1/2 if the other conditions mentioned in the previous paragraphs are met.

Rollover Contributions

Once every year, you are permitted to withdraw any portion of the value of your traditional IRA or SEP-IRA and reinvest it in another traditional IRA, a qualified plan, a Section 403(a) annuity, an eligible Section 457 governmental plan (provided it agrees to separately account for funds received from an eligible retirement plan) and another Section 403(b) annuity (TSA). Also, certain withdrawals made from such plans may be contributed to your traditional IRA. This transfer of funds from one traditional IRA to another eligible retirement plan is called a "rollover". To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in a traditional IRA or other eligible plan within 60 days after the date it is received. You will not be allowed a tax deduction for the amount of any rollover contribution. A direct transfer of funds from one IRA to another IRA or other eligible plan also is permitted.
 Such direct transfers are not limited to one per year.

A similar type of rollover can be made with the proceeds of a qualified distribution from a qualified retirement plan (including TSA and HR-10 plans). Distributions from tax-sheltered annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% federal income tax withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement permitted under the Internal Revenue Code.
 Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later rollover such a contribution to another qualified retirement plan as long as you have not mixed it with IRA or SEP-IRA contributions.

Premature Distributions

At no time can interest in your IRA or SEP-IRA be forfeited. To insure that your contributions will be used for your retirement, the federal tax law does not permit you to use your IRA or SEP-IRA as a security for a loan or borrow on your IRA or SEP-IRA. Furthermore, as a general rule, you may not sell or assign your interest in your IRA or SEP-IRA to anyone. Use of an IRA or SEP-IRA as security or assignment of it to another will invalidate the entire annuity. The portion attributable to your deductible contributions and all earnings will be includible in your income in the year it is invalidated and will be subject to a 10% penalty if you are not at least age 59 1/2 or totally disabled, or if you do not meet certain other limited exceptions. (You may, however, assign your IRA or SEP-IRA without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may surrender any portion of the value of your IRA or SEP-IRA. In the case of a surrender which does not qualify as a rollover, the amount withdrawn which is attributable to your deductible contributions and all earnings will be includible in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled, or if you do not meet certain other limited exceptions described in the following sentences. The 10% penalty does not apply to:

    o an amount equal to unreimbursed medical expenses in excess of 7.5% of your Adjusted Gross Income (AGI), or
    o amounts withdrawn to pay for medical insurance for you and your spouse and dependents if you have separated from employment and received unemployment compensation for at least 12 consecutive weeks, and the withdrawal is made in the year unemployment compensation is received or in the following year, or
    o  surrenders for "qualified higher education expenses," or
    o a withdrawal up to $10,000 which is a "qualified first-time home distribution."

Qualified higher education expenses include tuition, as well as room and board, fees, books, supplies and equipment required for enrollment or attendance at a post-secondary education institution. Such qualified higher education expenses may be incurred by you or your spouse, or any child or grandchild of you or your spouse. A qualified first-time home distribution is one which is used within 120 days to rebuild, build or buy your principal residence or the principal residence of your spouse, child, grandchild or ancestor in a situation in which you or your spouse did not have any ownership interest in a principal residence in the two years ending on the date of acquisition of the residence at issue.

There is no 10% penalty if the IRA distributions are in substantially equal amounts (at least annually) over your life or life expectancy, or the joint lives or life expectancies of you and your beneficiary, and there is no 10% penalty for payments due to your death.

The 10% penalty tax does not apply to the distribution of excess contributions if you receive such distribution on or before the due date (including extensions of time) for filing your tax return, you did not deduct such excess contribution, and you also received the net income attributable to such excess contribution.
 However, the net income must be reported and may be subject to the 10% penalty tax. Unless you are 59 1/2, totally disabled, or meet the limited exceptions mentioned in the previous paragraphs, a 10% penalty tax will be imposed on the part of an excess contribution greater than the maximum contribution limit which is withdrawn after your tax filing date.

Because nondeductible IRA contributions are made using income which has already been taxed (that is, they are not deductible contributions), the portion of the IRA distributions consisting of nondeductible contributions will not be taxed again when received by you. If you make any nondeductible IRA contributions, each distribution from your IRAs will consist of a nontaxable portion (return of nondeductible contributions) and a taxable portion (return of deductible contributions, if any, and account earnings).

The following formula is used to determine the nontaxable portion of your distributions for a taxable year:

Nondeductible Contributions Balance  X  Total Distributions =  Nontaxable Distribution
Year-end total of traditional            (for the year)           (for the year)
IRA account balances
 + distribution amount
 + outstanding rollovers

To compute the year-end total of traditional IRA account balances you treat all of your traditional IRAs as a single IRA. This includes all traditional IRAs, as well as SEP-IRAs, and Rollover IRAs. You also add back the distributions taken during the year.

Distributions
A. Inadequate or Underdistributions-50% Tax
Your IRA or SEP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either receive a lump-sum distribution of your IRA or start to receive distribution payments by the April 1 of the calendar year following the calendar year in which you attain age 70 1/2. If you elect other than a lump-sum distribution, the distribution must begin not later than the commencement date previously stated, and for each succeeding year a distribution must be made on or before December 31. If the payments are not sufficient to meet the requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

B. Distribution Forms
By the required beginning date, you may elect to have the balance in the account disbursed in one of the following forms:
  o  a single sum payment;
  o  equal or substantially equal payments over your life;
  o equal or substantially equal payments over the lives of you and your designated beneficiary;
  o equal or substantially equal payments over a specified period that may not be longer than your life expectancy; or
  o equal or substantially equal payments over a specified period that may not be longer than the joint life and last survivor expectancy of you and your designated beneficiary.

C. Death Benefits
If you die before your entire interest is distributed, the entire remaining interest will be disbursed as follows:

  o If you die on or after disbursements have begun under B., the entire remaining interest must be disbursed at least as rapidly as elected under B.

  o If you die before disbursements have begun under B., the entire remaining interest must be disbursed as elected by you or, if you have not so elected, as elected by the beneficiary or beneficiaries, as follows:

     o by December 31st of the year containing the fifth anniversary of your death; or

     o in equal or substantially equal payments over a period no longer than the life or life expectancy of the designated beneficiary or beneficiaries starting by December 31st of the year following the year of your death. If, however, the beneficiary is your surviving spouse, then this disbursement is not required to begin before December 31st of the year in which you would have turned 70 1/2.

The life expectancies described above will be calculated as of December 31 of the year following your death and will be reduced by one for each subsequent year for non-spouse beneficiaries. The life expectancy of a spouse beneficiary will be recalculated each subsequent year until the spouse's death. For each year after the year of the spouse's death, the spouse's remaining life expectancy will be reduced by one. If your spouse is your sole designated beneficiary on your death, such spouse may elect to be treated as you, the person originally establishing this IRA, or delay distributions until you would have reached age 70 1/2.

Prototype Status

The IRS reviewed the format of your IRA, and issued an opinion letter to us on May 19, 1986, stating that your IRA qualifies as a prototype IRA.

Reporting to the IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions, or 50% for distribution underpayments), you must file Form 5329 with the IRS. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

IRS regulations require us to report certain information to you with respect to the amount required to be distributed from your IRA for each calendar year after you attain age 70 1/2. (This reporting is not required with respect to IRAs of deceased owners. Also, this reporting is not required for Roth IRAs because there are no lifetime minimum distributions required for Roth IRAs.) These reporting requirements will take effect beginning with required minimum distributions for 2003.

In compliance with the regulations, we will furnish you with a statement of the amount of the required minimum distribution and the date by which such amount must be distributed. As an alternative, we may provide you with a statement that 1) informs you that a minimum distribution is required for the calendar year and the date by which such amount must be distributed and 2) includes an offer to furnish you, upon request, with a calculation of the amount of the required minimum distribution with respect to your IRA for that calendar year. Beginning with required minimum distributions for calendar year 2004, when we report this information to you we will also be required to report similar information to the IRS.

Part II.  SIMPLE-IRA

A SIMPLE-IRA is one that is issued in conjunction with your employer's "savings incentive match plan for employees" (SIMPLE-IRA plan) which meets the requirements of Section 408 (p) of the Internal Revenue Code (Code). You should consult with your employer concerning the actual provisions of the SIMPLE-IRA plan pertaining to participation requirements, the amount of employee and employer contributions and other SIMPLE-IRA plan provisions.
 The following discussion concerns your SIMPLE-IRA in place of the discussion concerning a traditional IRA or SEP-IRA in Part I, above or the discussion in Part III of Roth IRA, unless otherwise noted.

Contributions

Your SIMPLE-IRA will accept only a cash contribution made by an employer on your behalf under a SIMPLE-IRA plan that meets the requirements of Section 408(p) of the Code, and a rollover contribution or a transfer of assets from another SIMPLE-IRA of yours. No other contributions will be accepted.

Any refund of premiums (other than those attributable to excess contributions) will be applied, before the close of the calendar year following the year of the refund, toward the payment of future premiums or the purchase of additional benefits.

Rollovers and Transfers

Prior to the expiration of the two-year period beginning on the date you first participated in any SIMPLE-IRA plan maintained by your employer, any rollover or transfer by you of funds from this SIMPLE-IRA must be made to another SIMPLE-IRA of yours. Any distribution of funds to you during this two-year period may be subject to a 25% additional tax as a premature distribution if you do not roll over the amount distributed into a SIMPLE-IRA. After the expiration of this two-year period, you may roll over or transfer funds to any of your IRAs that are qualified under
Section 408(a), (b) or (p) of the Code.

Premature Distributions, Distributions and Reporting to the IRS

Rules similar to those pertaining to SEP-IRAs as discussed in
Part I, above, in relation to premature distributions and distributions generally apply to your SIMPLE-IRA. See the section entitled "Reporting to the IRS" in Part I for an appropriate discussion of those requirements.

Prototype Status

The IRS reviewed the format of your SIMPLE-IRA and issued an opinion letter to us on September 26, 1997, stating that your Contract qualifies as a prototype SIMPLE-IRA.
Part III.  Roth IRA

A Roth IRA must meet the requirements of Section 408A of the Code. The following discussion concerns your Roth IRA in place of the discussion concerning a traditional IRA or SEP-IRA in Part I, or the discussion of the SIMPLE-IRA in Part II, above, unless otherwise noted.

Contributions

If your Roth IRA is not designated as a Roth Conversion IRA, then, except in the case of a rollover contribution described in
Section 408A(e) of the Code, it will accept only cash contributions and only up to a maximum amount of $3,000 for your 2003 tax year. (The aggregate amount of contributions for all of your Roth IRAs and traditional IRAs may not exceed $3,000.) If this Roth IRA is designated as a Roth Conversion IRA, no contributions other than IRA Conversion Contributions made during the same tax year will be accepted. Contributions may be made even after you attain age 70 1/2.

However, a catchup contribution is allowed for you if you have attained age 50. If you qualify for the catchup contribution, your maximum contribution limit is increased $500 to $3,500 for the calendar year 2003.

A Roth Conversion IRA is a Roth IRA that accepts only IRA
Conversion Contributions made during the same tax year.

IRA Conversion Contributions are amounts rolled over, transferred, or considered transferred from a non-Roth IRA to a Roth IRA. A non-Roth IRA is an individual retirement account or annuity described in Section 408(a) or 408(b) of the Code, other than a Roth IRA.

Any refund of premiums (other than those attributable to excess contributions) will be applied, before the close of the calendar year following the year of the refund, toward the payment of future premiums or the purchase of additional benefits.

Limitations on Contributions

The $3,000 (or $3,500 if you have attained age 50) limit described in the previous section is gradually reduced to $0 between certain levels of Adjusted Gross Income ("AGI"). If you are single, the limit on annual contributions is phased out between AGI of $95,000 and $110,000; if you are married and file jointly, between AGI of $150,000 and $160,000; and if you are married and file separately, between $0 and $10,000. You may not make an IRA Conversion Contribution during a tax year if your AGI for that year exceeds $100,000 or if you are married and file a separate return for that tax year. Roth IRA contributions must be made no later than the time you file your income tax return for that year (i.e., April 15, if you are a calendar year taxpayer) with no extensions.

If you should contribute more than the maximum contribution amount to your Roth IRA, the excess amount will be considered an "excess contribution." You are permitted to withdraw an excess contribution from your Roth IRA before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution. (See Reporting to the IRS in Part I, above.).

Tax Treatment of Contributions

No federal tax deduction is allowed for your contributions to a Roth IRA.

Required Distribution on Benefits (Required Only Upon Your Death)

(The term "designated beneficiary" means any individual designated as beneficiary by you.)

A. If you die before your entire interest is distributed and your surviving spouse is not your sole designated beneficiary, the entire remaining interest will at your election, or if you have not so elected, at the election of the designated beneficiary, either:

   (1) be distributed by December 31 of the year containing the fifth anniversary of your death; or
   (2) be distributed over the life expectancy of the designated beneficiary starting no later than December 31 of the year following your death.
       If distributions do not begin by the date described above, distribution method (1) will apply.

B. In the case of distribution method (A)(2) above, to determine the minimum annual payment for each year, divide your entire interest as of the close of business on December 31 of the preceding year, by the life expectancy of the designated beneficiary, using the attained age of the designated beneficiary as of the beneficiary's birthday in the year distributions are required to commence, and subtract one for each subsequent year.

C. If your spouse is your sole designated beneficiary on your death, such spouse may elect to be treated as you, the person originally establishing this Roth IRA, or delay distributions until you would have reached age 70 1/2.

Taxation of Distributions

A distribution from your Roth IRA is not includible in income if it is a "qualified distribution." A "qualified distribution" is one that is made after the first five years beginning with the first tax year in which you made a contribution to your Roth IRA, and which is made when you are at least age 59 1/2 or totally disabled or to your beneficiary or your estate upon your death or due to a qualified first-time home distribution. (See the discussion under the Premature Distributions section of Part I, above, concerning what a qualified first-time home distribution is.)

If a distribution from your Roth IRA is not a qualified distribution as described in the previous paragraph, it will be includible in your income to the extent that it is not treated as made from a contribution. This is determined by adding your current distribution to the total amount of all previous distributions and comparing this total with the amount of your contributions to your Roth IRA.

If, within the 5 year period starting with the year of a Conversion Contribution, any part of a withdrawal from this Roth
IRA is from the taxable part of an amount converted, the 10% tax on premature distributions applies, unless one of the exceptions applies.

For purposes of determining the correct tax treatment of withdrawals (other than the withdrawal of excess contributions and the earnings on them), the following rule sets forth the order of withdrawal:

    1. Regular contributions;
    2. Conversion Contributions, on a first-in-first-out basis, and then taken account of as the taxable portion first and then the nontaxable portion;
    3. Earnings on contributions.

As with a Traditional IRA, you may not use your Roth IRA as a security for a loan or borrow on your Roth IRA.


Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA, for example, going from a Roth IRA to a traditional IRA. This is called recharacterizing the contribution.

To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA.
It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. The contribution will not be treated as having been made to the second IRA unless the transfer includes any net earnings allocable to the contribution. After the transfer has taken place, you cannot change your election to recharacterize.

You must report the recharacterization, and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made. No deduction is allowed for the contribution to the first IRA and any net earnings transferred with the recharacterized contribution are treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent that any deduction was allowed with respect to the contribution to the first IRA.

Prototype Status

Your Roth IRA is deemed to meet the statutory requirement for a Roth IRA pursuant to IRS guidelines.



                   APPENDIX C - DISCLAIMERS

The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Fund and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise. Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of the investment in any or all securities upon which the Index is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the index or data included in the index. Frank Russell Company makes no representation or warranty regarding the use, or the results of use, of the index or any data included therein, or any security (or combination thereof) comprising the index. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty of any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the index or any data or any security (or combination thereof) included therein.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500(R)", "500," "S&P MidCap 400 Index," and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Fund. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's. See further discussion in the Summit Fund prospectus.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc.(including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to The Union Central Life Insurance Company (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

This fund is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of this fund or any member of the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the EAFE index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the EAFE index which is determined, composed and calculated by MSCI without regard to the issuer of this fund. MSCI has no obligation to take the needs of the issuer of this fund or the owners of this fund into consideration in determining, composing or calculating the EAFE index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by which this fund is redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of this fund in connection with the administration, marketing or trading of this fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.



                          APPENDIX D

The Contract in use through 2001, and still in use in Vermont and New York, is Union Central Form 2617. This contract form contains different provisions concerning contract ownership and death benefit payments. Below is the prospectus disclosure language that accompanied use of Form 2617.

The following definition of contract owner substitutes for the definition on page CA-4:

"Contract Owner ("You")-During the Annuitant's lifetime and prior to the Maturity Date, the person designated as the owner in the Contract or as subsequently changed. During the Pay-out Period, the Annuitant is the Contract Owner. After the Annuitant's death, the beneficiary is the Contract Owner. If a Contract has been absolutely assigned, the assignee is the Contract Owner. A collateral assignee is not a Contract Owner."

The following provision substitutes for the language under "Annuity Benefit Payments" on pages CA-6 and 7:

"Annuity Benefit Payments

You can choose among a variety of types of fixed and variable annuity benefit payments to be made during the Pay-out Period.

If the Annuitant dies before the Maturity Date and the Annuitant was the Contract Owner or the Contract Owner is still living, then we will pay the beneficiary a death benefit equal to the greater of:

    o the Contract's accumulation value, or
    o the sum of all premiums paid less any amounts deducted in connection with partial surrenders."

The following provision substitutes for the language under "Death
Benefits" on pages CA-23 and 24:

"Death Benefits

If the Annuitant is the Contract Owner and dies during the Pay-in Period, or if the Annuitant dies during the Pay-in Period while the Contract Owner is living, then a death benefit will be paid to the Beneficiary. Subject to state insurance law, the death benefit will be the greater of:

    o the sum of all premiums paid less any amounts deducted in connection with partial surrenders, including any surrender charge associated with those partial withdrawals; or

    o the Contract's accumulation value on the date we receive Due Proof of Death.

This formula guarantees that the death benefit will at least equal the sum of all premiums paid (less any partial surrenders and surrender charges on such partial withdrawals), independent of the investment experience of Carillon Account.

If a Contract Owner who is not the Annuitant dies during the Pay-in Period and while the Annuitant is living, we normally will pay the Contract's accumulation value (measured as of the date we receive Due Proof of Death) to the Contract Owner's estate or to a successor Contract Owner. However, if the Contract Owner's spouse is the designated beneficiary under the Contract, that spouse will become the Contract Owner and no distribution will be required as a result of the death of the original Contract Owner.

If the Annuitant dies during the Pay-out Period, we will provide the death benefit, if any, contained in the particular annuity benefit option elected."

                      CARILLON ACCOUNT

                             of

          THE UNION CENTRAL LIFE INSURANCE COMPANY

  1876 Waycross Road . Cincinnati, Ohio 45240 . 513-595-2600



              STATEMENT OF ADDITIONAL INFORMATION


May 1, 2003

     This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Accordingly, this Statement should be read in conjunction with Carillon Account's ("CA") current Prospectus, dated May 1, 2003, which may be obtained by calling The Union Central Life Insurance Company ("Union Central") at (513) 595-2600, or writing to P.O. Box 40409, Cincinnati, Ohio 45240-0409.




                        TABLE OF CONTENTS

                                                        Page

Distribution of Contracts . . . . . . . . . . . . . . . .B-2
Determination of Annuity Payments . . . . . . . . . . . .B-2
Performance Data Advertising. . . . . . . . . . . . . . .B-3
Federal Tax Matters . . . . . . . . . . . . . . . . . . .B-8
Miscellaneous Contract Provisions . . . . . . . . . . . .B-10
Custody of CA's Assets. . . . . . . . . . . . . . . . . .B-11
Experts . . . . . . . . . . . . . . . . . . . . . . . . .B-11
Financial Statements of CA and of Union Central (following B-11)

                      DISTRIBUTION OF CONTRACTS

     Contracts are offered on a continuous basis through life insurance agents of Union Central who are also registered representatives of Carillon Investments, Inc., or another broker-dealer member of the National Association of Securities Dealers, Inc.

     As underwriter of the Contracts, the following distribution fees were paid to Carillon Investments, Inc., by Union Central:

                      Year        Amount
                      2002      $3,241,287
                      2001      $1,852,782
                      2000      $3,034,333

     Union Central may periodically offer promotions to purchasers of Contracts, such as increasing the initial interest rate payable on the Union Central Guaranteed Account for purchasers who elect the dollar cost averaging program, and allowing new purchasers who elect the dollar cost averaging program to use the Guaranteed Account as a source account for the program. Any such promotion will be offered to all new purchasers of Contracts during the promotion period.

                 DETERMINATION OF ANNUITY PAYMENTS

     The amount of the first Variable Annuity payment is calculated by applying the Accumulation Value (less any premium tax charge deducted at this time), measured as of a date not more than 10 business days prior to the Maturity Date, to the Annuity Tables in the Contract. This is done separately for each amount to be used to provide an annuity reserved for in a different Subaccount.

     The first Variable Annuity payment is divided by the appropriate Annuity Unit value (as of the same date that the amount of the first payment was determined) to determine the number of Annuity Units upon which later annuity payments will be based. This number of Annuity Units will not change. Variable Annuity payments after the first will be equal to the number of Annuity Units determined in this manner times the Annuity Unit value for each respective Subaccount calculated on a uniform basis not more than 10 business days before each annuity payment is due.

     Annuity Unit Value - The value of an Annuity Unit in each
Subaccount of CA was initially set at $10. Annuity Units of each Subaccount are valued separately and will vary with the investment experience of the particular Subaccount.

     The value of the Annuity Unit for each Subaccount at the end of any valuation period is calculated by: (a) multiplying the prior Annuity Unit value by the Subaccount's Net Investment Factor for the period; and then (b) adjusting the result to compensate for the interest rate assumed in the annuity tables used to determine the dollar amount of the first Variable Annuity payment. In this manner, the Annuity Unit values will most likely change (except when the investment performance exactly equals the assumed interest rate) for each annuity payment (although the number of Annuity Units will remain fixed) and therefore the amount of the Variable Annuity payments will most likely vary.

             Performance Data Advertising

As noted in the Prospectus, CA occasionally may publish advertisements that contain total return performance data relating to its Subaccounts. Tables of historical Accumulation Unit Values for each Subaccount may be included in advertising or sales literature that contains total return calculations as described below. The following table sets forth the performance data for each of the Subaccounts of the type that will be used in advertising, in each case for the period ended December 31, 2002.
 The results shown in this section are not an estimate or guarantee of future investment performance.

The tables reflect both standardized returns and non-standardized returns. The non-standardized returns are based on the inception date of the underlying mutual funds, which in certain instances is prior to the date of its inclusion as a Subaccount in the Contracts. The non-standardized tables represent what the performance of the Subaccounts would have been if the Subaccounts had been both in existence and invested in the corresponding underlying mutual funds since the date of the underlying mutual funds' inception or for the indicated period. Because certain of the Subaccounts commenced operations at various times since CA was established on February 6, 1984, as indicated in the standardized tables below, and because the Variable Annuity I and II Contracts were not available during this entire period, these tables show hypothetical, rather than actual, performance numbers for the Subaccounts for any period prior to their inclusion as Subaccounts and since their inception, if they came into existence prior to their inclusion as Subaccounts. These are hypothetical total return numbers that represent the actual performance of the underlying mutual funds, adjusted for the fees and charges applicable to the Contracts.

VARIABLE ANNUITY I

Average Annual Total Return
(Standardized Total Return)

                                        Inclusion   One      Five    Ten   Since
SUBACCOUNTS                             Date        Year     Years   Years Inclusion
AIM V.I. Capital Appreciation Fund      05/03/1999  -30.59%     NA     NA  -10.81%
AIM V.I. Growth Fund                    05/01/2000  -36.67%     NA     NA  -35.55%
American Century V.P. Income & Growth   05/01/2000  -26.01%     NA     NA  -16.90%
MFS VIT Investors Trust Series          05/01/1996  -27.48%  -4.92%    NA    2.12%
Neuberger Berman AMT Guardian Portfolio 05/01/2000  -32.51%     NA     NA  -15.61%
Oppenheimer Main Street Fund
 (formerly Main Street Growth
 & Income Fund)/VA                      05/01/2000  -25.49%     NA     NA  -17.18%
Scudder VS I Cap. Growth Portfolio
 Class A                                05/01/1992  -35.03%  -5.10%  5.45%   5.75%
Summit Pinnacle Nasdaq-100
 Index Portfolio                        05/01/2000  -42.65%     NA     NA  -41.91%
Summit Pinnacle S&P 500 Index Portfoli  05/01/1996  -28.93%  -3.07%    NA    3.98%
Summit Pinnacle Zenith Portfolio        06/07/1985  -29.44%  -4.17%  5.77%   8.26%
Alger American MidCap Growth Portfolio  05/01/2001  -35.35%     NA     NA  -24.53%
Summit Pinnacle S&P MidCap 400
 Index Portfolio                        05/03/1999  -22.14%     NA     NA   -0.63%
MFS VIT New Discovery Series            05/01/2000  -37.27%     NA     NA  -19.14%
Seligman Small-Cap Value Portfolio
 Class 2                                05/01/2001  -22.48%     NA     NA   -3.95%
Summit Pinnacle Russell 2000 Small Cap
 Index Portfolio                        05/01/2000  -27.56%     NA     NA  -12.55%
FTVIPT Templeton
 Foreign Securities Fund Class 2        05/01/1997  -25.27%  -4.22%    NA   -2.11%
Scudder VS I International Portfolio
 Class A                                05/01/1992  -25.09%  -6.19%  2.90%   2.46%
MFS VIT High Income Series              05/01/1996   -5.86%  -1.38%    NA    2.18%
Summit Pinnacle Bond Portfolio          08/26/1985   -2.97%   2.79%  5.60%   6.93%
Scudder VS I Money Market Portfolio*    07/15/1985   -6.87%   2.17%  2.92%   3.61%
MFS VIT Total Return Series             05/03/1999  -12.97%     NA     NA   -0.48%
Summit Pinnacle Balanced
 Index Portfolio                        05/03/1999  -18.58%     NA     NA   -5.97%
Oppenheimer Global Securities Fund/VA   05/01/2000  -28.55%     NA     NA  -17.29%
Alger American Leveraged
 AllCap Portfolio                       05/01/2001  -39.37%     NA     NA  -29.35%
American Century VP Value               05/01/2000  -19.82%     NA     NA    3.09%
MFS VIT Emerging Growth Series          05/01/1997  -39.23%  -5.50%    NA   -1.02%
Seligman Communications and
 Information Portfolio Class 2          05/01/2001  -41.50%     NA     NA  -31.57%

VARIABLE ANNUITY I

Non-standardized Average Annual Total Returns
(Based on Accumulation Unit Values)

                                        Inception   One      Five    Ten   Since
SUBACCOUNTS                             Date        Year     Years   Years Inception
AIM V.I. Capital Appreciation Fund      05/05/1993  -25.29%  -3.47%    NA    5.88%
AIM V.I. Growth Fund                    05/05/1993  -31.83%  -9.15%    NA    2.42%
American Century VP Income & Growth     10/30/1997  -20.36%  -1.46%    NA   -0.02%
MFS VIT Investors Trust Series          10/09/1995  -21.94%  -4.05%    NA    4.30%
Neuberger Berman AMT Guardian Portfolio 10/31/1997  -27.35%   0.82%    NA    1.74%
Oppenheimer Main Street Fund (formerly
 Main Street Growth & Income Fund)      07/31/1995  -19.80%  -6.68%    NA    4.23%
Scudder VS I Capital Growth Portfolio
 Class A                                07/16/1985  -30.06%  -4.24%  5.55%   8.54%
Summit Pinnacle Nasdaq-100
 Index Portfolio                        04/30/2000  -38.26%     NA     NA  -40.43%
Summit Pinnacle S&P 500 Index Portfolio 12/29/1995  -23.50%  -2.19%    NA    5.17%
Summit Pinnacle Zenith Portfolio        06/07/1985  -24.05%  -3.30%  5.87%   8.49%
Alger American MidCap Growth Portfolio  05/02/1993  -30.41%   3.05%    NA   11.05%
Summit Pinnacle S&P MidCap 400
 Index Portfolio                        04/30/1999  -16.20%     NA     NA    0.86%
MFS VIT New Discovery Series            04/29/1998  -32.47%     NA     NA    1.34%
Seligman Small-Cap Value Portfolio
 Class 2                                04/30/2001  -16.56%     NA     NA    0.41%
Summit Pinnacle Russell 2000
 Small Cap Index Portfolio              04/30/2000  -22.03%     NA     NA  -10.40%
FTVIPT Templeton
 Foreign Securities Fund Class 2        05/01/1992  -19.57%  -3.36%  6.33%   5.20%
Scudder VS I International Portfolio
  Class A                               05/01/1987  -19.37%  -5.34%  3.00%   3.66%
MFS VIT High Income Series              07/26/1995    1.32%  -0.49%    NA    3.15%
Summit Pinnacle Bond Portfolio          08/26/1985    4.43%   3.72%  5.70%   7.14%
Scudder VS I Money Market Portfolio*    07/15/1985    0.24%   3.09%  3.02%   3.82%
MFS VIT Total Return Series             01/03/1995   -6.33%   3.71%    NA    9.26%
Summit Pinnacle Balanced
 Index Portfolio                        04/30/1999  -12.37%     NA     NA   -4.55%
Oppenheimer Global Securities Fund      11/30/1990  -23.09%  -1.80%  6.63%   4.82%
Alger American Leveraged
 AllCap Portfolio                       01/24/1995  -34.73%   1.99%    NA   12.08%
American Century VP Value               05/01/1996  -13.70%  -2.14%    NA    3.10%
MFS VIT Emerging Growth Series          07/24/1995  -34.58%  -4.64%    NA    3.32%
Seligman Communications and
 Information Portfolio Class 2          05/01/2000  -37.03%     NA     NA  -31.79%


VARIABLE ANNUITY II

Average Annual Total Return **
(Based on Accumulation Unit Values)

                                        Inclusion   One      Five    Ten   Since
SUBACCOUNTS                             Date        Year     Years   Years Inclusion
AIM V.I. Capital Appreciation Fund      07/03/2000  -25.44%   NA      NA  -26.69%
AIM V.I. Growth Fund                    07/03/2000  -31.96%   NA      NA  -35.58%
American Century VP Income & Growth     07/03/2000  -20.52%   NA      NA  -15.30%
MFS VIT Investors Trust Series          07/03/2000  -22.09%   NA      NA  -16.56%
Neuberger Berman AMT Guardian Portfolio 07/03/2000  -27.50%   NA      NA  -14.25%
Oppenheimer Main Street Fund (formerly
 Main Street Growth & Income Fund)/VA   07/03/2000  -19.96%   NA      NA  -16.33%
Scudder VS I Capital Growth Portfolio
 Class A                                07/03/2000  -30.20%   NA      NA  -25.47%
Summit Pinnacle Nasdaq-100
 Index Portfolio                        07/03/2000  -38.38%   NA      NA  -42.56%
Summit Pinnacle S&P 500 Index Portfolio 07/03/2000  -23.66%   NA      NA  -18.68%
Summit Pinnacle Zenith Portfolio        07/03/2000  -24.20%   NA      NA   -2.06%
Alger American MidCap Growth Portfolio  05/01/2001  -30.55%   NA      NA  -21.24%
Summit Pinnacle S&P MidCap 400
 Index Portfolio                        07/03/2000  -16.36%   NA      NA   -5.51%
MFS VIT New Discovery Series            07/03/2000  -32.62%   NA      NA  -20.36%
Seligman Small-Cap Value Portfolio
 Class 2                                05/01/2001  -16.73%   NA      NA    0.21%
Summit Pinnacle Russell 2000
 Small Cap Index Portfolio              07/03/2000  -22.19%   NA      NA  -11.91%
FTVIPT Templeton
 Foreign Securities Fund Class 2        07/03/2000  -19.73%   NA      NA  -16.30%
Scudder VS I International Portfolio
 Class A                                07/03/2000  -19.54%   NA      NA  -25.58%
MFS VIT High Income Series              07/03/2000    1.09%   NA      NA   -2.45%
Summit Pinnacle Bond Portfolio          07/03/2000    4.22%   NA      NA    5.48%
Scudder VS I Money Market Portfolio     07/03/2000    0.02%   NA      NA    1.95%
MFS VIT Total Return Series             07/03/2000   -6.53%   NA      NA    1.45%
Summit Pinnacle Balanced
 Index Portfolio                        07/03/2000  -12.55%   NA      NA   -8.71%
Oppenheimer Global Securities Fund/VA   07/03/2000  -23.25%   NA      NA  -17.05%
Alger American Leveraged
 AllCap Portfolio                       05/01/2001  -34.86%   NA      NA  -26.27%
American Century VP Value               07/03/2000  -13.87%   NA      NA    6.50%
MFS VIT Emerging Growth Series          07/03/2000  -34.71%   NA      NA  -34.36%
Seligman Communications and
 Information Portfolio Class 2          05/01/2001  -37.14%   NA      NA  -28.57%

VARIABLE ANNUITY II

Non-standardized Average Annual Total Return **
(Based on Accumulation Unit Values)

                                        Inception   One      Five    Ten   Since
SUBACCOUNTS                             Date        Year     Years   Years Inception
AIM V.I. Capital Appreciation Fund      05/05/1993  -25.44%  -3.66%    NA    5.78%
AIM V.I. Growth Fund                    05/05/1993  -31.96%  -9.34%    NA    2.31%

American Century VP Income & Growth     10/30/1997  -20.52%  -1.65%    NA   -0.20%
MFS VIT Investors Trust Series          10/09/1995  -22.09%  -4.23%    NA    4.17%
Neuberger Berman AMT Guardian Portfolio 10/31/1997  -27.50%   0.63%    NA    1.56%
Oppenheimer Main Street Fund (formerly
 Main Street Growth & Income Fund)/VA   07/31/1995  -19.96%  -6.85%    NA    4.10%
Scudder VS I Capital Growth Portfolio
 Class A                                07/16/1985  -30.20%  -4.42%  5.46%   8.52%
Summit Pinnacle Nasdaq-100
 Index Portfolio                        04/30/2000  -38.38%     NA     NA  -40.55%
Summit Pinnacle S&P 500 Index Portfolio 12/29/1995  -23.66%  -2.37%    NA    5.03%
Summit Pinnacle Zenith Portfolio        06/07/1985  -24.20%  -3.42%  5.80%   8.45%
Alger American MidCap Growth Portfolio  05/02/1993  -30.55%   2.82%    NA   10.93%
Summit Pinnacle S&P MidCap 400
 Index Portfolio                        04/30/1999  -16.36%     NA     NA    0.66%
MFS VIT New Discovery Series            04/29/1998  -32.62%     NA     NA    1.14%
Seligman Small-Cap Value Portfolio
 Class 2                                04/30/2001  -16.73%     NA     NA    0.21%
Summit Pinnacle Russell 2000
 Small Cap Index Portfolio              04/30/2000  -22.19%     NA     NA  -10.59%
FTVIPT Templeton
 Foreign Securities Fund Class 2        05/01/1992  -19.73%  -3.53%  6.23%   5.11%
Scudder VS I International Portfolio
 Class A                                05/01/1987  -19.54%  -5.52%  2.91%   3.67%
MFS VIT High Income Series              07/26/1995    1.09%  -0.69%    NA    3.01%
Summit Pinnacle Bond Portfolio          08/26/1985    4.22%   3.52%  5.60%   7.08%
Scudder VS I Money Market Portfolio     07/31/1985    0.02%   2.90%  2.92%   3.76%
MFS VIT Total Return Series             01/03/1995   -6.53%   3.51%    NA    9.13%
Summit Pinnacle Balanced
 Index Portfolio                        04/30/1999  -12.55%     NA     NA   -4.74%
Oppenheimer Global Securities Fund/VA   11/30/1990  -23.25%  -1.98%  6.53%   4.74%
Alger American Leveraged
 AllCap Portfolio                       01/24/1995  -34.86%   1.77%    NA   11.93%
American Century VP Value               05/01/1996  -13.87%  -2.32%    NA    2.96%
MFS VIT Emerging Growth Series          07/24/1995  -34.71%  -4.81%    NA    3.19%
Seligman Communications and
 Information Portfolio Class 2          05/01/2000  -37.14%     NA     NA  -31.92%


* Although the VA I Money Market Subaccount began investing in the Scudder Variable Series I Money Market Portfolio on November 12, 1993, the performance data quoted reflects the performance of the Scudder Fund Money Market Portfolio since the inception of the Money Market Subaccount.

** For the VA II Contract, accumulation unit values and standardized returns are the same, since there are no surrender charges or annual administration fees to deduct.


     Average annual total return is the average annual compounded rate of return that equates a purchase payment on the first day to the market value of that purchase payment on the last day of the period for which total return is calculated. For purposes of the calculation, it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. Expenses and charges incurred by the Fund and charges measured as a percentage of Subaccount assets are reflected in changes in unit values. For VA I Contracts, the typical effect of the annual administration fee is included in the total return calculations, other than those measured by changes in Accumulation Unit Value, by multiplying $30 by the total number of contracts in CA and then dividing that total by the average net assets of CA (including contract assets allocated to the Guaranteed Account) for the year measured. The resulting percentage is then multiplied by the average value of the $1,000 investment during the year measured. For less than one year periods, 1/365 of the fee is assumed to be deducted for each day of the period. Total return figures for VA I Contracts that include the impact of surrender charges assume that the investment is withdrawn from the Subaccount at the end of the period for which return is calculated.

     The standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is published and nonstandardized average annual total return quotations will be current to the last day of the month preceding the date on which an advertisement is published. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, three, five, and ten years, and the period of time that has elapsed since inception of the Subaccount. The nonstandardized average annual total return will be based on rolling calendar months and will cover periods of one month, one, three, five and ten years, year-to-date, and the period of time that has elapsed since inception of the underlying fund.

     Any current yield quotations of the Money Market Fund, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 2002, the Money Market Fund's seven-day current unit value yield was 0.00% for VA I and -0.25% for VA II.

     The Money Market Fund yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the underlying mutual fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the underlying mutual fund's expenses. Although the Money Market Fund determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the Money Market Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different basis or another method of calculation is used.

     From time to time, advertisements for CA may include comparisons of performance of the Subaccounts to that of various market indices, including, but not limited to: the Salomon Brothers Investment Grade Bond Index, the Salomon Brothers U.S. Treasury Bill Index, the Shearson Lehman Government/Corporate Bond Index, the S&P 500 Index, the S&P MidCap 400 Index, the Russell 2000 Index, the Nasdaq-100 Index, the Dow Jones Industrial Average, the Donoghue Money Fund 30-Day Average Yield, the Morgan Stanley Capital International EAFE Index, the NAREIT Index, and the Lipper Variable Insurance Products Performance Analysis Service.

     CA advertisements may also include performance rankings (or information based on those rankings) compiled by various independent organizations, including but not limited to: Lipper Analytical Services Mutual Funds Survey, Lipper Variable Insurance Products Performance Analysis Service, The VARDS Report, Sylvia Porter Personal Finance, Financial Services Week, Consumer Reports, Money Magazine, Forbes Magazine, and Fortune Magazine.

We may provide information on various topics to Contract owners and prospective Contract owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

     Advertising, reports and sales literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis, and (iii) our rating or a rating of our claims paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.


                       FEDERAL TAX MATTERS

Taxation of Union Central

     Union Central is taxed as a life insurance company under
Part I of Subchapter L of the Internal Revenue Code ("Code"). Since CA is not an entity separate from Union Central, and its operations form a part of Union Central, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of CA are reinvested and taken into account in determining the Accumulation and Annuity Unit values. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a Contract issued in connection with CA.
 Accordingly, Union Central does not anticipate that it will incur any federal income tax liability attributable to CA, and therefore Union Central does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in Union Central being taxed on income or gains attributable to CA or certain types of Contracts, then Union Central may impose a charge against CA (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

Tax Status of the Contracts

     Section 817(h) of the Code provides that separate account investments (or the investments of a mutual fund the shares of which are owned by separate accounts of insurance companies) underlying the Contract must be "adequately diversified" in accordance with Treasury regulations in order for the Contract to qualify as an annuity contract under Section 72 of the Code. The Separate Account, through each Portfolio of the Funds, intends to comply with the diversification requirements prescribed in regulations, which affect how the assets in each Portfolio of the Funds in which the Separate Account invests may be invested. Union Central does not have control over the Funds or their investments. However, Union Central believes that each Portfolio in which the Separate Account owns shares will meet the diversification requirements and that therefore the Contracts will be treated as annuities under the Code.

     The Treasury has stated that regulations on diversification requirements do not provide guidance concerning the extent to which contract holders may direct their investments to the Portfolios of the Funds. Regulations in this regard may be issued in the future. It is possible that when regulations are issued the Funds may not be in compliance with such regulations.
 Although Union Central can provide no assurances that any such regulations will not adversely affect the tax treatment of existing Contracts in all events, based upon a private letter ruling Union Central has received on the Contracts, Union Central believes that any such regulations would be applied only on a prospective basis. For these reasons, Union Central reserves the right to modify the Contract as necessary to prevent the contract holder from being considered the owner of the assets of the Funds or otherwise to qualify the contract for favorable tax treatment.

     In addition, Nonqualified Contracts will not be treated as annuity contracts for purposes of Section 72 unless such contracts provide: (a) that if the contract holder dies on or after the annuity starting date but prior to the time before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution in effect at the time of the contract holder's death; and (b) if the contract holder dies prior to the annuity starting date, the entire interest must be distributed within five years after the death of the contract holder. These requirements should be considered satisfied if any portion of the contract holder's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such designated beneficiary (or over a period that does not extend beyond the life expectancy of the designated beneficiary) and such distributions begin within one year of the contract holder's death. (A contract holder's designated beneficiary is the person to whom ownership of the Contract passes by reason of death and must be a natural person.)
 However, if the contract holder's designated beneficiary is the surviving spouse of the contract holder, the contract may be continued in the name of the spouse as the contract holder.
Union Central believes that the Contracts described in this Prospectus meet these requirements. However, no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to assure that they comply with the Code requirements. Other rules may apply to Qualified Contracts.

     For a discussion of the tax treatment of the contracts as annuities under Section 72, see "Tax Status of the Contracts" in the Prospectus.


                 MISCELLANEOUS CONTRACT PROVISIONS

Delay of Payments

     Union Central will pay all amounts due from the Variable
Account under the Contract within seven days, unless:

     (1) The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

     (2) An emergency exists as defined by the Securities and Exchange Commission;

     (3) Federal regulators require us to block a Contract under federal regulations related to anti-money laundering, anti-terrorism or homeland security efforts; or

     (4) The Securities and Exchange Commission permits delay for the protection of the security holders.

Participating

     The Contract is issued on a participating basis, and as such is eligible to share in Union Central's profits and surplus to the extent determined by Union Central's Board of Directors in its sole discretion. Union Central anticipates that such participation, if at all, will be small in amount and will occur only in later years of the Contract.



Misstatement and Proof of Age, Sex or Survival

     Proof of age, sex, or survival of the Annuitant and any contingent Annuitant may be required prior to making annuity payments under any Annuity Option which depends on the continuation of life. If any age or sex has been misstated, Union Central will pay the amounts which would have been provided at the correct age and sex. After the annuity payments begin, Union Central will make up any underpayments in a lump sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the overpayment is made up.

Settlements

     Union Central may require the return of the Contract prior to any settlement. Due proof of the Annuitant's death must be received prior to settlement of a death claim.

Assignments

     The Contract Owner may assign the Contract prior to the Maturity Date and during the Annuitant's lifetime, subject to the rights of any irrevocable Beneficiary, although the ability to assign certain Qualified Contracts may be restricted. An assignment will not be binding until received in writing by Union Central, and Union Central will not be responsible for the validity of an assignment. An assignment or pledge of the Contract may result in income tax liability to the owner.


      No Beneficiary may assign benefits under the Contract until they are due, and to the extent permitted by law, payments are not subject to the debts of any Beneficiary or to any judicial process for payment of the Beneficiary's debts.

Modification

     Union Central may not modify the Contract without the consent of the Contract Owner except to make the Contract meet the requirements of the Investment Company Act of 1940, or to make the Contract comply with any changes in the Internal Revenue Code or as required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

                   CUSTODY OF CA'S ASSETS

     Title to the assets of CA is held by Union Central. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.

                            EXPERTS

     The financial statements of CA at December 31, 2002 and 2001 and for the periods then ended, and of The Union Central Life Insurance Company at December 31, 2002 and 2001 and for the years then ended, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

CARILLON ACCOUNT

Period ended December 31, 2002

                Report of Independent Auditors

To the Contract holders of Carillon
Account and the Board of Directors of
The Union Central Life Insurance Company

We have audited the accompanying statement of assets and liabilities of the Carillon Account (comprised of the Summit Mutual Funds, Inc.'s Zenith, Balanced Index, Bond, S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Small Cap Index, and Nasdaq-100 Index Subaccounts, the Scudder Variable Series I's Money Market, Capital Growth, and International Subaccounts, the AIM Variable Insurance Funds, Inc.'s Capital Appreciation and the Growth Subaccounts, the MFS Variable Insurance Trust's Investors Trust, High Income, Emerging Growth, Total Return, and New Discovery Subaccounts, the American Century Variable Portfolios, Inc.'s Income & Growth and Value Subaccounts, the Oppenheimer Variable Account Fund's Main Street Growth & Income and Global Securities Subaccounts, the Franklin Templeton Variable Insurance Products Trust's International Securities Subaccount, the Neuberger Berman Advisers Management Trust's Guardian Subaccount, the Alger American Fund's Leveraged AllCap and MidCap Growth Subaccounts, and the Seligman Portfolios, Inc.'s Communications & Information and Small-Cap Value Subaccounts) as of December 31, 2002, and the related statement of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the applicable custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Carillon Account at December 31, 2002, the results of their operations and changes in their net assets for the respective stated periods in conformity with accounting principles generally accepted in the United States.

February 10, 2003

CARILLON ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

                                                       Summit Mutual Funds, Inc.
                                                          (affiliated issuer)
                    ------------------------------------------------------------------
----------------------------
                                                                 S&P        S&P MidCap
  Russell 2000   Nasdaq-100
                      Zenith    Balanced Index     Bond       500 Index     400 Index
  Small Cap Index    Index
                    Subaccount    Subaccount    Subaccount    Subaccount    Subaccount
   Subaccount    Subaccount
                    ----------    ----------    ----------    ----------    ----------
   ----------    ----------
ASSETS
Investments in
shares of Summit
Mutual Funds, Inc.,
at fair value
(cost $44,948,020;
$12,997,145;
$33,610,389;
$80,591,314;
$16,216,002;
$5,473,117;
$3,356,931)         $36,022,417   $10,146,010   $32,714,677   $49,312,138
$13,152,040    $4,554,243   $2,263,121
                    -----------   -----------   -----------   -----------   ----------
-    ----------   ----------
Total Invested
 Assets              36,022,417    10,146,010    32,714,677    49,312,138
13,152,040     4,554,243    2,263,121

OTHER ASSETS &
(LIABILITIES)            (3,111)        1,057         5,827          (578)
(931)           243          ---
                    -----------   -----------   -----------   -----------   ----------
-    ----------   ----------
NET ASSETS
(Contract Owners'
 Equity)            $36,019,306   $10,147,067   $32,720,504   $49,311,560
$13,151,109    $4,554,486   $2,263,121
                    ===========   ===========   ===========   ===========
===========    ==========   ==========


                                                                        AIM Variable
                           Scudder Variable Series I               Insurance Funds,
Inc.
                             (unaffiliated issuer)                 (unaffiliated
issuer)
                    ---------------------------------------      ---------------------
----
                      Money        Capital                         Capital
                      Market        Growth    International      Appreciation
Growth
                    Subaccount    Subaccount    Subaccount        Subaccount
Subaccount
                    ----------    ----------    ----------        ----------    ------
----
ASSETS
Investments in
securities of
unaffiliated
issuers, at
fair value
(cost $19,908,906;
$57,777,855;
$30,148,400;
 $13,175,336;
$1,141,297;
 $28,083,876;
$6,429,313;
$36,115,842;
$4,713,143;
$2,320,967)         $19,908,906   $29,301,050   $16,340,983       $6,500,257    $
838,991
                    -----------   -----------   -----------       ----------    ------
----
Total Invested
Assets               19,908,906    29,301,050    16,340,983        6,500,257
838,991

OTHER ASSETS &
(LIABILITIES)             9,172        (4,201)       (1,701)            (463)
   5
                    -----------   -----------   -----------       ----------    ------
----
NET ASSETS
(Contract Owners'
 Equity)            $19,918,078   $29,296,849   $16,339,282       $6,499,794    $
838,996
                    ===========   ===========   ===========       ==========
==========



                                        MFS Variable Insurance Trust
                                            (unaffiliated issuer)
                     Investors         High         Emerging        Total          New
                       Trust          Income         Growth         Return
Discovery
                    Subaccount(A)   Subaccount     Subaccount     Subaccount
Subaccount
                    ----------      ----------     ----------     ----------     -----
-----
ASSETS
Investments in
 securities of
unaffiliated
issuers, at
fair value
(cost $19,908,906;
$57,777,855;
 $30,148,400;
$13,175,336;
$1,141,297;
$28,083,876;
 $6,429,313;
$36,115,842;
$4,713,143;
$2,320,967)         $19,250,567     $5,601,968     $14,733,016    $4,416,760
$1,706,166
                    -----------     ----------     -----------    ----------     -----
-----

Total Invested
Assets               19,250,567      5,601,968      14,733,016     4,416,760
1,706,166

OTHER ASSETS
& (LIABILITIES)            (527)         2,886          (2,717)          253
   15
                    -----------     ----------     -----------    ----------     -----
-----
NET ASSETS
(Contract Owners'
Equity)             $19,250,040     $5,604,854     $14,730,299    $4,417,013
$1,706,181
                    ===========     ==========     ===========    ==========
==========



Franklin Templeton
                        American Century            Oppenheimer Variable
Variable Insurance
                    Variable Portfolios, Inc.           Account Funds
Products Trust
                      (unaffiliated issuer)         (unaffiliated issuer)
(unaffiliated issuer)
                    -------------------------    ---------------------------  --------
-------------
                      Income                       Main Street      Global
International
                     & Growth       Value        Growth & Income  Securities
Securities
                    Subaccount    Subaccount        Subaccount    Subaccount
Subaccount
                    ----------    ----------        ----------    ----------        --
--------
ASSETS
Investments in
securities of
unaffiliated
issuers, at
fair value
(cost $852,603;
$5,985,256;
$3,351,540;
$1,302,461;
$8,729,511;
$2,708,109;
$188,238;
$407,659;
$457,827;
$3,443,238)           $691,255    $5,213,024        $2,783,224    $1,053,215
$5,337,056
                      --------    ----------        ----------    ----------        --
--------
Total Invested
 Assets                691,255     5,213,024         2,783,224     1,053,215
5,337,056

OTHER ASSETS
& (LIABILITIES)             70            92               199            89
    (434)
                      --------    ----------        ----------    ----------        --
--------
NET ASSETS
(Contract Owners'
 Equity)              $691,325    $5,213,116        $2,783,423    $1,053,304
$5,336,622
                      ========    ==========        ==========    ==========
==========


                 Neuberger Berman
                     Advisers
                 Management Trust        Alger American Fund         Seligman
Portfolios, Inc.
              (unaffiliated issuer)     (unaffiliated issuer)           (unaffiliated
issuer)
              ---------------------    -----------------------       -----------------
--------
                                       Leveraged       MidCap        Communications
Small-Cap
                     Guardian            AllCap        Growth        & Information
 Value
                    Subaccount         Subaccount    Subaccount        Subaccount
Subaccount
                    ----------         ----------    ----------        ----------    -
---------
ASSETS
Investments in
securities of
unaffiliated
issuers, at
fair value
(cost $852,603;
$5,985,256;
$3,351,540;
$1,302,461;
$8,729,511;
$2,708,109;
$188,238;
$407,659;
$457,827;
$3,443,238)         $2,085,149           $164,353      $344,591          $365,885
$2,990,685
                    ----------           --------      --------          --------    -
---------
Total Invested
 Assets              2,085,149            164,353       344,591            365,885
2,990,685

OTHER ASSETS &
(LIABILITIES)              (46)                 5           (46)              (11)
     (276)
                    ----------           --------      --------          --------    -
---------
NET ASSETS
(Contract Owners'
Equity)             $2,085,103           $164,358      $344,545          $365,874
$2,990,409
                    ==========           ========      ========          ========
==========

(A) Formerly known as MFS Variable Insurance Trust Growth with Income.

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002

                                                   Summit Mutual Funds, Inc.
                                                      (affiliated issuer)
                    ------------------------------------------------------------------
----------------------

Russell 2000
                                  Balanced                    S&P       S&P MidCap
Small Cap    Nasdaq-100
                      Zenith       Index         Bond      500 Index    400 Index
 Index        Index
                    Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
Subaccount   Subaccount
                    ----------   ----------   ----------   ----------   ----------   -
---------   ----------
INVESTMENT INCOME
Ordinary Dividend
 income               $269,110     $409,703   $1,798,079     $258,057      $70,745
   $9,582       $ ---

EXPENSES
Mortality and
 expense risk
 charge                450,596      111,869      299,938      612,601      147,173
   51,301       26,309
Administration fee     112,330       27,802       74,135      152,791       36,381
   12,596        6,452
                    ----------   ----------   ----------   ----------   ----------   -
---------   ----------
                       562,926      139,671      374,073      765,392      183,554
   63,897       32,761
                    ----------   ----------   ----------   ----------   ----------   -
---------   ----------
NET INVESTMENT
 INCOME (LOSS)        (293,816)     270,03     1,424,006     (507,335)    (112,809)
  (54,315)     (32,761)
                    ----------   ----------   ----------   ----------   ----------   -
---------   ----------

REALIZED AND
UNREALIZED
GAIN (LOSS) ON
INVESTMENTS
Realized loss on
 investments        (3,473,156)    (467,603)  (1,010,753)  (4,479,110)  (1,303,579)
 (460,329)  (1,819,300)
Realized gain
 distributions       3,030,210          ---          ---      231,765       49,574
   50,229          ---
                    ----------   ----------   ----------   ----------   ----------   -
---------   ----------
Net realized
 gain (loss)          (442,946)    (467,603)  (1,010,753)  (4,247,345)  (1,254,005)
 (410,100)  (1,819,300)

Net unrealized
 appreciation
 (depreciation)
 of investments    (12,007,049)  (1,340,208)     879,749  (12,535,657)  (1,624,434)
 (993,789)     428,001
                    ----------   ----------   ----------   ----------   ----------   -
---------   ----------
NET REALIZED AND
UNREALIZED LOSS
ON INVESTMENTS     (12,449,995)  (1,807,811)    (131,004) (16,783,002)  (2,878,439)
(1,403,889)  (1,391,299)
                    ----------   ----------   ----------   ----------   ----------   -
---------   ----------
NET INCREASE
(DECREASE) IN
NET ASSETS FROM
OPERATIONS          ($12,743,811) ($1,537,779)  $1,293,002  ($17,290,337) ($2,991,248)
($1,458,204) ($1,424,060)
                     ===========   ==========   ==========   ===========   ==========
  ==========   ==========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002

                                                                             AIM
Variable
                             Scudder Variable Series I                    Insurance
Funds
                                (unaffiliated issuer)                  (unaffiliated
issuer)
                     -----------------------------------------        ----------------
----------
                       Money         Capital                            Capital
                       Market         Growth     International        Appreciation
  Growth
                     Subaccount     Subaccount     Subaccount          Subaccount
Subaccount
                     ----------     ----------     ----------          ----------
----------
INVESTMENT INCOME
Dividend income        $425,403       $140,765       $177,702               $ ---
     $ ---
                     ----------     ----------     ----------          ----------
----------
EXPENSES
Mortality and
 expense risk
 charge                 299,835        397,580        224,901              80,631
     9,619
                     ----------     ----------     ----------          ----------
----------
Administration fee       70,480         99,287         55,005              20,028
     2,366
                     ----------     ----------     ----------          ----------
----------
                        370,315        496,867        279,906             100,659
    11,985
                     ----------     ----------     ----------          ----------
----------

NET INVESTMENT
INCOME (LOSS)            55,088       (356,102)      (102,204)           (100,659)
   (11,985)
                     ----------     ----------     ----------          ----------
----------
REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS
Realized loss
 on investments             ---     (4,699,004)    (1,722,533)         (1,118,032)
  (556,932)
Realized gain
 distributions              ---            ---            ---                 ---
       ---
Net realized
 gain (loss)                ---     (4,699,004)    (1,722,533)         (1,118,032)
  (556,932)
Net unrealized
 appreciation
 (depreciation)
  of investments            ---     (9,881,171)      (547,411)         (1,220,603)
   183,118
                     ----------     ----------     ----------          ----------
----------

NET REALIZED AND
UNREALIZED LOSS
ON INVESTMENTS              ---    (14,580,175)    (2,269,944)        (2,338,635)
  (373,814)
                     ----------     ----------     ----------          ----------
----------
NET INCREASE
(DECREASE) IN
NET ASSETS FROM
OPERATIONS              $55,088    ($14,936,277)  ($2,372,148)        ($2,439,294)
 ($385,799)
                     ==========     ===========    ==========          ==========
==========


                                                   MFS Variable
                                                 Insurance Trust
                                              (unaffiliated issuer)
                     -----------------------------------------------------------------
------
                       Investors        High         Emerging        Total
New
                        Trust          Income         Growth         Return
Discovery
                     Subaccount(A)   Subaccount     Subaccount     Subaccount
Subaccount
                     -------------   ----------     ----------     ----------     ----
------
INVESTMENT INCOME
Dividend income        $138,784        $462,628          $ ---        $70,744
 $ ---

EXPENSES
Mortality and
 expense risk
 charge                 241,450          61,834        199,861         42,810
17,430
                     ----------      ----------     ----------     ----------     ----
------
Administration fee       60,277          15,287         49,808         10,435
 4,235
                     ----------      ----------     ----------     ----------     ----
------
                        301,727          77,121        249,669         53,245
21,665
                     ----------      ----------     ----------     ----------     ----
------
NET INVESTMENT
INCOME (LOSS)          (162,943)        385,507       (249,669)        17,499
(21,665)
                     ----------      ----------     ----------     ----------     ----
------
REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS
Realized loss
 on investments      (1,499,320)       (633,314)    (2,817,040)       (27,645)
(189,350)
Realized gain
 distributions              ---             ---            ---         56,089
   ---
Net realized
 gain (loss)         (1,499,320)       (633,314)    (2,817,040)        28,444
(189,350)

Net unrealized
 appreciation
 (depreciation)
  of investments     (4,562,667)        287,598     (6,079,408)      (351,089)
(477,705)
                     ----------      ----------     ----------     ----------     ----
------

NET REALIZED AND
UNREALIZED LOSS
ON INVESTMENTS       (6,061,987)       (345,716)    (8,896,448)      (322,645)
(667,055)
                     ----------      ----------     ----------     ----------     ----
------
NET INCREASE
(DECREASE) IN
NET ASSETS FROM
OPERATIONS          ($6,224,930)        $39,791    ($9,146,117)     ($305,146)
($688,720)
                     ==========      ==========     ==========     ==========
==========

(A) Formerly known as MFS Variable Insurance Trust Growth with Income.



The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002

Franklin Templeton
                         American Century            Oppenheimer Variable
Variable Insurance
                     Variable Portfolios, Inc.            Account Funds
Products Trust
                       (unaffiliated issuer)         (unaffiliated issuer)
(unaffiliated issuer)
                     ------------------------       ------------------------   -------
--------------
                                                    Main Street
                       Income                         Growth &      Global
International
                      & Growth      Value              Income     Securities
Securities
                     Subaccount    Subaccount        Subaccount   Subaccount
Subaccount
                     ----------   -----------        ----------   ----------        --
--------
INVESTMENT INCOME
Dividend income          $5,862       $47,909           $18,705       $4,186
 $97,657


EXPENSES
Mortality and
 expense risk
 charge                   6,728        59,213            27,453       10,167
  56,662

Administration fee        1,614        14,540             6,672        2,445
  14,037
                     ----------   -----------        ----------   ----------        --
--------
                          8,342        73,753            34,125       12,612
  70,699
                     ----------   -----------        ----------   ----------        --
--------
NET INVESTMENT
INCOME (LOSS)            (2,480)      (25,844)          (15,420)      (8,426)
  26,958
                     ----------   -----------        ----------   ----------        --
--------
Realized loss
 on investments         (32,655)     (253,910)         (245,486)     (85,993)
(288,090)
Realized gain
 distributions              ---       309,986               ---          ---
     ---
                     ----------   -----------        ----------   ----------        --
--------
Net realized
 gain (loss)            (32,655)       56,076          (245,486)     (85,993)
(288,090)

Net unrealized
 appreciation
 (depreciation)
 of investments        (121,296)   (1,073,930)         (356,213)    (123,960)
(642,923)
                     ----------   -----------        ----------   ----------        --
--------
NET REALIZED AND
UNREALIZED LOSS
ON INVESTMENTS         (153,951)   (1,017,854)         (601,699)    (209,953)
(931,013)
                     ----------   -----------        ----------   ----------        --
--------
NET INCREASE
(DECREASE) IN
NET ASSETS FROM
OPERATIONS           ($156,431)   ($1,043,698)        ($617,119)   ($218,379)
($904,055)
                     ==========   ===========        ==========   ==========
==========

                  Neuberger Berman
                Advisers Management
                        Trust             Alger American Fund          Seligman
Portfolios, Inc.
               (unaffiliated issuer)     (unaffiliated issuer)
(unaffiliated issuer)
               ---------------------    ------------------------       ---------------
-----------
                       Income            Leveraged      MidCap         Communications
  Small-Cap
                      & Growth            AllCap        Growth         & Information
   Value
                     Subaccount         Subaccount    Subaccount         Subaccount
 Subaccount
                     ----------         ----------    ----------         ----------
 ----------
INVESTMENT INCOME
Dividend income          $9,277                 $8         $ ---              $ ---
      $ ---

EXPENSES
Mortality and
 expense risk
 charge                  18,725              1,070         2,758              3,983
     24,483

Administration  fee       4,576                261           680                947
      5,965
                     ----------         ----------    ----------         ----------
 ----------
                         23,301              1,331         3,438              4,930
     30,448
                     ----------         ----------    ----------         ----------
 ----------
NET INVESTMENT
INCOME (LOSS)           (14,024)            (1,323)       (3,438)            (4,930)
    (30,448)
                     ----------         ----------    ----------         ----------
 ----------
Realized loss
 on investments         (41,824)           (20,785)      (32,182)          (144,803)
    (72,011)
Realized gain
 distributions              ---                ---           ---                ---
     40,828
                     ----------         ----------    ----------         ----------
 ----------
Net realized
 gain (loss)            (41,824)           (20,785)      (32,182)          (144,803)
    (31,183)
                     ----------         ----------    ----------         ----------
 ----------
Net unrealized
 appreciation
 (depreciation)
 of investments        (568,967)           (22,703)      (74,515)           (48,965)
   (561,870)
                     ----------         ----------    ----------         ----------
 ----------

NET REALIZED AND
UNREALIZED LOSS
ON INVESTMENTS         (610,791)           (43,488)     (106,697)         (193,768)
   (593,053)
                     ----------         ----------    ----------         ----------
 ----------
NET INCREASE
(DECREASE) IN
NET ASSETS FROM
OPERATIONS            ($624,815)          ($44,811)    ($110,135)         ($198,698)
  ($623,501)
                     ==========         ==========    ==========         ==========
 ==========


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                    Summit Mutual Funds, Inc.
                                        Zenith Subaccount
                                     Year Ended December 31,
                                       2002           2001
                                   -----------    -----------
OPERATIONS
Net investment income (loss)         ($293,816)      $198,884
Net realized loss on investments      (442,946)      (726,808)
Net unrealized appreciation
 (depreciation) of investments     (12,007,049)     5,203,115
                                   -----------    -----------
Net increase (decrease)
 in net assets resulting
 from operations                   (12,743,811)     4,675,191
                                   -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments           2,972,166      2,518,560
Transfers between subaccounts
(including fixed account), net      (1,857,880)     1,895,174
Surrenders                          (4,609,484)    (5,487,648)
                                   -----------    -----------
Net withdrawals from
 equity transactions                (3,495,198)    (1,073,914)
                                   -----------    -----------

NET INCREASE (DECREASE)
 IN NET ASSETS                     (16,239,009)     3,601,277

NET ASSETS (Beginning of year)      52,258,315     48,657,038
                                   -----------    -----------
NET ASSETS (End of year)           $36,019,306    $52,258,315
                                   ===========    ===========


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                    Summit Mutual Funds, Inc.
                                    Balanced Index Subaccount

                                     Year Ended December 31,
                                       2002           2001
                                   -----------    -----------
OPERATIONS
Net investment income                 $270,032        $13,283
Net realized gain (loss)
 on investments                       (467,603)       245,117
Net unrealized depreciation
 of investments                     (1,340,208)    (1,034,250)
                                   -----------    -----------
Net decrease in net assets
 resulting from operations          (1,537,779)      (775,850)
                                   -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments             836,677      1,235,715
Transfers between subaccounts
(including fixed account), net        (152,863)      (337,682)
Surrenders                          (1,546,840)    (1,555,957)
                                   -----------    -----------
Net withdrawals from
 equity transactions                  (863,026)      (657,924)
                                   -----------    -----------

NET DECREASE IN NET ASSETS          (2,400,805)    (1,433,774)

NET ASSETS (Beginning of year)      12,547,872     13,981,646
                                   -----------    -----------
NET ASSETS (End of year)           $10,147,067     $12,547,872
                                   ===========    ===========



The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                   Summit Mutual Funds, Inc.
                                         Bond Subaccount

                                     Year Ended December 31,
                                       2002           2001
                                   -----------    -----------
OPERATIONS
Net investment income               $1,424,006       $796,840
Net realized loss on investments    (1,010,753)      (471,018)
Net unrealized appreciation
 of investments                        879,749        887,534
                                   -----------    -----------
Net increase in net assets
 resulting from operations           1,293,002      1,213,356
                                   -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments           4,244,351      2,680,392
Transfers between subaccounts
(including fixed account), net       3,812,026      4,360,643
Surrenders                          (3,919,775)    (2,912,168)
                                   -----------    -----------
Net proceeds from
 equity transactions                 4,136,602      4,128,867
                                   -----------    -----------

NET INCREASE IN NET ASSETS           5,429,604      5,342,223

NET ASSETS (Beginning of year)      27,290,900     21,948,677
                                   -----------    -----------
NET ASSETS (End of year)           $32,720,504    $27,290,900
                                   ===========    ===========



The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                   Summit Mutual Funds, Inc.
                                    S&P 500 Index Subaccount

                                     Year Ended December 31,
                                       2002           2001
                                   -----------    -----------
OPERATIONS
Net investment loss                  ($507,335)     ($495,709)
Net realized gain (loss)
 on investments                     (4,247,345)    16,023,110
Net unrealized depreciation
 of investments                    (12,535,657)   (29,038,460)
                                   -----------    -----------

Net decrease in net assets
 resulting from operations         (17,290,337)   (13,511,059)
                                   -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments           4,071,460      5,833,793
Transfers between subaccounts
(including fixed account), net      (6,890,861)    (9,184,859)
Surrenders                          (6,036,860)    (6,862,313)
                                   -----------    -----------

Net withdrawals from
 equity transactions                (8,856,261)   (10,213,379)
                                   -----------    -----------


NET DECREASE IN NET ASSETS         (26,146,598)   (23,724,438)

NET ASSETS (Beginning of year)      75,458,158     99,182,596
                                   -----------    -----------

NET ASSETS (End of year)           $49,311,560    $75,458,158
                                   -----------    -----------



The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                   Summit Mutual Funds, Inc.
                                S&P MidCap 400 Index Subaccount

                                     Year Ended December 31,
                                       2002           2001
                                   -----------    -----------
OPERATIONS
Net investment loss                  ($112,809)     ($102,963)
Net realized gain (loss)
 on investments                     (1,254,005)     1,919,566
Net unrealized depreciation
 of investments                     (1,624,434)    (2,041,885)
                                   -----------    -----------
Net decrease in net assets
 resulting from operations          (2,991,248)      (225,282)
                                   -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments           2,479,130      2,782,361
Transfers between subaccounts
(including fixed account), net       1,276,093      2,460,175
Surrenders                          (1,157,445)      (732,432)
                                   -----------    -----------
Net proceeds from
 equity transactions                 2,597,778      4,510,104
                                   -----------    -----------

NET INCREASE (DECREASE)
 IN NET ASSETS      (393,470)    4,284,822

NET ASSETS (Beginning of year)      13,544,579      9,259,757
                                   -----------    -----------
NET ASSETS (End of year)           $13,151,109    $13,544,579
                                   ===========    ===========



The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                 Summit Mutual Funds, Inc.
                         Russell 2000 Small Cap Index Subaccount

                                     Year Ended December 31,
                                       2002           2001
                                   -----------    -----------
OPERATIONS
Net investment loss                   ($54,315)      ($10,985)
Net realized loss on investments      (410,100)       (80,622)
Net unrealized appreciation
 (depreciation) of investments        (993,789)       122,617
                                   -----------    -----------
Net increase (decrease) in
 net assets resulting
 from operations                    (1,458,204)        31,010
                                   -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments          1,282,352       1,587,080
Transfers between subaccounts
 (including fixed account), net       640,779       1,790,042
Surrenders                           (393,406)       (187,983)
                                   -----------    -----------
Net proceeds from
 equity transactions                 1,529,725      3,189,139
                                   -----------    -----------

NET INCREASE IN NET ASSETS              71,521      3,220,149

NET ASSETS (Beginning of year)       4,482,965      1,262,816
                                   -----------    -----------
NET ASSETS (End of year)            $4,554,486     $4,482,965
                                   ===========    ===========


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                    Summit Mutual Funds, Inc.
                                   Nasdaq-100 Index Subaccount

                                     Year Ended December 31,
                                       2002           2001
                                   -----------    -----------
OPERATIONS
Net investment loss                   ($32,761)      ($34,910)
Net realized loss on investments    (1,819,300)      (625,734)
Net unrealized appreciation
 (depreciation) of investments         428,001       (442,110)
                                   -----------    -----------
Net decrease in net assets
 resulting from operations          (1,424,060)    (1,102,754)
                                   -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments             608,842      1,361,803
Transfers between subaccounts
(including fixed account), net        (139,885)       998,852
Surrenders                            (189,610)      (111,388)
                                   -----------    -----------
Net proceeds from
 equity transactions                   279,347      2,249,267
                                   -----------    -----------

NET INCREASE (DECREASE)
 IN NET ASSETS                      (1,144,713)     1,146,513

NET ASSETS (Beginning of year)       3,407,834      2,261,321
                                   -----------    -----------
NET ASSETS (End of year)            $2,263,121     $3,407,834
                                   -----------    -----------

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                    Scudder Variable Series I
                                     Money Market Subaccount

                                     Year Ended December 31,
                                       2002           2001
                                   -----------    -----------
OPERATIONS
Net investment income                  $55,088       $549,842
                                   -----------    -----------
Net increase in net assets
 resulting from operations              55,088        549,842
                                   -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments      14,979,143     16,955,950
Transfers between subaccounts
(including fixed account), net      (1,566,264)    11,656,562
Surrenders                         (27,097,172)   (16,541,051)
                                   -----------    -----------
Net proceeds (withdrawals)
 from equity transactions          (13,684,293)    12,071,461
                                   -----------    -----------

NET INCREASE (DECREASE
) IN NET ASSETS                    (13,629,205)    12,621,303

NET ASSETS (Beginning of year)      33,547,283     20,925,980
                                   -----------    -----------
NET ASSETS (End of year)           $19,918,078    $33,547,283
                                   ===========    ===========


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                    Scudder Variable Series I
                                    Capital Growth Subaccount

                                     Year Ended December 31,
                                       2002           2001
                                   -----------    -----------
OPERATIONS
Net investment income (loss)         ($356,102)    $7,776,035
Net realized gain (loss)
 on investments                     (4,699,004)     1,892,343
Net unrealized depreciation
 of investments                     (9,881,171)   (25,973,864)
                                   -----------    -----------
Net decrease in net assets
 resulting from operations         (14,936,277)   (16,305,486)
                                   -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments           1,634,180      2,855,187
Transfers between subaccounts
(including fixed account), net      (6,478,953)    (9,302,528)
Surrenders                          (4,600,229)    (5,411,860)
                                   -----------    -----------
Net withdrawals from
 equity transactions                (9,445,002)   (11,859,201)
                                   -----------    -----------

NET DECREASE IN NET ASSETS         (24,381,279)   (28,164,687)

NET ASSETS (Beginning of year)      53,678,128     81,842,815
                                   -----------    -----------
NET ASSETS (End of year)           $29,296,849    $53,678,128
                                   ===========    ===========



The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                   Scudder Variable Series I
                                    International Subaccount

                                     Year Ended December 31,
                                       2002           2001
                                   -----------    -----------
OPERATIONS
Net investment income (loss)         ($102,204)    $8,403,779
Net realized loss on investments    (1,722,533)    (4,903,563)
Net unrealized depreciation
 of investments                       (547,411)   (13,998,873)
                                   -----------    -----------
Net decrease in net assets
 resulting from operations          (2,372,148)   (10,498,657)
                                   -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments           4,068,972      6,594,704
Transfers between subaccounts
(including fixed account), net      (7,256,186)   (10,791,254)
Surrenders                          (2,220,468)    (2,929,739)
                                   -----------    -----------
Net withdrawals from
 equity transactions                (5,407,682)    (7,126,289)
                                   -----------    -----------

NET DECREASE IN NET ASSETS         (7,779,830)    (17,624,946)

NET ASSETS (Beginning of year)      24,119,112     41,744,058
                                   -----------    -----------
NET ASSETS (End of year)           $16,339,282    $24,119,112
                                   ===========    ===========




The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                               AIM Variable Insurance Fund, Inc.
                                Capital Appreciation Subaccount

                                     Year Ended December 31,
                                       2002           2001
                                   -----------    -----------
OPERATIONS
Net investment loss                  ($100,659)     ($139,749)
Net realized gain (loss)
 on investments                     (1,118,032)       482,788
Net unrealized depreciation
 of investments                     (1,220,603)    (3,738,715)
                                   -----------    -----------
Net decrease in net assets
 resulting from operations          (2,439,294)    (3,395,676)
                                   -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments             819,256      1,320,364
Transfers between subaccounts
(including fixed account), net      (1,333,334)      (979,311)
Surrenders                            (641,008)      (949,563)
                                   -----------    -----------
Net withdrawals from
 equity transactions                (1,155,086)      (608,510)
                                   -----------    -----------

NET DECREASE IN NET ASSETS          (3,594,380)    (4,004,186)

NET ASSETS (Beginning of year)      10,094,174     14,098,360
                                   -----------    -----------
NET ASSETS (End of year)           $ 6,499,794    $10,094,174
                                   ===========    ===========


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                               AIM Variable Insurance Fund, Inc.
                                       Growth Subaccount

                                     Year Ended December 31,
                                       2002           2001
                                   -----------    -----------
OPERATIONS
Net investment loss                   ($11,985)       ($9,173)
Net realized loss on investments      (556,932)      (121,975)
Net unrealized appreciation
 (depreciation) of investments         183,118       (255,406)
                                   -----------    -----------
Net decrease in net assets
 resulting from operations            (385,799)      (386,554)
                                   -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments             298,317        393,349
Transfers between subaccounts
(including fixed account), net          85,715        110,540
Surrenders                            (141,941)      (127,783)
                                   -----------    -----------
Net proceeds from
 equity transactions                   242,091        376,106
                                   -----------    -----------

NET DECREASE IN NET ASSETS            (143,708)       (10,448)

NET ASSETS (Beginning of year)         982,704        993,152
                                   -----------    -----------
NET ASSETS (End of year)              $838,996       $982,704
                                   ===========    ===========




The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                  MFS Variable Insurance Trust
                                   Investors Trust Subaccount

                                     Year Ended December 31,
                                       2002           2001
                                   -----------    -----------
OPERATIONS
Net investment loss                  ($162,943)     ($242,304)
Net realized gain (loss)
 on investments                     (1,499,320)       952,381
Net unrealized depreciation
 of investments                     (4,562,667)    (7,567,487)
                                   -----------    -----------
Net decrease in net assets
 resulting from operations          (6,224,930)    (6,857,410)
                                   -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments             865,874      1,766,380
Transfers between subaccounts
(including fixed account), net      (2,998,183)    (2,916,366)
Surrenders                          (2,471,702)    (3,113,210)
                                   -----------    -----------
Net withdrawals from
 equity transactions                (4,604,011)    (4,263,196)
                                   -----------    -----------

NET DECREASE IN NET ASSETS         (10,828,941)   (11,120,606)

NET ASSETS (Beginning of year)      30,078,981     41,199,587
                                   -----------    -----------
NET ASSETS (End of year)           $19,250,040    $30,078,981
                                   ===========    ===========



The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                  MFS Variable Insurance Trust
                                     High Income Subaccount

                                     Year Ended December 31,
                                       2002           2001
                                   -----------    -----------
OPERATIONS
Net investment income                 $385,507       $463,593
Net realized loss on investments      (633,314)      (367,249)
Net unrealized appreciation
 (depreciation) of investments         287,598        (65,116)
                                   -----------    -----------
Net increase in net assets
 resulting from operations              39,791         31,228
                                   -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments             620,223        848,287
Transfers between subaccounts
(including fixed account), net        (909,412)       (27,220)
Surrenders                            (843,305)      (633,854)
                                   -----------    -----------
Net proceeds (withdrawals)
 from equity transactions           (1,132,494)       187,213
                                   -----------    -----------

NET INCREASE (DECREASE)
 IN NET ASSETS                      (1,092,703)       218,441

NET ASSETS (Beginning of year)       6,697,557      6,479,116
                                   -----------    -----------
NET ASSETS (End of year)            $5,604,854     $6,697,557
                                   ===========    ===========


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                  MFS Variable Insurance Trust
                                   Emerging Growth Subaccount

                                     Year Ended December 31,
                                       2002           2001
                                   -----------    -----------
OPERATIONS
Net investment income (loss)         ($249,669)    $1,932,027
Net realized gain (loss)
 on investments                     (2,817,040)       371,597
Net unrealized depreciation
 of investments                     (6,079,408)   (19,227,016)
                                   -----------    -----------
Net decrease in net assets
 resulting from operations          (9,146,117)   (16,923,392)
                                   -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments           1,405,069      3,014,309
Transfers between subaccounts
(including fixed account), net      (3,845,466)    (5,567,854)
Surrenders                          (1,957,473)    (2,732,929)
                                   -----------    -----------
Net withdrawals from
 equity transactions                (4,397,870)    (5,286,474)
                                   -----------    -----------

NET DECREASE IN NET ASSETS         (13,543,987)   (22,209,866)

NET ASSETS (Beginning of year)      28,274,286     50,484,152
                                   -----------    -----------
NET ASSETS (End of year)           $14,730,299    $28,274,286
                                   -----------    -----------


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                  MFS Variable Insurance Trust
                                     Total Return Subaccount

                                     Year Ended December 31,
                                       2002           2001
                                   -----------    -----------
OPERATIONS
Net investment income                  $17,499        $20,569
Net realized gain on investments        28,444        103,116
Net unrealized depreciation
 of investments                       (351,089)      (142,548)
                                   -----------    -----------
Net decrease in net assets
 resulting from operations            (305,146)       (18,863)
                                   -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments             787,427        777,582
Transfers between subaccounts
(including fixed account), net         169,323      1,190,685
Surrenders                            (205,424)      (217,147)
                                   -----------    -----------
Net proceeds from
 equity transactions                   751,326      1,751,120
                                   -----------    -----------

NET INCREASE IN NET ASSETS             446,180      1,732,257

NET ASSETS (Beginning of year)       3,970,833      2,238,576
                                   -----------    -----------
NET ASSETS (End of year)            $4,417,013     $3,970,833
                                   -----------    -----------


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                  MFS Variable Insurance Trust
                                    New Discovery Subaccount

                                     Year Ended December 31,
                                       2002           2001
                                   -----------    -----------
OPERATIONS
Net investment loss                   ($21,665)      ($17,150)
Net realized gain (loss)
 on investments                       (189,350)        15,164
Net unrealized depreciation
 of investments                       (477,705)       (72,562)
                                   -----------    -----------
Net decrease in net assets
 resulting from operations            (688,720)       (74,548)
                                   -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments             546,482        360,622
Transfers between subaccounts
(including fixed account), net         168,816        362,709
Surrenders                            (120,170)       (69,284)
                                   -----------    -----------
Net proceeds from
 equity transactions                   595,128        654,047
                                   -----------    -----------

NET INCREASE (DECREASE)
 IN NET ASSETS                         (93,592)       579,499

NET ASSETS (Beginning of year)       1,799,773      1,220,274
                                   -----------    -----------
NET ASSETS (End of year)            $1,706,181     $1,799,773
                                   ===========    ===========



The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                       American Century Variable Portfolios, Inc.
                                   Income & Growth Subaccount

                                     Year Ended December 31,
                                       2002           2001
                                   -----------    -----------
OPERATIONS
Net investment loss                    ($2,480)       ($2,613)
Net realized loss on investments       (32,655)       (18,552)
Net unrealized depreciation
 of investments                       (121,296)       (17,425)
                                   -----------    -----------
Net decrease in net assets
 resulting from operations            (156,431)       (38,590)
                                   -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments             213,691        309,224
Transfers between subaccounts
(including fixed account), net          69,144         38,042
Surrenders                             (52,715)       (27,442)
                                   -----------    -----------
Net proceeds from
 equity transactions                   230,120        319,824
                                   -----------    -----------

NET INCREASE IN NET ASSETS              73,689        281,234

NET ASSETS (Beginning of year)         617,636        336,402
                                   -----------    -----------
NET ASSETS (End of year)              $691,325       $617,636
                                   ===========    ===========


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                      American Century Variable Portfolios, Inc.
                                        Value Subaccount

                                     Year Ended December 31,
                                       2002           2001
                                   -----------    -----------
OPERATIONS
Net investment loss                   ($25,844)      ($20,923)
Net realized gain on investments        56,076         45,269
Net unrealized appreciation
 (depreciation) of investments      (1,073,930)       250,773
                                   -----------    -----------
Net increase (decrease) in net
 assets resulting from operations   (1,043,698)       275,119
                                   -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments           1,373,504      1,108,492
Transfers between subaccounts
(including fixed account), net         630,592      3,303,443
Surrenders                            (803,415)      (146,094)
                                   -----------    -----------
Net proceeds from
 equity transactions                 1,200,681      4,265,841
                                   -----------    -----------

NET INCREASE IN NET ASSETS             156,983      4,540,960

NET ASSETS (Beginning of year)       5,056,133        515,173
                                   -----------    -----------
NET ASSETS (End of year)            $5,213,116     $5,056,133
                                   ===========    ===========



The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                          Oppenheimer Variable Account Funds
                       Main Street Growth & Income Subaccount

                                     Year Ended December 31,
                                       2002           2001
                                   -----------    -----------
OPERATIONS
Net investment loss                   ($15,420)      ($15,095)
Net realized loss on investments      (245,486)       (71,167)
Net unrealized depreciation
 of investments                       (356,213)      (108,735)
                                   -----------    -----------
Net decrease in net assets
 resulting from operations            (617,119)      (194,997)
                                   -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments             900,232        926,886
Transfers between subaccounts
(including fixed account), net         205,478        724,608
Surrenders                            (235,540)      (147,046)
                                   -----------    -----------
Net proceeds from
 equity transactions                   870,170      1,504,448
                                   -----------    -----------

NET INCREASE IN NET ASSETS             253,051      1,309,451

NET ASSETS (Beginning of year)       2,530,372      1,220,921
                                   -----------    -----------
NET ASSETS (End of year)           $ 2,783,423    $ 2,530,372
                                   ===========    ===========



The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                              Oppenheimer Variable Account Funds
                                  Global Securities Subaccount

                                     Year Ended December 31,
                                       2002           2001
                                   -----------    -----------
OPERATIONS
Net investment income (loss)           ($8,426)       $67,836
Net realized loss on investments       (85,993)       (29,393)
Net unrealized depreciation
 of investments                       (123,960)      (115,901)
                                   -----------    -----------
Net decrease in net assets
 resulting from operations            (218,379)       (77,458)
                                   -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments             340,991        345,293
Transfers between subaccounts
(including fixed account), net         275,290         40,943
Surrenders                            (108,219)       (40,788)
                                   -----------    -----------
Net proceeds from
 equity transactions                   508,062        345,448
                                   -----------    -----------

NET INCREASE IN NET ASSETS             289,683        267,990

NET ASSETS (Beginning of year)         763,621        495,631
                                   -----------    -----------
NET ASSETS (End of year)           $ 1,053,304    $   763,621
                                   ===========    ===========



The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                       Franklin Templeton
                               Variable Insurance Products Trust
                              International Securities Subaccount

                                      Year Ended December 31,
                                       2002           2001
                                   -----------    -----------
OPERATIONS
Net investment income                  $26,958     $1,468,950
Net realized loss on investments      (288,090)      (295,783)
Net unrealized depreciation
 of investments                       (642,923)    (2,336,120)
                                   -----------    -----------
Net decrease in net assets
 resulting from operations            (904,055)    (1,162,953)
                                   -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments           1,181,338        415,775
Transfers between subaccounts
(including fixed account), net         300,523       (389,740)
Surrenders                            (783,295)      (446,078)
                                   -----------    -----------
Net proceeds (withdrawals)
 from equity transactions              698,566       (420,043)
                                   -----------    -----------

NET DECREASE IN NET ASSETS            (205,489)    (1,582,996)

NET ASSETS (Beginning of year)       5,542,111      7,125,107
                                   -----------    -----------
NET ASSETS (End of year)            $5,336,622     $5,542,111
                                   ===========    ===========


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                       Neuberger Berman Advisers Management Trust
                                      Guardian Subaccount

                                     Year Ended December 31,
                                       2002           2001
                                   -----------    -----------
OPERATIONS
Net investment loss                   ($14,024)       ($9,090)
Net realized gain (loss)
 on investments                        (41,824)         9,782
Net unrealized depreciation
 of investments                       (568,967)       (36,931)
                                   -----------    -----------
Net decrease in net assets
 resulting from operations            (624,815)       (36,239)
                                   -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments           1,142,232        737,942
Transfers between subaccounts
(including fixed account), net         363,860        278,647
Surrenders                            (163,035)       (87,163)
                                   -----------    -----------
Net proceeds from
 equity transactions                 1,343,057        929,426
                                   -----------    -----------

NET INCREASE IN NET ASSETS             718,242        893,187

NET ASSETS (Beginning of year)       1,366,861        473,674
                                   -----------    -----------
NET ASSETS (End of year)            $2,085,103     $1,366,861
                                   ===========    ===========



The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                                      Alger American Fund
                                  Leveraged AllCap Subaccount

                                   Period Ended December 31,
                                       2002         2001(A)
                                   -----------    -----------
OPERATIONS
Net investment income (loss)           ($1,323)          $292
Net realized loss on investments       (20,785)        (3,033)
Net unrealized depreciation
 of investments                        (22,703)        (1,183)
                                      --------       --------
Net decrease in net assets
 resulting from operations             (44,811)        (3,924)
                                      --------       --------

EQUITY TRANSACTIONS
Contract purchase payments             143,603         30,736
Transfers between subaccounts
(including fixed account), net           8,900         37,802
Surrenders                              (4,467)        (3,481)
                                      --------       --------
Net proceeds from
 equity transactions                   148,036         65,057
                                      --------       --------

NET INCREASE IN NET ASSETS             103,225         61,133

NET ASSETS (Beginning of year)          61,133            ---
                                      --------       --------
NET ASSETS (End of year)              $164,358        $61,133
                                      ========       ========


(A)  Period from May 1, 2001 to December 31, 2001.


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                                      Alger American Fund
                                   MidCap Growth Subaccount

                                   Period Ended December 31,
                                       2002         2001(A)
                                   -----------    -----------
OPERATIONS
Net investment loss                    ($3,438)         ($773)
Net realized loss on investments       (32,182)        (1,968)
Net unrealized appreciation
 (depreciation) of investments         (74,515)        11,447
                                      --------       --------
Net increase (decrease)
 in net assets resulting
 from operations                      (110,135)         8,706
                                      --------       --------

EQUITY TRANSACTIONS
Contract purchase payments             207,904         68,612
Transfers between subaccounts
(including fixed account), net          81,875        122,944
Surrenders                             (34,455)          (906)
                                      --------       --------
Net proceeds from
 equity transactions                   255,324        190,650
                                      --------       --------

NET INCREASE IN NET ASSETS             145,189        199,356

NET ASSETS (Beginning of year)         199,356            ---
                                      --------       --------
NET ASSETS (End of year)              $344,545       $199,356
                                      ========       ========


(A)  Period from May 1, 2001 to December 31, 2001.


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                                      Seligman Portfolios, Inc.
                        Communications & Information Subaccount

                                    Period Ended December 31,
                                       2002         2001(A)
                                   -----------    -----------
OPERATIONS
Net investment loss                    ($4,930)       ($1,624)
Net realized gain (loss)
 on investments                       (144,803)        56,145
Net unrealized depreciation
 of investments                        (48,965)       (42,977)
                                      --------       --------
Net increase (decrease)
 in net assets resulting
 from operations                      (198,698)        11,544
                                      --------       --------

EQUITY TRANSACTIONS
Contract purchase payments              81,384        165,609
Transfers between subaccounts
(including fixed account), net          87,411        248,925
Surrenders                             (25,535)        (4,766)
                                      --------       --------
Net proceeds from
 equity transactions                   143,260        409,768
                                      --------       --------

NET INCREASE (DECREASE)
 IN NET ASSETS                         (55,438)       421,312

NET ASSETS (Beginning of year)         421,312            ---
                                      --------       --------
NET ASSETS (End of year)              $365,874       $421,312
                                      ========       ========


(A)  Period from May 1, 2001 to December 31, 2001.


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                                    Seligman Portfolios, Inc
                                   Small-Cap Value Subaccount

                                    Period Ended December 31,
                                       2002         2001(A)
                                   -----------    -----------
OPERATIONS
Net investment loss                   ($30,448)      ($4,183)
Net realized gain (loss)
 on investments                        (31,183)        4,754
Net unrealized appreciation
 (depreciation) of investments        (561,870)       109,317
                                   -----------    -----------
Net increase (decrease)
 in net assets resulting
 from operations                      (623,501)       109,888
                                   -----------    -----------

EQUITY TRANSACTIONS
Contract purchase payments           1,156,165        420,723
Transfers between subaccounts
(including fixed account), net       1,475,885        767,205
Surrenders                            (310,623)        (5,333)
                                   -----------    -----------
Net proceeds from
 equity transactions                 2,321,427      1,182,595
                                   -----------    -----------

NET INCREASE IN NET ASSETS           1,697,926      1,292,483

NET ASSETS (Beginning of year)       1,292,483            ---
                                   -----------    -----------
NET ASSETS (End of year)            $2,990,409     $1,292,483
                                   ===========    ===========


(A)  Period from May 1, 2001 to December 31, 2001.


The accompanying notes are an integral part of the financial statements.

31


                    CARILLON ACCOUNT
              NOTES TO FINANCIAL STATEMENTS

December 31, 2002

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Carillon Account of The Union Central Life Insurance Company (the Account) is a separate account registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on February 6, 1984 by resolution of the Board of Directors of The Union Central Life Insurance Company (Union Central) and commenced operations on June 7, 1985. The Account is comprised of twenty-seven subaccounts, each of which invests in a corresponding Portfolio of Summit Mutual Funds, Inc. , Scudder Variable Series I, AIM Variable Insurance Fund, Inc., MFS Variable Insurance Trust, American Century Variable Portfolios, Inc., Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, Neuberger Berman Advisers Management Trust, Alger American Fund, or Seligman Portfolios, Inc. (the Funds). The Funds are no-load, diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended. The shares of Summit Mutual Funds, Inc. are sold to Union Central and its separate accounts and to other unaffiliated insurance companies to fund the benefits under certain variable life policies and variable annuity contracts. Carillon Investments, Inc., a broker-dealer registered under the Securities Exchange Act of 1934 and a wholly owned subsidiary of Union Central, serves as the distributor of variable life policies and variable annuity contracts issued by Summit Mutual Funds, Inc. The shares of Scudder Variable Series I, AIM Variable Insurance Funds, Inc., MFS Variable Insurance Trust, American Century Variable Portfolios, Inc., Oppenheimer Variable Account Fund, Franklin Templeton Variable Insurance Products Trust, Neuberger Berman Advisers Management Trust, Alger American Fund, and Seligman Portfolios, Inc. are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts. Scudder Investor Services, Inc., a wholly owned subsidiary of Zurich Scudder Investments, Inc., serves as distributor of variable life insurance policies and variable annuity contracts issued by Scudder Variable Series I. AIM Distributors, Inc. is the distributor of the shares issued by AIM Variable Insurance Fund, Inc. MFS Fund Distributors, Inc., a wholly owned subsidiary of Massachusetts Financial Services Company, is the distributor of the shares issued by the MFS Variable Insurance Trust. Franklin Templeton Distributors, Inc. serves as the distributor of variable annuity and variable life insurance contracts issued by Franklin Templeton Variable Insurance Products Trust. American Century Investment Services, Inc. is the distributor of the shares issued by American Century Variable Portfolios, Inc. Neuberger Berman Management, Inc. is the distributor of the shares issued by Neuberger Berman Advisers Management Trust. Oppenheimer Funds Distributor, Inc. is the distributor of the shares issued by Oppenheimer Variable Account Funds. Fred Alger & Company, Incorporated is the distributor of the shares issued by Alger American Fund. Seligman Advisors, Inc. is the distributor of the shares issued by Seligman Portfolios, Inc.

On May 1, 2001, the Account began operations in the Alger
American Fund's Leveraged AllCap Portfolio and MidCap Growth
Portfolio and the Seligman Portfolios, Inc.'s Communications and
Information Portfolio and Small-Cap Value Portfolio.

The assets of the Account are segregated from the other assets of Union Central, and the investment performance of the Account is independent of the investment performance of both Union Central=s general assets and other separate accounts.

Investment valuation - Assets of the Account are invested in shares of the Funds at the net asset value of the Funds= shares.
 Investments in the Funds= shares are subsequently valued at the net asset value of the Funds= shares held.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities transactions and investment income - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed), and dividend income is recorded on the ex-dividend date. Gains and losses on sales of the Funds= shares are calculated on the first-in, first-out basis for financial reporting and tax purposes. All dividends and distributions from the Subaccount are reinvested in additional shares of the respective Subaccount at the net asset value per share.

Federal income taxes - The operations of the Account form a part of and are taxed with the operations of Union Central. Union Central is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes has been made in these financial statements.

Reclassification - Previously reported amounts for 2001 have in some instances been reclassified to conform to the 2002 presentation.

NOTE 2 - PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:

                                          Purchases       Sales
SUMMIT MUTUAL FUNDS, INC.
Zenith Subaccount                         $6,144,352    $6,901,208
Balanced Index Subaccount                 $1,232,378    $1,825,286
Bond Subaccount                          $11,802,204    $6,243,038
S&P 500 Index Subaccount                  $2,979,658   $12,113,199
S&P MidCap 400 Index Subaccount           $5,878,430    $3,343,159
Russell 2000 Small Cap Index Subaccount   $3,143,732    $1,617,975
Nasdaq-100 Index Subaccount               $1,599,902    $1,353,327


SCUDDER VARIABLE SERIES I
Money Market Subaccount                 $410,257,571  $423,894,011
Capital Growth Subaccount                 $1,104,076   $10,906,538
International Subaccount                $368,991,049  $374,509,470

VARIABLE INSURANCE FUND, INC.
Capital Appreciation Subaccount             $577,083    $1,832,908
Growth Subaccount                           $694,485      $464,351

MFS VARIABLE INSURANCE TRUS
Investors Trust Subaccount                  $641,430    $5,409,582
High Income Subaccount                    $1,288,263    $2,036,452
Emerging Growth Subaccount                  $460,588    $5,108,903
Total Return Subaccount                   $1,884,589    $1,059,588
New Discovery Subaccount                    $946,676      $373,136
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
Income & Growth Subaccount                  $342,031      $114,422
Value Subaccount                          $3,568,652    $2,082,577

OPPENHEIMER VARIABLE ACCOUNT FUND
Main Street Growth & Income Subaccount    $1,485,801      $633,113
Global Securities Subaccount              $2,779,827    $2,280,251

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
International Securities Subaccount      $22,622,878   $21,897,478

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Guardian Subaccount                       $1,532,012      $202,945

ALGER AMERICAN FUND
Leveraged AllCap Subaccount                 $208,696       $61,993
MidCap Growth Subaccount                    $373,859      $121,925

SELIGMAN PORTFOLIOS, INC.
Communications & Information Subaccount     $348,574      $210,226
Small-Cap Value Subaccount                $3,686,782    $1,354,595


NOTE 3 - INVESTMENT IN AFFILIATED AND NON-AFFILIATED FUNDS

The subaccount of the Account held the following investment in the corresponding Portfolios of Summit Mutual Funds, Inc., Scudder Variable Series I, AIM Variable Insurance Fund, Inc., MFS Variable Insurance Trust, American Century Variable Portfolios, Inc., Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, Neuberger Berman Advisers Management Trust, Alger American Fund, and Seligman Portfolios, Inc. as of December 31, 2002:

                                     Summit Mutual Funds, Inc.
                   --------------------------------------------------------------
                                 Balanced                  S&P 500     S&P MidCap
                     Zenith       Index         Bond        Index      400 Index
                   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                   ----------   ----------   ----------   ----------   ----------
Net asset value
 per share             $59.67       $37.50       $47.93       $57.82       $39.29
Number of shares      603,694      270,560      682,551      852,856      334,743


                   Summit Mutual Funds, Inc.          Scudder Variable Series I
                ---------------------------      -------------------------------------
                  Russell 2000  Nasdaq-100         Money      Capital
                Small Cap Index   Index            Market      Growth     International
                   Subaccount   Subaccount       Subaccount   Subaccount   Subaccount
                   ----------   ----------       ----------   ----------   ----------
Net asset value
 per share             $37.52       $13.94            $1.00       $11.55        $6.52
Number of shares      121,382      162,347       19,908,906    2,536,887    2,506,286


                                    MFS Variable Insurance Trust
                   --------------------------------------------------------------
                   Investors       High       Emerging      Total        New
                      Trust       Income       Growth       Return     Discovery
                   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                   ----------   ----------   ----------   ----------   ----------
Net asset value
 per share             $13.47        $8.82       $11.91       $17.14       $10.44
Number of shares    1,429,144      635,144    1,237,029      257,687      163,426


                     Neuberger Berman
                        AIM Variable              American Century        Advisers Management
                    Insurance Fund, Inc.      Variable Portfolios, Inc.        Trust
                 -----------------------      ------------------------    -------------------
                   Capital                        Income
                 Appreciation   Growth          & Growth     Value           Guardian
                  Subaccount  Subaccount       Subaccount  Subaccount        Subaccount
                  ----------  ----------       ----------  ----------        ----------
Net asset value
 per share            $16.43      $11.30            $5.16       $6.12            $10.70
Number of shares     395,633      74,247          133,964     851,801           194,874

                                           Franklin Templeton
                      Oppenheimer          Variable Insurance
                Variable Account Funds       Products Trust      Alger American Fund
             --------------------------    ------------------    ----------------------
                Main Street    Global        International       Leveraged     MidCap
             Growth & Income Securities        Securities          AllCap      Growth
                 Subaccount  Subaccount        Subaccount        Subaccount  Subaccount
                 ----------  ----------        ----------        ----------  ----------
Net asset value
 per share           $15.32      $17.70             $9.42            $20.85      $12.45
Number of shares    181,673      59,504           566,566             7,883      27,678


                          Seligman Portfolios, Inc.
                          -------------------------
                          Communications  Small-Cap
                          & Information    Value
                            Subaccount   Subaccount
                            ----------   ----------
Net asset value
 per share                       $7.99       $10.85
Number of shares                45,793      275,639


NOTE 4 - ACCOUNT CHARGE

Mortality and expense risk charge - A mortality and expense risk charge for Union Central at an annual rate of 1.0% for Variable Annuity Class 1 and 1.2% for Variable Annuity Class 2 of the net assets of the Account is determined daily. The charge may be increased or decreased by Union Central=s Board of Directors but cannot exceed a 1.7% annual rate. The mortality risk results from a provision in the contract in which Union Central agrees to make annuity payments in accordance with the annuity tables, regardless of how long a particular annuitant or other payee lives. The expense risk assumed by Union Central is the risk that deductions for administration fees and surrender charges will be insufficient to cover actual administrative and distribution expenses.

Administrative fee - An administrative fee for Union Central, at an annual rate of 0.25% of the net assets of the Account, is determined daily. This fee is intended to defray expenses incurred by Union Central in connection with premium billing and collection, record keeping, processing death benefit claims, cash surrenders and contract changes, calculating accumulation unit values, reporting and other communications to contract owners, and other similar expenses and overhead costs.

NOTE 5- RELATED PARTY TRANSACTIONS

Investment advisory fees - Summit Mutual Funds, Inc. pays investment advisory fees to Summit Investment Partners, Inc. (the Adviser), under terms of an Investment Advisory Agreement (the Agreement). The Adviser is a wholly-owned subsidiary of Union Central. Certain officers and directors of the Adviser are affiliated with Summit Mutual Funds, Inc. Summit Mutual Funds, Inc. pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Portfolio on a daily basis, at an annual rate, as follows:

  (a) for the Zenith Portfolio - .64% of the current net asset value.

  (b) for the Bond Portfolio - .47% of the current net asset value.

  (c) for the S&P 500 Index Portfolio - .30% of the current net asset value.

  (d) for the S&P MidCap 400 Index Portfolio - .30% of the current net asset value.

  (e) for the Balanced Index Portfolio - .30% of the current net asset value.

  (f) for the Nasdaq-100 Index Portfolio - .35% of the current net asset value.

  (g) for the Russell 2000 Small Cap Index Portfolio - .35% of the current net asset value.

The Agreement provides that if the total operating expenses of the Zenith or Bond Portfolios, exclusive of advisory fees and certain other expenses, for any fiscal quarter exceed an annual rate of 1% of the average daily net assets of the respective Portfolios, the Adviser will reimburse the Portfolio for such excess, up to the amount of the advisory fee for that year. The Adviser has agreed to pay other expenses of the S&P 500 Index Portfolio, the S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, and the Nasdaq-100 Index Portfolio, other than the advisory fee for these Portfolios, to the extent that such expenses exceed 0.30% of their average annual net assets. The Adviser will pay any expenses of the Russell 2000 Small Cap Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.40% of that Portfolio's average annual net asset.

Administration fees - Summit Mutual Funds, Inc. pays the Adviser to perform certain administration services. Summit Mutual Funds, Inc. shall pay the Adviser as full compensation for all facilities and services furnished a fee computed separately for each portfolio of Summit Mutual Funds, Inc. at an annual rate ..10% of each portfolio's average annual net assets. The Adviser agreed to waive for a one year period ending November 9, 2002, (which cannot be amended or terminated) .05% of the administration fee related to the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Small Cap, Nasdaq-100 Index and Balanced Index Portfolios. In addition, the Advisor has agreed to waive administration fees for the Bond Portfolio, as long as that Portfolio's total expense ratio exceeds .75%.

Waivers and Reimbursements - For the period ended
December 31, 2002, the Adviser waived the Bond
Portfolio $26,959, S&P 500 Index Portfolio $33,979, S&P
MidCap 400 Index Portfolio $10,125, Balanced Index
Portfolio $5,059, Nasdaq-100 Index Portfolio $4,804,
Russell 2000 Small Cap Index Portfolio $7,279, and the
Adviser reimbursed fees for the S&P MidCap 400 Index
Portfolio $39,337, Balanced Index Portfolio $52,964,
Nasdaq-100 Index Portfolio $46,364, and the Russell
2000 Small Cap Index Portfolio $88,708.

NOTE 6 - CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2002 were as follows:

                               Summit Mutual Funds, Inc.
                         -------------------------------------
                                       Balanced
                           Zenith       Index          Bond
                         Subaccount   Subaccount    Subaccount
                         ----------   ----------   -----------
                            2002         2002          2002
Units Issued              95,989.31    97,771.48    437,625.49
Units Redeemed           164,932.03   198,025.05    257,264.40
Net Increase (Decrease)  (68,942.72) (100,253.57)   180,361.09


                                Summit Mutual Funds, Inc.
                          -------------------------------------
                                                   Russell 2000
                           S&P 500     S&P MidCap   Small Cap
                            Index      400 Index      Index
                          Subaccount   Subaccount   Subaccount
                          ----------   ----------   ----------
                             2002         2002         2002
Units Issued              222,188.56   491,229.19   354,343.82
Units Redeemed            830,949.08   316,212.11   211,866.52
Net Increase (Decrease)  (608,760.52)  175,017.08   142,477.30


                        Summit
                  Mutual Funds, Inc.   Scudder Variable Series I
                   -----------------   -------------------------
                       Nasdaq-100        Money         Capital
                          Index          Market         Growth
                       Subaccount      Subaccount     Subaccount
                       ----------      ----------     ----------
                          2002             2002         2002
Units Issued           562,206.79    38,631,851.49   128,954.36
Units Redeemed         498,550.49    39,760,325.29   585,368.99
Net Increase (Decrease) 63,656.30    (1,128,473.80) (456,414.63)


                          Scudder
                       Variable Life         AIM Variable
                      Insurance Fund      Insurance Fund, Inc.
                      --------------    ------------------------
                                           Capital
                       International    Appreciation    Growth
                         Subaccount      Subaccount   Subaccount
                       -------------     ----------   ----------
                             2002           2002         2002
Units Issued           64,894,765.75      81,032.91   170,354.36
Units Redeemed         65,125,637.53     234,930.76   119,155.60
Net Increase (Decrease)  (230,871.78)   (153,897.85)   51,198.76



                              MFS Variable Insurance Trust
                        ---------------------------------------
                         Investors        High        Emerging
                           Trust         Income        Growth
                         Subaccount    Subaccount    Subaccount
                         ----------    ----------    ----------
                            2002          2002         2002
Units Issued              39,033.55     75,840.65     52,782.54
Units Redeemed           390,542.62    180,124.58    449,759.05
Net Increase (Decrease) (351,509.07)  (104,283.93)  (396,976.51)




                                                   American Century
                             MFS Variable             Variable
                            Insurance Trust        Portfolios, Inc.
                         ----------------------    ----------------
                           Total        New            Income
                           Return    Discovery        & Growth
                         Subaccount  Subaccount      Subaccount
                         ----------  ----------      ----------
                            2002        2002           2002
Units Issued             167,131.47  134,497.71      45,433.97
Units Redeemed            99,818.63   53,077.73      14,800.64
Net Increase (Decrease)   67,312.84   81,419.98      30,633.33

                      American Century
                        Variable              Oppenheimer
                      Portfolios, Inc.   Variable Account Funds
                      ----------------   ----------------------
                                         Main Street
                                           Growth       Global
                           Value          & Income    Securities
                         Subaccount       Subaccount  Subaccount
                         ----------       ----------  ----------
                            2002             2002        2002
Units Issued             249,767.84       206,149.18  412,531.68
Units Redeemed           176,235.37        89,165.16  339,837.00
Net Increase (Decrease)   73,532.47       116,984.02   72,694.68


                       Templeton    Neuberger Berman
                       Variable         Advisers        Alger
                       Insurance       Management      American
                     Products Trust      Trust           Fund
                     --------------  ---------------  ----------
                      International                   Leveraged
                        Securities       Guardian       AllCap
                        Subaccount      Subaccount    Subaccount

                             2002          2002         2002
Units Issued            3,284,221.34    183,751.49    28,782.66
Units Redeemed          3,183,810.73     22,719.01     8,154.28
Net Increase (Decrease)   100,410.61    161,032.48    20,628.38


                 Alger American fund   Seligman Portfolios, Inc.
                 -------------------  --------------------------
                          MidCap      Communications  Small-Cap
                          Growth      & Information    Value
                        Subaccount     Subaccount    Subaccount
                        ----------     ----------    ----------
                           2002           2002          2002
Units Issued             47,334.92      52,263.46    317,640.99
Units Redeemed           16,778.62      34,660.99    127,087.09
Net Increase (Decrease)  30,556.30      17,602.47    190,553.90


NOTE 7 - SELECTED PER UNIT DATA

Below is a summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds for the period ended
December 31, 2002 and 2001.

                                                 2002         2001
                                                 ----         ----
SUMMIT MUTUAL FUNDS, INC.

ZENITH SUBACCOUNT
Accumulation unit value-class 1                  $41.87       $55.13
Prior year accumulation unit value-class 1       $55.13       $50.18
Number of accumulation units outstanding,
 end of period-class 1                       840,714.42   933,411.56
Change in number of units - class 1         (92,697.14)  (29,076.01)
Total net assets-class 1                     35,203,454   51,460,678
Payout unit value-class 1                        $41.87       $55.13
Prior year payout unit value-class 1             $55.13       $50.18
Number of payout units outstanding,
 end of period-class 1                         5,689.80     6,146.92
Change in number of units - payout             (457.12)     (618.70)
Total net assets-payout                         238,250      338,891
Expense as a percentage of
 average net assets-class 1                       1.25%        1.25%
Total return-class 1                            -24.05%        9.86%
Accumulation unit value-class 2                   $9.49       $12.52
Prior year accumulation unit value-class 2       $12.52       $11.42
Number of accumulation units outstanding,
 end of period-class 2                        60,838.02    36,626.49
Change in number of units - class 2           24,211.53    35,022.29
Total net assets-class 2                        577,602      458,746
Expense as a percentage of
 average net assets-class 2                       1.45%        1.45%
Total return-class 2                            -24.20%        9.66%
Investment income as a percentage
 of average net assets(3)                         0.61%        1.63%

BALANCED INDEX SUBACCOUNT
Accumulation unit value-class 1                   $8.43        $9.62
Prior year accumulation unit value-class 1        $9.62       $10.18
Number of accumulation units outstanding,
 end of period-class 1                     1,167,082.96 1,274,744.86
Change in number of units - class 1        (107,661.90)  (88,318.29)
Total net assets-class 1                      9,836,152   12,259,833
Expense as a percentage of
 average net assets-class1                        1.25%        1.25%
Total return-class 1                            -12.37%       -5.56%
Accumulation unit value-class 2                   $7.97        $9.11
Prior year accumulation unit value-class 2        $9.11        $9.67
Number of accumulation units outstanding,
 end of period-class 2                        39,028.91    31,620.58
Change in number of units - class 2            7,408.34    21,194.39
Total net assets-class 2                        310,915      288,039
Expense as a percentage of
 average net assets-class 2                       1.45%        1.45%
Total return-class 2                            -12.55%       -5.76%
Investment income as a percentage
 of average net assets(3)                         3.61%        1.32%

BOND SUBACCOUNT
Accumulation unit value-class 1                  $33.11       $31.71
Prior year accumulation unit value-class 1       $31.71       $30.05
Number of accumulation units outstanding,
 end of period-class 1                       925,826.28   826,083.48
Change in number of units - class 1           99,742.80   103,681.82
Total net assets-class 1                     30,656,497   26,194,149
Expense as a percentage of
 average net assets-class1                        1.25%        1.25%
Total return-class 1                              4.43%        5.51%
Accumulation unit value-class 2                  $11.42       $10.96
Prior year accumulation unit value-class 2       $10.96       $10.41
Number of accumulation units outstanding,
 end of period-class 2                       180,666.70   100,048.41
Change in number of units - class 2           80,618.29    77,182.92
Total net assets-class 2                      2,064,007    1,096,751
Expense as a percentage of
 average net assets-class 2                       1.45%        1.45%
Total return-class 2                              4.22%        5.28%
Investment income as a percentage
 of average net assets(3)                         5.99%        4.48%


                                                 2002         2001
                                                 ----         ----
SUMMIT MUTUAL FUNDS, INC.

S&P 500 INDEX SUBACCOUNT
Accumulation unit value-class 1                  $13.32       $17.41
Prior year accumulation unit value-class 1       $17.41       $20.12
Number of accumulation units outstanding,
 end of period-class 1                     3,647,640.38 4,297,887.68
Change in number of units - class 1        (650,247.30) (616,448.48)
Total net assets-class 1                     48,582,704   74,826,869
Payout unit value-class 1                        $13.32       $17.41
Prior year payout unit value-class 1             $17.41          ---
Number of payout units outstanding,
 end of period-class 1                           366.95       458.23
Change in number of units - payout              (91.28)       458.23
Total net assets-payout                           4,887        7,978
Expense as a percentage of
 average net assets-class1                        1.25%        1.25%
Total return-class 1                            -23.50%      -13.47%
Accumulation unit value-class 2                   $5.97        $7.82
Prior year accumulation unit value-class 2        $7.82        $9.05
Number of accumulation units outstanding,
 end of period-class 2                       121,311.37    79,733.30
Change in number of units - class 2           41,578.07    46,426.10
Total net assets-class 2                        723,969      623,311
Expense as a percentage of
 average net assets-class 2                       1.45%        1.45%
Total return-class 2                            -23.66%      -13.65%
Investment income as a percentage
 of average net assets(3)                         0.41%        0.65%

S&P MIDCAP 400 INDEX SUBACCOUNT
Accumulation unit value-class 1                  $10.32       $12.31
Prior year accumulation unit value-class 1       $12.31       $12.62
Number of accumulation units outstanding,
 end of period-class 1                     1,203,214.08 1,030,615.76
Change in number of units - class 1          172,598.32   324,504.90
Total net assets-class 1                     12,415,846   12,690,601
Expense as a percentage of
 average net assets-class1                        1.25%        1.25%
Total return-class 1                            -16.20%       -2.39%
Accumulation unit value-class 2                   $8.68       $10.38
Prior year accumulation unit value-class 2       $10.38       $10.65
Number of accumulation units outstanding,
 end of period-class 2                        84,709.63    82,290.84
Change in number of units - class 2            2,418.79    49,280.42
Total net assets-class 2                        735,263      853,978
Expense as a percentage of
 average net assets-class 2                       1.45%        1.45%
Total return-class 2                            -16.36%       -2.58%
Investment income as a percentage
 of average net assets(3)                         0.53%        0.38%

RUSSELL 2000 SMALL CAP INDEX SUBACCOUNT
Accumulation unit value-class 1                   $7.46        $9.56
Prior year accumulation unit value-class 1        $9.56        $9.54
Number of accumulation units outstanding,
 end of period-class 1                       549,744.05   419,734.10
Change in number of units - class 1          130,009.95   297,427.87
Total net assets-class 1                      4,099,387    4,014,219
Expense as a percentage of
 average net assets-class1                        1.25%        1.25%
Total return-class 1                            -22.03%        0.29%
Accumulation unit value-class 2                   $7.29        $9.37
Prior year accumulation unit value-class 2        $9.37        $9.36
Number of accumulation units outstanding,
 end of period-class 2                        62,448.36    50,049.63
Change in number of units - class 2           12,398.73    39,743.95
Total net assets-class 2                        455,099      468,746
Expense as a percentage of
 average net assets-class 2                       1.45%        1.45%
Total return-class 2                            -22.19%        0.08%
Investment income as a percentage
 of average net assets(3)                         0.21%        0.89%


                                                 2002         2001
                                                 ----         ----
SUMMIT MUTUAL FUNDS, INC.

NASDAQ-100 INDEX SUBACCOUNT
Accumulation unit value-class 1                   $2.51        $4.06
Prior year accumulation unit value-class 1        $4.06        $6.15
Number of accumulation units outstanding,
 end of period-class 1                       802,204.94   756,789.81
Change in number of units - class 1           45,415.12   413,971.44
Total net assets-class 1                      2,010,590    3,072,181
Expense as a percentage of
 average net assets-class1                        1.25%        1.25%
Total return-class 1                            -38.26%      -33.96%
Accumulation unit value-class 2                   $2.51        $4.07
Prior year accumulation unit value-class 2        $4.07        $6.17
Number of accumulation units outstanding,
 end of period-class 2                       100,772.14    82,530.96
Change in number of units - class 2           18,241.18    57,588.46
Total net assets-class 2                        252,531      335,653
Expense as a percentage of
 average net assets-class 2                       1.45%        1.45%
Total return-class 2                            -38.38%      -34.09%
Investment income as a percentage
 of average net assets(3)                           ---          ---

SCUDDER VARIABLE SERIES I

MONEY MARKET SUBACCOUNT
Accumulation unit value-class 1                  $19.35       $19.29
Prior year accumulation unit value-class 1       $19.29       $18.80
Number of accumulation units outstanding,
 end of period-class 1                       931,729.76 1,140,681.85
Change in number of units - class 1        (208,952.10)    90,034.42
Total net assets-class 1                     18,025,188   22,007,619
Expense as a percentage of
 average net assets-class1                        1.25%        1.25%
Total return-class 1                              0.24%        2.61%
Accumulation unit value-class 2                  $10.49       $10.49
Prior year accumulation unit value-class 2       $10.49       $10.24
Number of accumulation units outstanding,
 end of period-class 2                       180,389.51 1,099,911.22
Change in number of units - class 2        (919,521.71)   985,450.93
Total net assets-class 2                      1,892,890   11,539,664
Expense as a percentage of
 average net assets-class 2                       1.45%        1.45%
Total return-class 2                              0.02%        2.41%
Investment income as a percentage
 of average net assets(3)                         1.59%        3.21%

CAPITAL GROWTH SUBACCOUNT
Accumulation unit value-class 1                  $18.36       $26.25
Prior year accumulation unit value-class 1       $26.25       $32.96
Number of accumulation units outstanding,
 end of period-class 1                     1,588,747.29 2,035,301.14
Change in number of units - class 1        (446,553.85) (443,221.69)
Total net assets-class 1                     29,169,845   53,428,344
Expense as a percentage of
 average net assets-class1                        1.25%        1.25%
Total return-class 1                            -30.06%      -20.36%
Accumulation unit value-class 2                   $4.80        $6.88
Prior year accumulation unit value-class 2        $6.88        $8.65
Number of accumulation units outstanding,
 end of period-class 2                        26,454.62    36,315.39
Change in number of units - class 2          (9,860.77)    18,993.38
Total net assets-class 2                        127,004      249,784
Expense as a percentage of
 average net assets-class 2                       1.45%        1.45%
Total return-class 2                            -30.20%      -20.51%
Investment income as a percentage
 of average net assets(3)                         0.34%       12.64%

40

                                                 2002         2001
                                                 ----         ----
SCUDDER VARIABLE SERIES I

INTERNATIONAL SUBACCOUNT
Accumulation unit value-class 1                  $13.12       $16.27
Prior year accumulation unit value-class 1       $16.27       $23.82
Number of accumulation units outstanding,
 end of period-class 1                     1,226,695.97 1,467,192.11
Change in number of units - class 1        (240,496.13) (274,243.03)
Total net assets-class 1                     16,088,191   23,864,276
Expense as a percentage of
 average net assets-class1                        1.25%        1.25%
Total return-class 1                            -19.37%      -31.71%
Accumulation unit value-class 2                   $4.78        $5.94
Prior year accumulation unit value-class 2        $5.94        $8.72
Number of accumulation units outstanding,
 end of period-class 2                        52,491.50    42,867.14
Change in number of units - class 2            9,624.36    12,083.67
Total net assets-class 2                        251,091      254,836
Expense as a percentage of
 average net assets-class 2                       1.45%        1.45%
Total return-class 2                            -19.54%      -31.85%
Investment income as a percentage
 of average net assets(3)                         0.88%       26.84%

AIM VARIABLE INSURANCE FUND, INC.

CAPITAL APPRECIATION SUBACCOUNT
Accumulation unit value-class 1                   $6.95        $9.30
Prior year accumulation unit value-class 1        $9.30       $12.27
Number of accumulation units outstanding,
 end of period-class 1                       910,348.24 1,052,236.08
Change in number of units - class 1        (141,887.84)  (72,042.30)
Total net assets-class 1                      6,324,790    9,785,228
Expense as a percentage of
 average net assets-class1                        1.25%        1.25%
Total return-class 1                            -25.29%      -24.23%
Accumulation unit value-class 2                   $4.61        $6.18
Prior year accumulation unit value-class 2        $6.18        $8.17
Number of accumulation units outstanding,
 end of period-class 2                        37,982.92    49,992.93
Change in number of units - class 2         (12,010.01)    13,371.00
Total net assets-class 2                        175,004      308,946
Expense as a percentage of
 average net assets-class 2                       1.45%        1.45%
Total return-class 2                            -25.44%      -24.37%
Investment income as a percentage
 of average net assets(3)                           ---          ---

GROWTH SUBACCOUNT
Accumulation unit value-class 1                   $3.31        $4.85
Prior year accumulation unit value-class 1        $4.85        $7.43
Number of accumulation units outstanding,
 end of period-class 1                       235,244.75   181,578.75
Change in number of units - class 1           53,666.00    63,689.12
Total net assets-class 1                        777,752      880,596
Expense as a percentage of
 average net assets-class1                        1.25%        1.25%
Total return-class 1                            -31.83%      -34.70%
Accumulation unit value-class 2                   $3.34        $4.90
Prior year accumulation unit value-class 2        $4.90        $7.52
Number of accumulation units outstanding,
 end of period-class 2                        18,354.07    20,821.31
Change in number of units - class 2          (2,467.24)     5,195.10
Total net assets-class 2                         61,244      102,108
Expense as a percentage of
 average net assets-class 2                       1.45%        1.45%
Total return-class 2                            -31.96%      -34.83%
Investment income as a percentage
 of average net assets(3)                           ---        0.24%


                                                 2002         2001
                                                 ----         ----
MFS VARIABLE INSURANCE TRUST

INVESTORS TRUST
Accumulation unit value-class 1                  $11.81       $15.12
Prior year accumulation unit value-class 1       $15.12       $18.22
Number of accumulation units outstanding,
 end of period-class 1                     1,618,398.26 1,977,403.94
Change in number of units - class 1        (359,005.68) (276,347.48)
Total net assets-class 1                     19,107,214   29,905,505
Expense as a percentage of
 average net assets-class1                        1.25%        1.25%
Total return-class 1                            -21.94%      -16.99%
Accumulation unit value-class 2                   $6.36        $8.17
Prior year accumulation unit value-class 2        $8.17        $9.86
Number of accumulation units outstanding,
 end of period-class 2                        22,439.53    21,233.29
Change in number of units - class 2            1,206.24     7,209.55
Total net assets-class 2                        142,826      173,476
Expense as a percentage of
 average net assets-class 2                       1.45%        1.45%
Total return-class 2                            -22.09%      -17.16%
Investment income as a percentage
 of average net assets(3)                         0.56%        0.51%

HIGH INCOME SUBACCOUNT
Accumulation unit value-class 1                  $11.85       $11.69
Prior year accumulation unit value-class 1       $11.69       $11.60
Number of accumulation units outstanding,
 end of period-class 1                       455,156.94   536,803.63
Change in number of units - class 1         (81,646.68)   (9,419.57)
Total net assets-class 1                      5,392,313    6,276,823
Expense as a percentage of
 average net assets-class1                        1.25%        1.25%
Total return-class 1                              1.32%        0.84%
Accumulation unit value-class 2                   $9.40        $9.30
Prior year accumulation unit value-class 2        $9.30        $9.24
Number of accumulation units outstanding,
 end of period-class 2                        22,611.32    45,248.57
Change in number of units - class 2         (22,637.25)    29,542.35
Total net assets-class 2                        212,541      420,734
Expense as a percentage of
 average net assets-class 2                       1.45%        1.45%
Total return-class 2                              1.09%        0.61%
Investment income as a percentage
 of average net assets(3)                         7.52%        8.30%

EMERGING GROWTH SUBACCOUNT
Accumulation unit value-class 1                   $9.78       $14.96
Prior year accumulation unit value-class 1       $14.96       $22.77
Number of accumulation units outstanding,
 end of period-class 1                     1,485,090.97 1,863,345.02
Change in number of units - class 1        (378,254.05) (339,937.40)
Total net assets-class 1                     14,531,303   27,869,251
Expense as a percentage of
 average net assets-class1                        1.25%        1.25%
Total return-class 1                            -34.58%      -34.31%
Accumulation unit value-class 2                   $3.50        $5.36
Prior year accumulation unit value-class 2        $5.36        $8.17
Number of accumulation units outstanding,
 end of period-class 2                        56,912.99    75,635.46
Change in number of units - class 2         (18,722.47)    36,593.53
Total net assets-class 2                        198,996      405,035
Expense as a percentage of
 average net assets-class 2                       1.45%        1.45%
Total return-class 2                            -34.71%      -34.44%
Investment income as a percentage
 of average net assets(3)                           ---        5.98%


                                                 2002         2001
                                                 ----         ----
MFS VARIABLE INSURANCE TRUST

TOTAL RETURN SUBACCOUNT
Accumulation unit value-class 1                  $10.38       $11.08
Prior year accumulation unit value-class 1       $11.08       $11.19
Number of accumulation units outstanding,
 end of period-class 1                       376,461.60   314,617.74
Change in number of units - class 1           61,843.86   118,264.53
Total net assets-class 1                      3,906,286    3,485,096
Expense as a percentage of
 average net assets-class1                        1.25%        1.25%
Total return-class 1                             -6.33%       -0.98%
Accumulation unit value-class 2                  $10.37       $11.09
Prior year accumulation unit value-class 2       $11.09       $11.22
Number of accumulation units outstanding,
 end of period-class 2                        49,271.07    43,802.08
Change in number of units - class 2            5,468.98    40,065.86
Total net assets-class 2                        510,727      485,737
Expense as a percentage of
 average net assets-class 2                       1.45%        1.45%
Total return-class 2                             -6.53%       -1.19%
Investment income as a percentage
 of average net assets(3)                         1.69%        1.94%

NEW DISCOVERY SUBACCOUNT
Accumulation unit value-class 1                   $6.05        $8.96
Prior year accumulation unit value-class 1        $8.96        $9.55
Number of accumulation units outstanding,
 end of period-class 1                       247,919.43   170,527.89
Change in number of units - class 1           77,391.54    62,271.03
Total net assets-class 1                      1,500,460    1,528,343
Expense as a percentage of
 average net assets-class1                        1.25%        1.25%
Total return-class 1                            -32.47%       -6.20%
Accumulation unit value-class 2                   $5.67        $8.41
Prior year accumulation unit value-class 2        $8.41        $8.98
Number of accumulation units outstanding,
 end of period-class 2                        36,313.22    32,284.78
Change in number of units - class 2            4,028.44    11,580.90
Total net assets-class 2                        205,721      271,430
Expense as a percentage of
 average net assets-class 2                       1.45%        1.45%
Total return-class 2                            -32.62%       -6.39%
Investment income as a percentage
 of average net assets(3)                           ---        0.12%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INCOME & GROWTH SUBACCOUNT
Accumulation unit value-class 1                   $6.51        $8.17
Prior year accumulation unit value-class 1        $8.17        $9.03
Number of accumulation units outstanding,
 end of period-class 1                        87,468.64    59,728.25
Change in number of units - class 1           27,740.39    22,466.95
Total net assets-class 1                        569,264      488,105
Expense as a percentage of
 average net assets-class1                        1.25%        1.25%
Total return-class 1                            -20.36%       -9.48%
Accumulation unit value-class 2                   $6.61        $8.31
Prior year accumulation unit value-class 2        $8.31        $9.20
Number of accumulation units outstanding,
 end of period-class 2                        18,473.91    15,580.98
Change in number of units - class 2            2,892.94    15,580.98
Total net assets-class 2                        122,061      129,531
Expense as a percentage of
 average net assets-class 2                       1.45%        1.45%
Total return-class 2                            -20.52%       -9.66%
Investment income as a percentage
 of average net assets(3)                         0.90%        0.60%


                                                 2002         2001
                                                 ----         ----
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VALUE SUBACCOUNT
Accumulation unit value-class 1                  $11.57       $13.40
Prior year accumulation unit value-class 1       $13.40       $12.03
Number of accumulation units outstanding,
 end of period-class 1                       414,792.73   341,587.70
Change in number of units - class 1           73,205.02   305,656.36
Total net assets-class 1                      4,797,767    4,578,341
Expense as a percentage of
 average net assets-class1                        1.25%        1.25%
Total return-class 1                            -13.70%       11.44%
Accumulation unit value-class 2                  $11.70       $13.59
Prior year accumulation unit value-class 2       $13.59       $12.22
Number of accumulation units outstanding,
 end of period-class 2                        35,494.34    35,166.90
Change in number of units - class 2              327.44    28,372.54
Total net assets-class 2                        415,349      477,792
Expense as a percentage of
 average net assets-class 2                       1.45%        1.45%
Total return-class 2                            -13.87%       11.20%
Investment income as a percentage
 of average net assets(3)                         0.93%        0.38%

OPPENHEIMER VARIABLE ACCOUNT FUNDS

MAIN STREET GROWTH & INCOME SUBACCOUNT
Accumulation unit value-class 1                   $6.45        $8.04
Prior year accumulation unit value-class 1        $8.04        $9.06
Number of accumulation units outstanding,
 end of period-class 1                       380,438.35   263,546.49
Change in number of units - class 1          116,891.86   155,879.59
Total net assets-class 1                      2,454,143    2,119,728
Expense as a percentage of
 average net assets-class1                        1.25%        1.25%
Total return-class 1                            -19.80%      -11.27%
Accumulation unit value-class 2                   $6.41        $8.01
Prior year accumulation unit value-class 2        $8.01        $9.04
Number of accumulation units outstanding,
 end of period-class 2                        51,390.05    51,297.88
Change in number of units - class 2               92.17    24,197.52
Total net assets-class 2                        329,280      410,644
Expense as a percentage of
 average net assets-class 2                       1.45%        1.45%
Total return-class 2                            -19.96%      -11.44%
Investment income as a percentage
 of average net assets(3)                         0.70%        0.46%

GLOBAL SECURITIES SUBACCOUNT
Accumulation unit value-class 1                   $6.43        $8.36
Prior year accumulation unit value-class 1        $8.36        $9.62
Number of accumulation units outstanding,
 end of period-class 1                       138,981.85    73,225.62
Change in number of units - class 1           65,756.23    26,110.59
Total net assets-class 1                        893,492      612,094
Expense as a percentage of
 average net assets-class1                        1.25%        1.25%
Total return-class 1                            -23.09%      -13.12%
Accumulation unit value-class 2                   $6.27        $8.17
Prior year accumulation unit value-class 2        $8.17        $9.42
Number of accumulation units outstanding,
 end of period-class 2                        25,480.70    18,542.27
Change in number of units - class 2            6,938.44    14,054.32
Total net assets-class 2                        159,812      151,527
Expense as a percentage of
 average net assets-class 2                       1.45%        1.45%
Total return-class 2                            -23.25%      -13.29%
Investment income as a percentage
 of average net assets(3)                         0.46%       12.04%



                                                 2002         2001
                                                 ----         ----
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

INTERNATIONAL SECURITIES SUBACCOUNT
Accumulation unit value-class 1                   $9.18       $11.42
Prior year accumulation unit value-class 1       $11.42       $13.76
Number of accumulation units outstanding,
 end of period-class 1                       564,354.43   479,534.21
Change in number of units - class 1           84,820.22  (35,890.83)
Total net assets-class 1                      5,182,760    5,475,005
Expense as a percentage of
 average net assets-class1                        1.25%        1.25%
Total return-class 1                            -19.57%      -17.04%
Accumulation unit value-class 2                   $6.41        $7.99
Prior year accumulation unit value-class 2        $7.99        $9.65
Number of accumulation units outstanding,
 end of period-class 2                        23,989.30     8,398.92
Change in number of units - class 2           15,590.38     5,098.71
Total net assets-class 2                        153,862       67,106
Expense as a percentage of
 average net assets-class 2                       1.45%        1.45%
Total return-class 2                            -19.73%      -17.19%
Investment income as a percentage
 of average net assets(3)                         1.80%       24.38%

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

GUARDIAN SUBACCOUNT
Accumulation unit value-class 1                   $6.78        $9.34
Prior year accumulation unit value-class 1        $9.34        $9.60
Number of accumulation units outstanding,
 end of period-class 1                       278,742.36   126,869.80
Change in number of units - class 1          151,872.56    79,425.48
Total net assets-class 1                      1,890,403    1,184,373
Expense as a percentage of
 average net assets-class1                        1.25%        1.25%
Total return-class 1                            -27.35%       -2.73%
Accumulation unit value-class 2                   $6.81        $9.40
Prior year accumulation unit value-class 2        $9.40        $9.68
Number of accumulation units outstanding,
 end of period-class 2                        28,579.16    19,419.23
Change in number of units - class 2            9,159.93    17,526.65
Total net assets-class 2                        194,700      182,488
Expense as a percentage of
 average net assets-class 2                       1.45%        1.45%
Total return-class 2                            -27.50%       -2.91%
Investment income as a percentage
 of average net assets(3)                         0.54%        0.25%

ALGER AMERICAN FUND

LEVERAGED ALLCAP SUBACCOUNT
Accumulation unit value-class 1                   $6.03     $9.24(1)
Prior year accumulation unit value-class 1        $9.24          ---
Number of accumulation units outstanding,
 end of period-class 1                        25,325.33     5,253.60
Change in number of units - class 1           20,071.73     5,253.60
Total net assets-class 1                        152,826       48,569
Expense as a percentage of
 average net assets-class1                        1.25%        1.25%
Total return-class 1                            -34.73%    -7.55%(2)
Accumulation unit value-class 2                   $6.01     $9.23(1)
Prior year accumulation unit value-class 2        $9.23          ---
Number of accumulation units outstanding,
 end of period-class 2                         1,917.39     1,360.74
Change in number of units - class 2              556.65     1,360.74
Total net assets-class 2                         11,532       12,564
Expense as a percentage of
 average net assets-class 2                       1.45%        1.45%
Total return-class 2                            -34.86%    -7.67%(2)
Investment income as a percentage
 of average net assets(3)                         0.01%        1.05%


                                                 2002         2001
                                                 ----         ----
ALGER AMERICAN FUND

MIDCAP GROWTH SUBACCOUNT
Accumulation unit value-class 1                   $6.74     $9.68(1)
Prior year accumulation unit value-class 1        $9.68          ---
Number of accumulation units outstanding,
 end of period-class 1                        48,713.41    19,188.72
Change in number of units - class 1           29,524.68    19,188.72
Total net assets-class 1                        328,180      185,765
Expense as a percentage of
 average net assets-class1                        1.25%        1.25%
Total return-class 1                            -30.41%    -3.19%(2)
Accumulation unit value-class 2                   $6.71     $9.67(1)
Prior year accumulation unit value-class 2        $9.67          ---
Number of accumulation units outstanding,
 end of period-class 2                         2,437.39     1,405.78
Change in number of units - class 2            1,031.61     1,405.78
Total net assets-class 2                         16,365       13,591
Expense as a percentage of
 average net assets-class 2                       1.45%        1.45%
Total return-class 2                            -30.55%    -3.32%(2)
Investment income as a percentage
 of average net assets(3)                           ---          ---

SELIGMAN PORTFOLIOS, INC.

COMMUNICATIONS & INFORMATION SUBACCOUNT
Accumulation unit value-class 1                   $5.72     $9.09(1)
Prior year accumulation unit value-class 1        $9.09          ---
Number of accumulation units outstanding,
 end of period-class 1                        48,327.72    32,659.45
Change in number of units - class 1           15,668.27    32,659.45
Total net assets-class 1                        276,563      296,783
Expense as a percentage of
 average net assets-class1                        1.25%        1.25%
Total return-class 1                            -37.03%    -9.13%(2)
Accumulation unit value-class 2                   $5.70     $9.08(1)
Prior year accumulation unit value-class 2        $9.08          ---
Number of accumulation units outstanding,
 end of period-class 2                        15,655.18    13,720.98
Change in number of units - class 2            1,934.20    13,720.98
Total net assets-class 2                         89,311      124,529
Expense as a percentage of
 average net assets-class 2                       1.45%        1.45%
Total return-class 2                            -37.14%    -9.24%(2)
Investment income as a percentage
 of average net assets(3)                           ---          ---

SMALL-CAP VALUE SUBACCOUNT
Accumulation unit value-class 1                  $10.07    $12.07(1)
Prior year accumulation unit value-class 1       $12.07          ---
Number of accumulation units outstanding,
 end of period-class 1                       263,920.64    87,793.08
Change in number of units - class 1          176,127.56    87,793.08
Total net assets-class 1                      2,657,266    1,059,413
Expense as a percentage of
 average net assets-class1                        1.25%        1.25%
Total return-class 1                            -16.56%    20.67%(2)
Accumulation unit value-class 2                  $10.04    $12.05(1)
Prior year accumulation unit value-class 2       $12.05          ---
Number of accumulation units outstanding,
 end of period-class 2                        33,197.44    19,340.14
Change in number of units - class 2           13,857.29    19,340.14
Total net assets-class 2                        333,143      233,070
Expense as a percentage of
 average net assets-class 2                       1.45%        1.45%
Total return-class 2                            -16.73%    20.51%(2)
Investment income as a percentage
 of average net assets(3)                           ---          ---

(1) Commencement of operations was May 1, 2001, with a beginning accumulation unit value of $10.00.
(2) Returns presented are since inception.
(3) Investment income used to calculate the ratio excludes capital gain dividends.

CONSOLIDATED FINANCIAL STATEMENTS




The Union Central Life Insurance Company and subsidiaries
Years ended December 31, 2002 and 2001
with Report of Independent Auditors

                      CONTENTS
                                             Page

Report of Independent Auditors................1

Consolidated Balance Sheets...................2

Consolidated Statements of Income.............3

Consolidated Statements of Equity.............4

Consolidated Statements of Cash Flows.........5

Notes to Consolidated Financial Statements....6

Report of Independent Auditors


To the Board of Directors of
The Union Central Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Union Central Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the related consolidated statements of income, equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
 We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Union Central Life Insurance Company and subsidiaries at December 31, 2002 and 2001, and the consolidated results of their operations and their cash flows for the years then ended in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, the Company changed its consolidation policy in 2002 with regard to certain investments.


/S/ Ernst & Young LLP


February 5, 2003

The Union Central Life Insurance Company and Subsidiaries
              CONSOLIDATED BALANCE SHEETS
                       (in thousands)


                                               December 31,
                                            2002         2001
                                         ----------   ----------
ASSETS
Investments:
 Fixed maturities
  available-for-sale
  at fair value
  (amortized cost:
   2002 - $3,263,558
   and 2001 - $2,759,886)                $3,357,064   $2,753,153
 Other fixed maturities                      13,864       32,120
 Equity securities
  available-for-sale
  at fair value
 (cost: 2002 - $33,781
  and 2001 - $57,551)                        36,270       58,272
 Other equity securities                     15,861       27,419
 Cash and short-term investments            131,462       32,689
 Other invested assets                       30,386       27,658
 Mortgage loans                             578,913      719,014
 Real estate                                 16,961       19,883
 Policy loans                               144,026      146,188
                                         ----------   ----------
   Total investments                      4,324,807    3,816,396

Accrued investment income                    45,263       44,146
Deferred policy acquisition costs           363,638      408,929
Property, plant and equipment,
 at cost, less accumulated
 depreciation (2002 - $75,264
  and 2001 - $67,415)                        48,222       48,926
Federal income tax recoverable               13,859        6,388
Deferred federal income tax asset                --        5,516
Other assets                                214,408      156,843
Separate account assets                   1,400,672    1,631,706
                                         ----------   ----------
 Total assets                            $6,410,869   $6,118,850
                                         ==========   ==========

LIABILITIES AND EQUITY
  Policy liabilities:
 Future policy benefits                  $3,903,639   $3,511,311
 Deposit funds                              120,230      111,708
 Policy and contract claims                  26,963       28,812
 Policyholders' dividends                     9,329       11,279
                                         ----------   ----------
   Total policy liabilities               4,060,161    3,663,110
  Deferred revenue                           68,588       78,889
  Other liabilities                         242,522      115,741
  Deferred federal income tax liability       6,612           --
  Surplus notes payable                      49,793       49,784
  Separate account liabilities            1,400,672    1,631,706
                                         ----------   ----------
 Total liabilities                        5,828,348    5,539,230
                                         ==========   ==========

EQUITY
 Policyholders' equity                      574,133      599,640
 Accumulated other comprehensive
                                         ----------   ----------
 Total equity                               582,521      579,620
                                         ----------   ----------
 Total liabilities and equity            $6,410,869   $6,118,850
                                         ==========   ==========

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF INCOME
(in thousands)


                                               December 31,
                                            2002         2001
                                         ----------   ----------
REVENUE
                                         ----------   ----------
Insurance revenue:
Traditional insurance premiums             $149,842     $146,835
Universal life policy charges                58,832       63,058
Annuities                                    27,143       31,774
 Net investment income                      246,559      254,480
 Net realized losses on investments         (42,233)     (37,187)
 Fee income                                  22,120       19,209
 Other                                       24,468        8,030
                                         ----------   ----------
Total revenue                               486,731      486,199

BENEFITS AND EXPENSES
Benefits                                    141,357      157,293
Increase in reserves for
  future policy benefits                      7,993        4,385
Interest expense:
 Universal life                              76,437       66,603
 Investment products                         79,359       79,487
Underwriting, acquisition
   and insurance expense                    209,756      167,734
Policyholders' dividends                     13,853       15,426
Total benefits and expenses                 528,755      490,928
                                         ----------   ----------
Loss before federal income tax benefit      (42,024)      (4,729)
Federal income tax benefit                  (16,517)      (5,026)
                                         ----------   ----------
  Net Income (Loss)                        $(25,507)        $297
                                         ==========   ==========


THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
(in thousands)

                                 Accumulated
                                    Other
                                Comprehensive   Policyholders'
                                 Income (Loss)     Equity
Total
                                --------------  -------------  --
------
Balance at January 1, 2001         $(26,509)      $599,343
$572,834

Net income                                             297
   297
Unrealized gains on securities,
 net of tax and reclassification
 adjustment                          20,568
20,568
Minimum pension liability
 adjustment                         (14,079)
(14,079)
                                                               --
------

Comprehensive income
 6,786
                                   --------                    --
------
Balance at December 31, 2001        (20,020)       599,640
579,620
                                   ========       ========
========

Net loss                                           (25,507)
(25,507)
Unrealized gains on securities,
 net of tax and reclassification
 adjustment                          35,287
35,287
Minimum pension liability
 adjustment                          (6,879)
(6,879)
                                                               --
------
Comprehensive income
 2,901
                                   --------       --------     --
------
Balance at December 31, 2002         $8,388       $574,133
$582,521
                                   ========       ========
========


THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CASH FLOWS
  (in thousands)

                                         Year ended December 31,
                                            2002         2001
                                         ----------   ----------
OPERATING ACTIVITIES
Net income (loss)                          $(25,507)        $297

Adjustments to reconcile net
 income (loss) to net cash
provided by operating activities:
Interest credited to
 investment products                         79,359       79,487
Interest credited to
 universal life policies                     76,437       66,603
Accrual of discounts
 on investments, net                          2,135          257
Net realized losses on investments           42,233       37,187
Depreciation                                  7,189        9,376
Amortization of deferred policy
 acquisition costs                           65,170       54,906
Amortization of deferred revenue            (20,685)     (15,591)
Policy acquisition cost deferred            (67,598)     (60,985)
Revenue deferred                             10,384        2,095
Deferred federal income tax benefit          (1,801)     (10,547)

Change in operating assets
 and liabilities:
Accrued investment income                    (1,117)         356
Policy liabilities                           (2,170)     (42,295)
Other liabilities                            52,751       (9,622)
Other items, net                             13,375       10,990
                                         ----------   ----------
Cash Provided by Operating Activities       230,155      122,514
                                         ----------   ----------

INVESTING ACTIVITIES
Costs of investments acquired            (2,955,450)  (2,591,661)
Proceeds from sale, maturity
 or repayment of investments              2,583,590    2,361,345
Decrease in policy loans                      2,162        1,120
Purchases of property
 and equipment, net                          (7,059)     (10,179)
                                         ----------   ----------
Cash Used in Investing Activities          (376,757)    (239,375)
                                         ----------   ----------
FINANCING ACTIVITIES
Receipts from universal life
 and investment contracts                   824,479      780,017
Withdrawals from universal life
 and investment contracts                  (579,104)    (629,133)
                                         ----------   ----------
Cash Provided by Financing Activities       245,375      150,884
                                         ----------   ----------
Increase in cash and
 short term investments                      98,773       34,023

Cash and short term investments
 at beginning of year                        32,689       (1,334)
                                         ----------   ----------
Cash and short term investments
 at end of year                            $131,462      $32,689
                                         ==========   ==========
Supplemental disclosure of
 cash flow information:
Cash paid (refunded) during the year
 for federal income taxes                   $(6,099)     $12,735

Cash paid during the year for
 interest on surplus notes                   $4,100       $4,100

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Organization

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP) and include the accounts of The Union Central Life Insurance Company (Union Central) and the following subsidiaries: Summit Investment Partners, Inc., wholly-owned, a registered investment advisor; Carillon Investments, Inc., wholly-owned, a registered broker-dealer that offers investment products and related services through its registered representatives; Payday of America, LLC, wholly-owned, a payroll company; Family Enterprise Institute, Inc., wholly-owned, a national membership organization for family business owners; PRBA, Inc., wholly-owned, the holding company of a pension administration company and Summit Investment Partners, LLC, wholly-owned, a registered investment advisor. Fee based revenues of the consolidated subsidiaries was included in "Fee Income" in the Consolidated Statements of Income. The Company also consolidated the following mutual funds due to its level of ownership in these funds: the Summit Apex High Yield Bond Fund; the Summit Apex TSI Fund; the Summit Apex Russell 2000 Index Fund and the Summit Apex EAFE International Index Fund. The consolidated company will be referred to as "the Company". The holdings of the consolidated Summit Apex mutual funds are reported at fair value in "Other fixed maturities" and "Other equity securities" in the Balance Sheets. All significant intercompany accounts and transactions have been eliminated in the accompanying consolidated financial statements. Union Central also has the following investment affiliate: Summit Mutual Funds, Inc., a registered investment company. (See Note 2 for further detail of the Company's investments in Summit Mutual Funds, Inc.)

In 2002, the Company determined that it was appropriate to consolidate its investments in the Summit Apex Russell 2000 Index Fund and the Summit Apex EAFE International Index Fund due to its level of ownership in these entities. The consolidation of these investments was treated as a change in reporting entity, and as such, the financial statements were restated for all periods presented. As a result of the change in reporting entity, policyholder's equity decreased by $590,000 and accumulated other comprehensive income (loss) increased by $590,000 as of January 1, 2002. Net income for the years ended December 31, 2002 and 2001 increased by $283,000 and decreased by $590,000, respectively, as a result of the change in reporting entity.

In 2002, the Company established Union Central Mortgage Funding,
Inc., a wholly-owned consolidated subsidiary, which was formed to originate, sell and service commercial mortgage loans.

In 2002, the Company liquidated its investment in the Summit Apex
Emerging Markets Bond Fund.  The Summit Apex Emerging Markets
Fund was consolidated up to the date of its liquidation in 2002 and in 2001 results.

In 2002, the Company sold B&B Benefits Admistration, Inc, a pension administration company. No realized gain or loss was recorded as a result of the sale.

The Company provides a wide spectrum of financial products and related services for the benefit of individual, group and pension policyholders. Such products and services include insurance to provide for financial needs resulting from loss of life or income and management of funds accumulated for preretirement and retirement needs.

The Company is licensed to do business in all 50 states.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Investments

Fixed maturity and equity securities classified as available-for-sale are carried at fair value with net unrealized gains and losses reported as a separate component of equity. Other fixed maturity and equity securities represent the underlying assets of consolidated mutual funds and are carried at fair value with changes in fair value recorded in net investment income.

Other investments are reported on the following bases:

   o Mortgage loans on real estate are carried at their aggregate unpaid balance less unamortized discount and less an allowance for possible losses.
   o Real estate acquired through foreclosure is carried at the lower of cost or its net realizable value.
   o Policy loans are reported at unpaid balances.
   o Cash and short-term investments consist of cash-in-bank, cash-in-transit and commercial paper that has a maturity date of 90 days or less from the date acquired.

The Company's carrying values of investments in limited partnerships are adjusted to reflect the GAAP earnings of the investments underlying the limited partnership portfolios.

The fair values of fixed maturity and equity securities represent quoted market values from published sources or calculated market values using the "yield method" if no quoted market values are obtainable.

Realized gains and losses on sales of investments are recognized on a specific identification basis. Realized losses due to the recognition of declines in the value of investments judged to be other-than-temporary are recognized on a specific identification basis.

Interest is not accrued on mortgage loans or bonds for which principal or interest payments are determined to be uncollectible.

The Company purchases call options to hedge insurance contracts whose credited interest is linked to returns in Standard & Poor's 500 Stock Index (Index) based on a formula which applies participation rates to the returns in the Index. Call options are contracts that give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The Company holds call options which expire quarterly until December 31, 2003. The Company paid initial fees (the option premium) to enter the option contracts. The Index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to the call options. To minimize this risk, the Company only enters into private options contracts with counterparties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The credit exposure is limited to the value of the call options at a particular point in time.

The call options were carried at their fair value of $1,536,000 at December 31, 2002, and were reflected in "Other invested assets" in the Consolidated Balance Sheets. The liabilities for the hedged insurance contracts were adjusted based on the returns in Standard & Poor's 500 Stock Index, and were reflected in "Deposit funds" in the Consolidated Balance Sheets.

The Company enters into one-month swap agreements with Deutsche Bank to hedge the change in value of a portion of its investments in certain Summit Mutual Fund, Inc. mutual funds. (See Note 2 for further detail of the Company's investments in these funds.)
 The notional amount of the swap agreements is set based on the amount of the Company's investments in the Summit mutual funds that it determines to hedge. Under the swap agreements, the Company pays or receives the total return of the associated indexes during the term of the swap agreements, and receives interest income on the notional amount of the swap agreements
that approximates prevailing short-term rates.    The Company
records the change in value of its swap agreements and investments in the unconsolidated hedged Summit mutual funds in earnings. The effect is to reflect in earnings any hedge ineffectiveness. During 2002 and 2001, hedge ineffectiveness amounted to a loss of $85,000 and $293,000, respectively, and was recorded in "Net investment income" in the Consolidated Statements of Income. The interest revenue resulting from the swap agreements is not part of the hedging relationship, and is recorded directly to "Net investment income" in the Consolidated Statements of Income. The swap agreements are designated and qualified as fair value hedges.

In 2002 and 2001, the swap agreements offset unrealized losses of $3,449,000 and $4,188,000, respectively, and realized losses of $7,919,000 and $1,215,000, respectively, that the Company incurred in the hedged Summit mutual funds. Interest income based on the notional value of the swap agreements of $138,000 and $1,157,000, respectively, was earned in 2002 and 2001.

In 2002, the Company entered into interest rate swap agreements with a notional value of $200,000,000 with Deutsche Bank and Morgan Stanley. The purpose of the interest rate swap agreements was to hedge interest rate risk associated with a pool of commercial mortgage loans that the Company had agreed to sell to Morgan Stanley. Under the interest rate swap agreements, the Company paid a fixed rate and received a floating interest rate.
 The objective of the interest rate swaps was to offset any change in value due to market interest rate fluctuations of the pool of commercial mortgage loans prior to the sale to Morgan Stanley. The interest rate swaps were terminated upon the closing of the sale of the mortgage loans to Morgan Stanley. A loss of $5,980,000 was incurred on the swap agreements. The loss was combined with the gain on the sale of the commercial mortgage loans to Morgan Stanley. The interest rate swap agreements were designated and qualified as fair value hedges.

Deferred Policy Acquisition Costs

The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. Deferred policy acquisition costs are amortized consistent with the methods described in "Policy Liabilities, Revenues, Benefits and Expenses". Amortization of deferred policy acquisition costs totaled $65,170,000 and $54,906,000 for the years ended December 31, 2002 and 2001, respectively, and were included in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities. Adjustments increasing (decreasing) deferred policy acquisition costs related to unrealized gains and losses totaled $(44,955,000) and $2,763,000 at 2002 and 2001, respectively.

In 2002 and 2001, the Company revised its estimates of future gross profits, and as a result amortization of deferred policy acquisition costs included in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income increased $20,807,000 and $589,000 for the years ended 2002 and 2001, respectively.

Property, Plant and Equipment

Property, plant and equipment is valued at historical cost less accumulated depreciation in the Consolidated Balance Sheets. It consists primarily of Union Central's home office, furniture and fixtures and electronic data processing equipment.

Depreciation is computed with the straight-line method over the estimated useful lives of the respective assets, not to exceed 10 years for office furniture and 3 years for electronic data processing equipment. Depreciation is computed for leasehold improvements with the straight-line method over the shorter of the remaining lease term or useful life of the improvements.

Capitalization of Software Costs

Software development costs of $4,782,000 and $5,021,000 were capitalized in 2002 and 2001, respectively. Amortization expense of $3,598,000 and $2,567,000, respectively, was recorded to "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income in 2002 and 2001.
 Depreciation is computed with the straight-line method over the estimated useful life of the software, not to exceed 5 years.

Deposit Funds

The liability for deposit funds is generally established at the policyholders' accumulated cash values plus amounts provided for guaranteed interest.

Policy Claim Reserves

Policy claim reserves represent the estimated ultimate net cost of all reported and unreported claims incurred. In addition, a claim adjustment expense reserve is held to account for the expenses associated with administering these claims. The reserves for unpaid claims are estimated using individual case basis valuations and statistical analyses. The claim adjustment expense reserve is estimated using statistical analyses. These estimates are subject to the effects of trends in claim severity and frequency. Although some variability is inherent in such estimates, management believes that the reserves for claims and claim related expenses are adequate. The estimates are reviewed and adjusted as experience develops or new information becomes known and such adjustments are included in current operations.

Dividends to Policyholders

The Company's dividend liability is the amount estimated to have accrued to policyholders' as of each year-end.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements (excluding seed money provided by the Company) represent funds that are separately administered for the individual annuity, group annuity and variable universal life lines of business, and for which the contract holders rather than the Company bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account investments are carried at market value. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements. Union Central derives certain fees for maintaining and managing the separate accounts, but bears no investment risk on these assets, except to the extent that it participates in a particular separate account.

Policy Liabilities, Revenues, Benefits and Expenses

Traditional Insurance Products

Traditional insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, term insurance policies and disability income policies. Premiums for traditional products are recognized as revenue when due.

The liability for future policy benefits for participating traditional life is computed using a net level premium method and the guaranteed mortality and dividend fund interest. The mortality and interest assumptions are equivalent to statutory assumptions. The liabilities for future policy benefits and expenses for nonparticipating traditional life policies and disability income policies are generally computed using a net level premium method and assumptions for investment yields, morbidity, and withdrawals based principally on experience projected at the time of policy issue, with provision for possible adverse deviations. Interest assumptions for participating traditional life reserves for all policies ranged from 2.3% to 6.0% for the years ended 2002 and 2001.

The costs of acquiring new traditional business, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future gross premiums. Such non-participating deferred acquisition costs are amortized over the anticipated premium paying period of the related policies, generally not to exceed the premium paying lifetime of the policies using assumptions consistent with those used to develop policy benefit reserves. For participating life insurance products, deferred policy acquisition costs are amortized in proportion to estimated gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, policyholder dividends, and the increase in reserves for future policy benefits. The future investment yields are assumed to range from 7.0% to 8.2% and from 7.2% to 8.3% for the years ended 2002 and 2001, respectively. Changes in dividend payouts are assumed with changes in yields.

Universal Life and Other Interest Sensitive Products

Interest sensitive products include universal life, single premium whole life and annuity products. They are distinguished by the existence of a separately definable fund that is credited with interest and from which any policy charges are taken. Revenues for these products consist of policy charges for the cost of insurance, policy administration charges, and surrender charges that have been assessed against policyholder account balances during the period.

Benefit reserves for universal life and other interest sensitive products are computed in accordance with the retrospective deposit method and represent policy account balances before applicable surrender charges. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to account balances. Interest crediting rates ranged from 4.5% to 8.0% and from 4.5% to 7.7% for the years ended 2002 and 2001, respectively.

The cost of acquiring universal life and other interest sensitive products, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future estimated gross profits. Acquisition costs for universal life and other interest sensitive products are amortized over the life of the policies in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of investment gains and losses) to be realized from a group of products are revised.

Amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as unearned revenue and recognized in income over the life of the policies, using the same assumptions and factors as are used to amortize deferred acquisition costs. These charges consist of policy fees and premium loads that are larger in the initial policy years than they are in the later policy years. Amortization of unearned revenue totaled $20,685,000 and $15,591,000 for the years ended December 31, 2002 and 2001, respectively, and was included in "Universal life policy charges" in the Consolidated Statements of Income.

In 2002 and 2001, the Company revised its estimates of future gross profits, and as a result amortization of unearned revenue included in "Universal life policy charges" in the Consolidated Statements of Income was increased by $5,168,000 and decreased by $3,511,000 for the years ended 2002 and 2001, respectively.

Group Products

Group products consist primarily of group life insurance, and group long and short term disability income products. Premiums for group insurance products are recognized as revenue when due.


The liabilities for future policy benefits and expenses for group life and disability income products are computed using statutory methods and assumptions, which approximate net level premium reserves using assumptions for investment yields, mortality, and withdrawals based principally on company experience projected at the time of policy issue, with provisions for possible adverse deviations. Interest assumptions are based on assumed investment yields that ranged from 7.5% to 8.3% for the years ended 2002 and 2001.

The costs of acquiring new group life and disability income business, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future gross premiums. Such deferred acquisition costs are amortized over the anticipated premium paying period of the related policies, generally not to exceed ten years.

Pension Products

Pension products include deferred annuities and payout annuities.
 Revenues for the deferred annuity products consist of investment income on policy funds, mortality and expense charges, contract administration fees, and surrender charges that have been assessed against policyholder account balances. Expenses for deferred annuity products include the interest credited on policy funds and expenses incurred in the administration and maintenance of the contracts. For payout annuities, premiums are recognized as revenue when due while expenses exclude the interest credited on policy funds.

Benefit reserves for the deferred annuity contracts represent the policy account balances before applicable surrender charges. Interest assumptions on payout annuities are based on assumed investment yields that ranged from 2.0% to 8.0% for the years ended 2002 and 2001.

Commissions and other related costs of acquiring annuity contracts that vary with and are primarily related to the production of new and renewal business are deferred to the extent that such costs are deemed recoverable through future estimated gross profits. Acquisition costs are amortized over the life of the contracts in direct proportion to the present value of expected gross profits from surrender charges and investment and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of investment gains or losses) to be realized on a group of contracts are revised.

Reinsurance

Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and benefits are reported net of reinsured amounts.

Federal Income Taxes

The Company accounts for income taxes using the liability method for financial accounting and reporting of income taxes. Under this method, deferred income taxes are recognized for the tax consequences of "temporary differences" by applying the applicable tax rate to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities.

NOTE 2 - INVESTMENTS

Available-for-sale securities are summarized as follows:

                                 Cost or      Gross     Gross
                                Amortized  Unrealized  Unrealized
  Fair
                                   Cost       Gains    (Losses)
   Value
                                   ----       -----     ------
   -----
                                             (in thousands)
December 31, 2002:
U.S. treasury securities
 and obligations of U.S.
 government corporations
 and agencies                     $26,936       $468       $(14)
    $27,390
Corporate securities and other  1,803,377    101,909    (44,532)
  1,860,754
Mortgage-backed securities,
 collateralized mortgage
 obligations and other
 structured securities          1,433,245     43,937     (8,262)
  1,468,920
                               ----------   --------   --------
 ----------
    Subtotal                    3,263,558    146,314    (52,808)
  3,357,064

Equity securities                  33,781      2,688       (199)
     36,270
                               ----------   --------   --------
 ----------
  Total                        $3,297,339   $149,002   $(53,007)
 $3,393,334
                               ==========   ========   ========
 ==========


                                 Cost or      Gross     Gross
                                Amortized  Unrealized  Unrealized
  Fair
                                   Cost       Gains    (Losses)
   Value
                                   ----       -----     ------
   -----
                                             (in thousands)
December 31, 2001:
U.S. treasury securities
 and obligations of U.S.
 government corporations
  and agencies                   $ 75,720       $435      $(604)
    $75,551
Corporate securities
 and other                      1,656,466     35,083    (40,216)
  1,651,333
Mortgage-backed securities,
 collateralized mortgage
 obligations and other
 structured securities          1,027,700     22,863    (24,294)
  1,026,269
                               ----------   --------   --------
 ----------
  Subtotal                      2,759,886     58,381    (65,114)
  2,753,153

Equity securities                  57,551      1,480       (759)
     58,272
                               ----------   --------   --------
 ----------
  Total                        $2,817,437    $59,861   $(65,873)
 $2,811,425
                               ==========   ========   ========
 ==========

Fixed maturity available-for-sale securities, at December 31, 2002, are summarized by stated maturity as follows:

                                          Amortized      Fair
                                             Cost        Value
                                              (in thousands)
                                         ----------   ----------
Due in one year or less                     $14,716      $15,106
Due after one year through five years       287,291      298,803
Due after five years through ten years      791,277      825,513
Due after ten years                         484,546      505,673
                                         ----------   ----------
Subtotal                                  1,577,830    1,645,095
                                         ----------   ----------
Mortgage-backed securities                1,433,425    1,469,125
Other securities with
 multiple repayment dates                   252,303      242,844
                                         ----------   ----------
Total                                    $3,263,558   $3,357,064
                                         ==========   ==========

Significant components of the unrealized gain (loss) on available-for-sale securities included in "Accumulated other comprehensive loss" in the accompanying Consolidated
Balance Sheets are as follows:

                                         Year Ended December 31,
                                            2002         2001
                                         ----------   ----------
                                             (in thousands)
Gross unrealized gain (loss)
 on available-for-sale securities           $95,995      $(6,012)
Amortization of deferred policy
 acquisition costs                          (44,955)       2,763
Deferred tax asset (liability)              (17,864)       1,138
                                         ----------   ----------
Net unrealized gain (loss) on
 available-for-sale securities           $   33,176   $   (2,111)
                                         ==========   ==========

See Note 9 for discussion of the methods and assumptions used by the Company in estimating the fair values of available-for-sale securities.

At December 31, 2002 the Company held investments in four mutual funds within Summit Mutual Funds, Inc.'s Apex and
Pinnacle series. Mutual funds within the Apex series are offered to institutional and retail clients, while mutual funds within the Pinnacle series are offered exclusively to providers of variable insurance products. The investments within Summit Mutual Funds, Inc. were carried at fair value and included in the Consolidated Balance
Sheets, and are detailed below:

                                   December 31, 2002  December
31, 2001
                                   -----------------  -----------
------
                                          Fair Value  Fair Value
                                          ----------  ----------
                                             (in thousands)
Summit Mutual Funds, Inc.
Apex Series:
 Nasdaq-100 Index Fund                        $5        $1,796
 Lehman Aggregate Bond Index Fund             --         7,580
 S&P MidCap 400 Index Fund                    --         2,944
 Everest Fund                                  4            --
Pinnacle Series:
 Russell 2000 Small Cap Index Portfolio    2,573        13,000
 Nasdaq-100 Index Portfolio                   --         4,012
 EAFE International Index Portfolio          248            --
 S&P MidCap 400 Index Portfolio               --         2,169
                                         -------       -------
Total                                    $ 2,830       $31,501
                                         =======       =======

Proceeds, gross realized gains, and gross realized losses from the sales and maturities of available-for-sale securities follows:

                                 Year Ended December 31,
                                   2002           2001
                                   ----           ----
                                     (in thousands)
  Proceeds                      $1,013,004    $2,202,181
  Gross realized gains              42,803        30,993
  Gross realized losses             37,792        33,403


A summary of the characteristics of the Company's mortgage portfolio (before deducting valuation reserves of $0 at December 31, 2002 and 2001, respectively) follows:

                               December 31, 2002      December
31, 2001
                             ---------------------  -------------
--------
                             Principal  Percent of  Principal
Percent of
                               Balance  Principal     Balance
Principal
                              --------  ---------    --------  --
-------
                                            (in thousands)
Region
New England and Mid-Atlantic  $ 34,187        5.9%   $ 46,755
   6.5%
South Atlantic                 105,325       18.2     117,110
   16.3
North Central                  109,163       18.9     141,709
   19.7
South Central                   60,907       10.5      76,467
   10.6
Mountain                       121,000       20.9     152,357
   21.2
Pacific                        148,331       25.6     184,616
   25.7
                              --------     ------    --------
 ------
Total                         $578,913      100.0%   $719,014
  100.0%
                              ========     ======    ========
 ======
Property Type
Apartment and residential     $ 44,045        7.6%   $ 64,481
    9.0%
Warehouses and industrial      119,518       20.6     157,864
   22.0
Retail and shopping center     195,650       33.8     237,031
   33.0
Office                         159,519       27.6     194,382
   27.0
Other                           60,181       10.4      65,256
    9.0
                              --------     ------    --------
 ------
Total                         $578,913      100.0%   $719,014
  100.0%
                              ========     ======    ========
 ======


In 2002, the Company sold commercial mortgage loans with a book value of $186,686,000 to Morgan Stanley. A pre-tax realized gain of $15,857,000 (net of the loss of $5,980,000 on interest rate swaps used to hedge interest rate risk associated with the mortgage loans) was recorded on the transaction. Relative to the sale, the Company has agreed to repurchase mortgage loans which are secured by properties that do not have terrorism insurance in place, in the event the properties are subjected to a terrorist attack resulting in a loss. As of December 31, 2002, the maximum potential exposure to the Company is $39,100,000. It is management's opinion that the probability of loss related to this commitment is remote due to the nature and location of the properties.

Also, during 2002 and 2001, respectively, the Company recognized realized gains of $37,000 and $512,000 that were recorded in "Net realized losses on investments" in the Consolidated Statements of Income resulting from sales of mortgage loans to third parties. The realized gains represented the present value of compensation related to the mortgage loan sales that Union Central will receive over the life of the mortgage loans sold. Also, at December 31, 2002 and 2001, respectively, an interest-only strip asset of $2,577,000 and $3,209,000 was recorded in "Other invested assets" in the Consolidated Balance Sheets.
Amortization expense of $669,000 and $787,000 was recorded in "Net investment income" in the Consolidated Statements of Income for the years ended December 31, 2002 and 2001, respectively.

Real estate consists of investment real estate under lease and foreclosed real estate. The investment real estate under lease is depreciated over 40 years. The cost of the property totaled $18,886,000 and $18,845,000 at December 31, 2002 and
2001, respectively, and accumulated depreciation totaled $6,701,000 and $6,263,000 at December 31, 2002 and 2001,
respectively. The book value of foreclosed real estate was $13,783,000 and $17,144,000 at December 31, 2002 and 2001,
respectively.

In 2000, the Company commenced the development of a 123-acre business park (the Park), which included the installation of infrastructure and a roadway. To fund the cost of the infrastructure and roadway, the municipality in which the Park is located issued $2,800,000 of municipal bonds. The municipal bonds will be paid off through tax increment financing (TIF). TIF is an economic development tool that allows a local government to use increases in real property tax revenues to finance public infrastructure improvements. Thus, the development of the Park will result in increased real property tax revenues, which will be directed to pay off the municipal bonds. If increases in real property tax revenues from the Park are not sufficient to service the municipal bonds, the Company must fund any shortage. The maximum estimated potential exposure to the Company is $2,000,000. Based upon current projections, the Company anticipates the increased property tax revenues will be sufficient to fully service the municipal bonds.

NOTE 3 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks.
 Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. Reinsurance ceded is recorded in "Other assets" in the Consolidated Balance Sheets. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements.
Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances would be established for amounts deemed or estimated to be uncollectible.
 To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. No losses are anticipated, and, based on management's evaluation, there are no concentrations of credit risk at December 31, 2002 and 2001. The Company retains the risk for varying amounts of individual or group insurance written up to a maximum of $1,000,000 on any one life or $4,000 per month disability risk and reinsures the balance.

Reinsurance transactions with other insurance companies for the years ended December 31, 2002 and 2001 are summarized as follows:

                                         December 31, 2002
                             Direct     Assumed     (Ceded)
   Net
                             ------     -------      -----
   ---
                                          (in thousands)
Life insurance in force   $42,892,027  $162,983  $(16,327,572)
$26,727,438
                          ===========  ========  ============
===========
Premiums and other
considerations:
 Traditional insurance
 premiums and
 universal life           $   275,453  $  6,257  $    (73,036)  $
  208,674
  Annuity                      27,143        --            --
    27,143
                          -----------  --------  ------------   -
----------
Total                     $   302,596  $  6,257  $    (73,036)  $
  235,817
                          ===========  ========  ============
===========
                                         December 31, 2001
                             Direct     Assumed     (Ceded)
   Net
                                           (in thousands)
Life insurance in force   $39,625,551  $165,446  $(11,903,285)
$27,887,712
                          ===========  ========  ============
===========
Premiums and other
considerations:
 Traditional insurance
 premiums and
 universal life           $   249,875  $  6,387  $    (46,369)
  $209,893
 Annuity                       31,774        --            --
    31,774
                          -----------  --------  ------------   -
----------
  Total                   $   281,649  $  6,387  $    (46,369)  $
  241,667
                          ===========  ========  ============
===========


Benefits paid or provided were reduced by $7,165,000 and $3,845,000 at December 31, 2002 and 2001, respectively, for estimated recoveries under reinsurance treaties.

The Company nor any of its related parties control, either directly or indirectly, any reinsurers in which the Company conducts business. No policies issued by the Company have been reinsured with a foreign company which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits.

NOTE 4 - FEDERAL INCOME TAX

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

                                          December 31,
                                        2002       2001
                                      --------   --------
                                         (in thousands)
Deferred tax liabilities:
 Deferred policy acquisition costs    $144,670   $143,821
 Unrealized gains - FAS 115             17,864         --
 Capitalization of software              6,682      7,141
 Other                                     559        374
                                      --------   --------
   Total deferred tax liabilities      169,775    151,336
                                      --------   --------
Deferred tax assets:
 Policyholders' dividends                1,653      2,312
 Future policy benefits                 73,604     79,332
 Basis differences on investments       28,900     16,850
 Premium - based DAC adjustment         36,922     33,287
 Retirement plan accruals               14,746     13,987
 Investment income differences           3,783      5,752
 Unrealized losses - FAS 115                --      1,138
 Other                                   3,555      4,194
                                      --------   --------
   Total deferred tax assets           163,163    156,852
                                      --------   --------
   Net deferred tax
   (assets) liabilities               $  6,612   $( 5,516)
                                      ========   ========

Significant components of the provision for income tax expense/(benefit) attributable to continuing operations are as follows:

                          Year ended December 31,
                            2002           2001
                          --------       -------
                             (in thousands)
  Current                 $(13,362)      $ 5,844
  Deferred                  (3,155)      (10,870)
                          --------       -------
  Total                   $(16,517)      $(5,026)
                          ========       =======

Federal income tax expense is calculated based on applying the statutory corporate tax rate to taxable income, and adjusting this amount for permanent differences between deductions allowed for financial statement purposes versus federal income tax purposes. Significant differences are due to adjustments to prior years' tax liabilities.

NOTE 5 - COMMITMENTS AND CONTINGENT LIABILITIES

Leases

The Company leases office space for various field agency offices with lease terms that vary in duration from 1 to 15 years. Some of these leases include escalation clauses that vary with levels of operating expense. Rental expense under these operating leases totaled $2,849,000 and $2,753,000 in 2002 and 2001, respectively. The Company also leases furniture and equipment under operating leases which expired in 2001. Rental expense under these leases included in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income totaled $104,000 and $101,000 in 2002 and 2001, respectively.

At December 31, 2002, the future minimum lease payments for all noncancelable operating leases are as follows:

                   Year     Amount
                   ----     ------
                    (in thousands)
                   2003     $2,496
                   2004      1,973
                   2005      1,321
                   2006      1,025
                   2007         36
                            ------
                   Total    $6,851
                            ======

Other Commitments

At December 31, 2002, the Company had outstanding agreements to fund mortgages totaling $30,220,000 in early 2003. In addition, the Company has committed to invest $14,697,000 in equity-type limited partnerships during the years 2003 to 2011. These transactions are in the normal course of business for the Company.

Litigation

In the normal course of business, the Company is party to various claims and litigation primarily arising from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating the policy and contract liabilities.
 The Company's management believes that the resolution of those actions will not have a material adverse effect on the Company's financial position or results of operations.

Guaranty Fund Assessments

The economy and other factors have caused an increase in the number of insurance companies that are under regulatory supervision. This circumstance is expected to result in an increase in assessments by state guaranty funds, or voluntary payments by solvent insurance companies, to fund policyholder losses or liabilities of insurance companies that become insolvent. These assessments may, in certain instances, be offset against future premium taxes. For 2002 and 2001, the charge to operations related to these assessments was not significant. The estimated liability of $880,000 and $907,000 at December 31, 2002 and 2001, respectively, was based on data provided by the National Organization of Life and Health Insurance Guaranty Associations and was included in "Other liabilities" in the Consolidated Balance Sheets.

NOTE 6 - STATUTORY SURPLUS AS REPORTED TO REGULATORY AUTHORITIES

Union Central files statutory-basis financial statements with regulatory authorities. Union Central's statutory-basis financial statements are prepared in conformity with accounting practices prescribed or permitted by the Department of Insurance of Ohio, Union Central's state of domicile. Effective January 1, 2001, the State of Ohio required that insurance companies domiciled in the State of Ohio prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Ohio insurance commissioner. As a result of the adoption of the NAIC Accounting Practices and Procedures Manual, the Company reported a change in accounting principle as of January 1, 2001 that decreased surplus by $16,627,000. Surplus as reflected in the statutory-basis financial statements was as follows:

                        Year ended December 31,
                           2002       2001
                           ----       ----
                             (in thousands)
Capital and surplus      $270,979    $333,173
                         ========    ========

NOTE 7 - EMPLOYEE BENEFITS

The Company has defined benefit plans covering substantially all of its employees. Benefits of the plans are based on years of service and the employee's highest five consecutive years of compensation out of the last ten years. The Company's funding policy is determined according to regulations as specified by ERISA and subsequent amendments. The contributions totaled $20,157,000 and $26,251,000 in 2002 and 2001, respectively. The
Company's net periodic pension expense was $7,471,000 and $3,196,000 for the years ended December 31, 2002 and 2001, respectively. Benefits paid in 2002 and 2001, were $5,792,000 and $6,578,000 respectively. Plan assets are primarily composed of mutual funds and unallocated insurance contracts. At December 31, 2002 and 2001, $94,745,000 and $90,706,000, respectively, was invested in affiliated mutual funds.

The measurement date for the Company's pension benefits was December 31. A table setting forth the funded status and the pension liability included in the Consolidated Balance Sheets follows:

                                         2002         2001
                                         ----         ----
                                          (in thousands)
Actuarial present value of
benefits obligations:
  Accumulated benefit obligation,
  including vested benefits of
  $111,406 and $97,834 for 2002
  and 2001, respectively               $114,740     $100,694
                                       ========     ========
  Projected benefit obligation         $116,837     $115,535
  Plan assets at fair value              94,745       90,706
                                       --------     --------
  Projected benefit obligation
   higher than plan assets             $ 22,092     $ 24,829
                                       ========     ========
Pension liability included
  in "Other liabilities"
  at end of year                        $19,996       $9,988

In 2002, an intangible asset of $12,111,000 was established due to plan amendments that are effective in early 2003.

Also, $6,879,000 and $14,079,000 (net of tax) was charged directly to policyholders' equity in 2002 and 2001, respectively, as a result of recognizing an additional minimum pension liability adjustment under FAS 87, and was included in "Minimum pension liability adjustment" in the Consolidated Statements of Equity.

The unfunded accumulated benefit obligation (ABO) will vary from year to year as changes in the market value of the plans' assets differs from changes in the ABO. The ABO varies from year to year as the rate used to discount future pension benefits related to the past service of plan participants changes. The discount rate at each valuation date reflects available rates on high quality fixed income investments. The investment strategy for the plans' assets is designed to achieve somewhat higher yields over the long term than would be achieved by investing entirely in high quality fixed income investments. Therefore, the market value of the plans' assets and the ABO do not change in the same amount from year to year. The Company believes that its current funding policy will be adequate to meet all future plan obligations over the long term.

Assumptions used to determine the status of the plans were:

                                                  2002     2001
                                                  ----     ----
Discount rate                                     7.00%    7.50%
Rate of increase in future compensation levels    3.50%    4.00%
Expected long-term rate of return on assets       8.50%    8.50%

The Company has contributory savings plans for employees meeting certain service requirements that qualify under Section 401(k) of the Internal Revenue Code. These plans allow eligible employees to contribute up to certain prescribed limits of their pre-tax compensation. The Company will match 50% of the first 6% of participants' contributions for the Employee Saving Plan and 50% of the first 6% of participants' contributions for the Agents Savings Plan. The Company's matching contributions to these Plans were $1,964,000 and $1,796,000 for 2002 and 2001, respectively. The value of the Plans' assets were $65,807,000 and $72,511,000 at December 31, 2002 and 2001, respectively. The assets are held in the Company's deposit fund or under the variable accounts of a group annuity policy sponsored by the Company. At December 31, 2002 and 2001, $23,733,000 and
$25,981,000, respectively, was invested in affiliated mutual funds.

NOTE 8 - POSTRETIREMENT BENEFITS

The Company provides certain health care and life insurance benefits for its eligible retired employees (the "Plan").
Substantially all of the Company's employees may become eligible for these benefits if they reach normal retirement age while working for the Company.

The measurement date for Other Postretirement Benefits was October 1. Information related to the postretirement benefits follows:

                                 2002       2001
                                 ----       ----
                                 (in thousands)
Postretirement costs           $1,343     $1,109
Cash benefits paid              1,191      1,487
Employer contributions          2,177      1,300
Participant contributions         220        180

A summary of the accrued postretirement liability included in "Other liabilities" in the Consolidated Balance Sheet as determined by the Plan's actuaries follows:

                                         2002        2001
                                       -------     -------
                                          (in thousands)
Postretirement benefit obligation      $19,861     $19,246
Fair value of plan assets                5,835       6,586
                                       -------     -------
Unfunded status                         14,026      12,660
Unrecognized net gain                    1,012       3,212
                                       -------     -------
Accrued postretirement liability       $15,038     $15,872
                                       =======     =======

The Company contributed $1,100,000 to the Plan subsequent to the October 1, 2002 valuation date, which reduced the accrued postretirement liability recognized in the Consolidated Balance
Sheets as of December 31, 2002 to $13,938,000. Plan assets are primarily composed of mutual funds and common stocks. At
December 31, 2002 and 2001, $1,352,000 and $1,450,000,
respectively, was invested in affiliated mutual funds.

The discount rate used in determining the accumulated postretirement benefit obligation was 7.00% and 7.50% at December
31, 2002 and 2001, respectively. The long-term rate of return on assets was 8.50% for 2002 and 2001.

A one percentage point increase in the health care cost trend rate in each year would not materially impact the postretirement benefit obligation, the interest cost and estimated eligibility cost components of the net periodic postretirement benefit cost as of and for the year ended December 31, 2002.

NOTE 9 - FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the Consolidated Balance Sheets for these instruments approximate their fair values.

Investment securities: Fair values for bonds are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from independent securities broker dealers or quoted market prices of comparable instruments. The fair values of common stock in Company sponsored mutual funds are based on quoted market prices and are recognized in "Equity securities available-for-sale at fair value", "Other fixed maturities" and "Other equity securities" in the Consolidated Balance Sheets. The fair values for limited partnerships are based on the quoted market prices of the investments underlying the limited partnership portfolios.

Mortgage loans: The fair values for commercial mortgages in good standing are estimated using discounted cash flow analysis using interest rates currently being offered for similar loans to borrowers with similar credit ratings in comparison with actual interest rates and maturity dates. Fair values for mortgages with potential loan losses are based on discounted cash flow analysis of the underlying properties.

Policy loans: Management is unable to ascertain the estimated life of the policy loan portfolio. Due to the excessive costs that would be incurred to determine this information, management considers the estimation of its fair value to be impracticable. The nature of a policy loan insures that the outstanding loan balance will be fully recoverable because the balance owed to the Company is always equal to or lower than the cash value of the insurance policy owed to the policyholder. Policy loans are stated at their aggregate unpaid balance in the Consolidated Balance Sheets.

Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Surplus notes: Fair value for the Company's surplus notes liability was estimated using a discounted cash flow calculation based on current interest rates consistent with the maturity of the surplus notes.

The carrying amounts and fair values of the Company's mortgage loans are as follows:

                     December 31, 2002        December 31, 2001
                    Carrying     Fair         Carrying     Fair
                     Amount      Value         Amount      Value
                     ------      -----         ------      -----
                                   (in thousands)
Mortgage loans      $578,913    $630,440      $719,014
$734,053
                    ========    ========      ========
========

The carrying amounts and fair values of the Company's liabilities for investment-type insurance contracts are as follows:

                               December 31, 2002     December 31,
2001
                              Carrying     Fair      Carrying
 Fair
                               Amount      Value      Amount
 Value
                               ------      -----      ------
 -----
                                           (in thousands)
Direct access                  $65,164   $65,164     $56,961
$56,961
Traditional annuities           34,576    38,693      33,544
36,680
Supplementary contracts         10,229    10,368      10,976
11,077
GPA not involving life             867       941       1,117
1,199
Individual annuity dividends        62        62          58
   58
Traditional life dividends       6,371     6,371       6,080
6,080
Group life dividends               403       403         351
  351
                              --------  --------    --------  ---
-----
  Total                       $117,672  $122,002    $109,087
$112,406
                              ========  ========    ========
========

The carrying amounts and fair values of the Company's liability for surplus notes is as follows:

                     December 31, 2002         December 31, 2001
                    ------------------        ------------------
                    Carrying     Fair         Carrying     Fair
                     Amount      Value         Amount      Value
                     ------      -----         ------      -----
                                   (in thousands)
Surplus notes       $49,793     $48,971       $49,784     $49,789
                    =======     =======       =======     =======

The Company's other insurance contracts are excluded from disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. Additional data with respect to the carrying value and fair value of the Company's investments is disclosed in Note 2.

NOTE 10 - LIABILITY FOR UNPAID CLAIMS AND CLAIM
ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claim adjustment expense is summarized as follows:

                                    December 31,
                                 2002         2001
                               --------     ------
--
                                  (in thousands)
Balance as of January 1        $152,796     $148,448
Incurred related to:
 Current year                    80,743       85,686
 Prior years                     11,821        9,327
                               --------     --------
Total incurred                   92,564       95,013
                               --------     --------
Paid related to :
 Current year                    50,279       49,489
 Prior years                     34,044       41,176
                               --------     --------
Total paid                       84,323       90,665
                               --------     --------
Balance as of December 31      $161,037     $152,796
                               ========     ========

The balance in the liability for unpaid claims and claim adjustment expenses is included in "Future policy benefits" and "Policy and contract claims" in the Consolidated Balance Sheets.

As a result of changes in estimates of insured events in prior years, the provision of claims and claim adjustment expenses increased by $11,821,000 and $9,327,000 in 2002 and 2001, respectively, due to lower than expected rates of claim terminations in 2002 and 2001. Included in the above balances are reinsurance recoverables of $2,413,000 and $1,525,000 at 2002 and 2001, respectively.

NOTE 11 - SURPLUS NOTES

On November 1, 1996, Union Central issued $50,000,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. Subject to prior written approval of the Superintendent of the Ohio Insurance Department, these Notes pay interest semi-annually on May 1 and November 1. Interest expense of $4,100,000 was incurred in 2002 and 2001, and was recorded as a reduction of "Net investment income" in the Consolidated Statements of Income. In connection with issuing the Notes, Union Central incurred and capitalized $765,000 of issuance cost. This cost is recorded in "Other assets" in the Consolidated Balance Sheets, and totaled $613,000 and $639,000 as of December 31, 2002 and 2001, respectively. Issuance cost of $26,000 was amortized in 2002 and 2001, respectively, and recorded to "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Additionally, the Notes have an original issue discount of $260,000, which is deducted from the balance of the Notes. Issuance costs and original issue discount will be amortized under the straight-line method over the term of the Notes. Amortization relating to original issue discount of $9,000 was recorded in 2002 and 2001 in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Unamortized original issue discount of $207,000 and $216,000 was deducted from the balance of the Notes as of December 31, 2002 and 2001, respectively.

NOTE 12 -  COMPREHENSIVE INCOME

Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" (FAS 130) establishes the requirement for the reporting and display of comprehensive income and its components in the financial statements. Comprehensive income is defined by the FASB as all changes in an enterprise's equity during a period other than those resulting from investments by owners and distributions to owners. Comprehensive income includes net income and other comprehensive income, which includes all other non-owner related changes to equity and includes unrealized gains and losses on available-for-sale debt and equity securities and minimum pension liability adjustments.
 FAS 130 also requires separate presentation of the accumulated balance of other comprehensive income within the equity section of a statement of financial position. The Company has presented the required displays of total comprehensive income and its components, along with the separate presentation of the accumulated balance of other comprehensive income within the Consolidated Statements of Equity.

Following are the FAS 130 disclosures of the related tax effects allocated to each component of other comprehensive income and the accumulated other comprehensive income balances required by FAS
130.

                                          Year Ended December 31,
2002
                                          -----------------------
-----
                                                      Tax
                                      Before-Tax    Expense/
Net-of-Tax
                                        Amount     (Benefit)
Amount
                                        ------     ---------
------
                                                (in thousands)
Unrealized gains on securities:

 Unrealized gains arising during 2002   $58,105     $20,337
$37,768

 Less:  reclassification adjustments
 for gains realized in net income        (3,817)     (1,336)
(2,481)
                                        -------     -------     -
------
 Net unrealized gains                    54,288      19,001
35,287
                                        -------     -------     -
------
Minimum pension liability adjustment    (10,583)     (3,704)
(6,879)
                                        -------     -------     -
------
Other comprehensive income              $43,705     $15,297
$28,408
                                        =======     =======
=======


                                         Year Ended December 31,
2001
                                         ------------------------
----
                                                      Tax
                                      Before-Tax     Expense/
Net-of-Tax
                                        Amount      (Benefit)
Amount
                                        ------      ---------
------
                                              (in thousands)
Unrealized gains on securities:

 Unrealized gains arising during 2001   $14,016      $4,906
$9,110

 Less:  reclassification adjustments
 for losses realized in net income       17,627       6,169
11,458
                                        -------     -------     -
------
 Net unrealized gains                    31,643      11,075
20,568

Minimum pension liability adjustment    (21,660)     (7,581)
(14,079)
                                        -------     -------     -
------
Other comprehensive income              $ 9,983     $ 3,494     $
6,489
                                        =======     =======
=======

NOTE 13 -  IMPACT OF SEPTEMBER 11

Based on a comprehensive review of the Company's operations, the events of September 11, 2001, had no material financial impact on the earnings and financial position of the Company.